STRATEGIC PARTNERS SMALL CAP GROWTH
OPPORTUNITY FUND
STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

IMPORTANT PROXY MATERIALS

PLEASE VOTE NOW

June 27, 2005

Dear Shareholder:

I am writing to ask you to vote on an important proposal whereby the assets of each of the Strategic Partners Small Cap Growth Opportunity Fund (the Opportunity Fund) and the Strategic Partners Small Capitalization Growth Fund (the Growth Fund) would be acquired by the Strategic Partners Managed Small Cap Growth Fund (the Managed Small Cap Fund and, together with the Opportunity Fund and Growth Fund, the Funds) and Managed Small Cap Fund would assume all of the liabilities of Opportunity Fund and Growth Fund. Opportunity Fund and Managed Small Cap Fund are each a series of Strategic Partners Mutual Funds, Inc., a Maryland corporation. Growth Fund is a series of Strategic Partners Style Specific Funds, a Delaware statutory trust. A shareholder meeting for Opportunity Fund is scheduled for Monday, September 12, 2005 at 11:00 a.m. Eastern time. A shareholder meeting for Growth Fund is scheduled for Monday, September 12, 2005 at 11:30 a.m. Eastern time. Only shareholders of the Opportunity Fund will vote on the acquisition of the Opportunity Fund's assets by the Managed Small Cap Fund. Only shareholders of the Growth Fund will vote on the acquisition of the Growth Fund by the Managed Small Cap Fund. The vote of each Fund's shareholders will affect that Fund's acquisition only, and will not affect the other Fund's acquisition.

This package contains information about the proposal and includes materials you will need to vote. The Board of Directors of Strategic Partners Mutual Funds, Inc. and the Board of Trustees of Strategic Partners Style Specific Funds have reviewed the proposal and recommended that it be presented to shareholders of the Opportunity Fund and Growth Fund, respectively, for their consideration. Upon consummation of the transactions, Managed Small Cap Fund intends to change its name to "Strategic Partners Small Cap  Growth Fund." Although the Directors/Trustees have determined that the proposal is in the best interests of the Opportunity Fund and Growth Fund shareholders, respectively, the final decision is up to you.

If approved, each proposed transaction would give the shareholders of each Fund the opportunity to participate in a larger fund with similar investment policies. Combining the Opportunity Fund and/or the Growth Fund with the Managed Small Cap Fund will allow you to enjoy a larger asset base over which expenses may be spread. In addition, shareholders of the Growth Fund are expected to realize a reduction in both the net and gross annual operating expenses borne by such shareholders. The accompanying proxy statement and prospectus includes a detailed description of the proposal. Please read the enclosed materials carefully and cast your vote. Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

•  By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage paid envelope. Votes must be received by 11:59 p.m. Eastern time on the day prior to the meeting.

•  By Internet. Have your proxy card available. Go to the web site: www.proxyvote.com. Enter your 12-digit control number from your proxy card. Follow the simple instructions found on the web site. Votes must be entered by 11:59 p.m. Eastern time on the day prior to the meeting.

•  By Telephone.  If your Fund shares are held in your own name, call 1-800-690-6903 toll-free. If your Fund shares are held on your behalf in a brokerage account, call 1-800-454-8683 toll-free. Enter your 12-digit control number from your proxy card. Follow the simple instructions. Votes must be entered by 11:59 p.m. Eastern time on the day prior to the meeting.

Special Note for Systematic Investment Plans (e.g., Automatic Investment Plan, Systematic Exchange, etc.). Shareholders on systematic investment plans must contact their financial advisor or call our customer service division, toll-free, at (800) 225-1852 to change their options. Otherwise, if the proposed transaction is approved, starting on the day following the closing of the proposed reorganization (which is expected to occur shortly after the shareholder meeting), future purchases will automatically be made in shares of Managed Small Cap Growth Fund.

If you have any questions before you vote, please call Computershare Fund Services at 1-866-346-6468 toll-free. They will be happy to help you understand the proposal and assist you in voting. Thank you for your participation.

  Judy A. Rice
President

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

STRATEGIC PARTNERS SMALL CAP GROWTH
OPPORTUNITY FUND

and

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Our Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of each of (i) Strategic Partners Small Cap Growth Opportunity Fund (the Opportunity Fund), a series of Strategic Partners Mutual Funds, Inc. (SP Mutual Funds), a Maryland corporation, and (ii) Strategic Partners Small Capitalization Growth Fund (the Growth Fund), a series of Strategic Partners Style Specific Funds (Style Specific Funds), a Delaware statutory trust; will be held at 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102, on Monday, September 12, 2005, at 11:00 a.m. Eastern time (for Opportunity Fund only) and at 11:30 a.m. Eastern time (for Growth Fund only), for the following purposes:

1.  For shareholders of the Opportunity Fund to approve or disapprove a Plan of Reorganization under which the Opportunity Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the Strategic Partners Managed Small Cap Growth Fund (the Managed Small Cap Fund), a series of SP Mutual Funds. In connection with this proposed transfer, each whole and fractional share of each class of the Opportunity Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of the Managed Small Cap Fund and outstanding shares of the Opportunity Fund will be cancelled. Upon consummation of the proposed transfers, Managed Small Cap Fund intends to change its name to "Strategic Partners Small Cap Growth Fund."

2.  For shareholders of the Growth Fund to approve or disapprove a Plan of Reorganization under which the Growth Fund, a series of Style Specific Funds, will transfer all of its assets to and all of its liabilities will be assumed by, the Managed Small Cap Fund. In connection with this proposed transfer, each whole and fractional share of each class of the Growth Fund will be exchanged for whole and fractional shares of equal net asset value of the same class of the Managed Small Cap Fund and outstanding shares of the Growth Fund will be cancelled.

3.  To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of Directors of SP Mutual Funds, on behalf of the Opportunity Fund, and the Board of Trustees of Style Specific Funds, on behalf of the Growth Fund, have each fixed the close of business on June 17, 2005 as the record date for the determination of the shareholders of each of Opportunity Fund and Growth Fund, as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

  Deborah A. Docs
Assistant Secretary

Dated: June 27, 2005

A proxy card is enclosed along with the combined Prospectus/Proxy Statement. Please vote your shares today by signing and returning the enclosed proxy card in the postage prepaid envelope provided. You may also vote by telephone or via the Internet as described in the enclosed materials. The Board of the SP Mutual Funds and the Style Specific Funds each recommends that you vote "for" your applicable proposal.

Your vote is important.
Please return your proxy card promptly.

Shareholders are invited to attend the applicable Meeting in person. Any shareholder who does not expect to attend the Meeting is urged to complete the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in mailing your proxy card promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING YOUR PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.   INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears on the account registration shown on the proxy card.

2.  JOINT ACCOUNTS: Both owners must sign and the signatures should conform exactly to the names shown on the account registration.

3.  ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of account registration or by the individual executing the proxy card. For example:

REGISTRATION			VALID SIGNATURE
A.	1. 2.	XYZ Corporation XYZ Corporation c/o John Smith, President	John Smith, President John Smith, President
B.	1. 2. 3.	ABC Company Profit Sharing Plan Jones Family Trust Sarah Clark, Trustee u/t/d 7/1/85	Jane Doe, Trustee Charles Jones, Trustee Sarah Clark, Trustee
C.	1.	Thomas Wilson, Custodian f/b/o Jessica Wilson UTMA New Jersey	Thomas Wilson, Custodian

STRATEGIC PARTNERS SMALL CAP GROWTH OPPORTUNITY FUND
A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.

and

STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND
A SERIES OF STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
PROXY STATEMENT

and

STRATEGIC PARTNERS MANAGED SMALL CAP GROWTH FUND
A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.
PROSPECTUS

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

Dated June 27, 2005

Acquisition of the Assets of the Strategic Partners Small Cap Growth Opportunity Fund

and

Acquisition of the Assets of the Strategic Partners Small Capitalization Growth Fund

By and in exchange for shares of the Strategic Partners Managed Small Cap Growth Fund

This combined Proxy Statement and Prospectus (Proxy Statement) is being furnished to the shareholders of each of (i) Strategic Partners Small Cap Growth Opportunity Fund (the Opportunity Fund), a series of Strategic Partners Mutual Funds, Inc. (SP Mutual Funds), and (ii) Strategic Partners Small Capitalization Growth Fund (the Growth Fund and, together with the Opportunity Fund, the Funds), a series of Strategic Partners Style Specific Funds (Style Specific Funds and, together with SP Mutual Funds, the Companies); in connection with the solicitation of separate proxies by the Board of Directors/Trustees of the Funds for use at Special Meetings of shareholders of each of the Opportunity Fund and Growth Fund and at any adjournments thereof (the Meetings).

The Meetings will be held at 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102 on Monday, September 12, 2005 at (i) 11:00 a.m. Eastern time (for Opportunity Fund only) and (ii) 11:30 a.m. Eastern time (for Growth Fund only). This Proxy Statement will first be sent to shareholders of Opportunity Fund and Growth Fund on or about June 27, 2005.

The purpose of the Meetings is for shareholders of each of the Opportunity Fund and Growth Fund to vote on a Plan of Reorganization (each, a Plan). Under each Plan, the applicable Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Strategic Partners Managed Small Cap Growth Fund (Managed Small Cap Fund), which is a series of the SP Mutual Funds, in exchange for shares of Managed Small Cap Fund, which will be distributed to shareholders of Opportunity Fund and Growth Fund, as applicable, and the subsequent cancellation of shares of Opportunity Fund and Growth Fund, as applicable. If the shareholders of Opportunity Fund approve the transaction, each whole and fractional share of each class of Opportunity Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of Managed Small Cap Fund as soon as practicable following the Meeting and the Opportunity Fund will be liquidated and the Managed Small Cap Fund will be the surviving fund. Similarly, if shareholders of Growth Fund approve the transaction, each whole and fractional share of each class of Growth Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of Managed Small Cap Fund as soon as practicable following the Meeting and the Growth Fund will be liquidated and the Managed Small Cap Fund will be the surviving fund. Upon consummation of the Transactions, Managed Small Cap Fund intends to change its name to "Strategic Partners Small Cap Growth Fund." Each vote will be considered separately and will not affect the acquisition of the other Fund.

The investment objective of each Fund is to seek maximum growth of capital. Each Fund invests primarily in equity securities of small capitalization companies included in the Russell 2000® Growth Index.

If the shareholders of Opportunity Fund approve the transaction, the shareholders of Opportunity Fund will become shareholders of Managed Small Cap Fund. If the shareholders of Growth Fund approve the transaction, the shareholders of Growth Fund will become shareholders of Managed Small Cap Fund.

This Proxy Statement gives the information about the proposed reorganization and issuance of shares of the Managed Small Cap Fund that you should know before voting. You should retain it for future reference. Additional information about the Managed Small Cap Fund and the proposed reorganization has been filed with the Securities and Exchange Commission (SEC) and can be found in the following documents:

•  The Prospectus for the Managed Small Cap Fund dated March 1, 2005, which is enclosed and incorporated by reference into this Proxy Statement.

•  The Statement of Additional Information (SAI) for the Managed Small Cap Fund dated March 1, 2005, which has been filed with the SEC and is incorporated by reference into this Proxy Statement.

•  An SAI relating to this Proxy Statement dated June 27, 2005, has been filed with the SEC and is incorporated by reference into this Proxy Statement.

You may request a free copy of the SAI relating to this Proxy Statement or other documents relating to the Funds without charge by calling 1-800-225-1852 or by writing to SP Mutual Funds or the Style Specific Funds at the above address.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement, including each Plan. You should read the more complete information in the rest of this Proxy Statement, including each Plan (attached as Exhibits A (Opportunity Fund) and B (Growth Fund)), the Prospectus for the Managed Small Cap Fund (enclosed as Exhibit C) and the SAI relating to this Proxy Statement. This summary is qualified in its entirety by reference to these documents. You should read these materials for more complete information.

The Proposal

You are being asked to consider and approve a Plan for Opportunity Fund or Growth Fund, as applicable, that will have the effect of combining the Opportunity Fund and/or the Growth Fund, as applicable (each a Target Fund), and the Managed Small Cap Fund into a single mutual fund. If shareholders of a Target Fund vote to approve the applicable Plan, the assets of that Fund will be transferred to, and all of the liabilities of that Fund will be assumed by, the Managed Small Cap Fund in exchange for an equal value of shares of the Managed Small Cap Fund. Shareholders of each Target Fund that approves the Plan will have their shares exchanged for shares of the Managed Small Cap Fund of equal dollar value based upon the value of the shares at the time the applicable Target Fund's assets are transferred to the Managed Small Cap Fund. After the transfer of assets and exchange of shares have been completed, the applicable Target Fund will be liquidated and dissolved and Managed Small Cap Fund intends to change its name to "Strategic Partners Small Cap Growth Fund." Each proposed reorganization is referred to in this Proxy Statement as a "Transaction." As a result of the Transactions you will cease to be a shareholder of the applicable Target Fund and will become a shareholder of the Managed Small Cap Fund.

For the reasons set forth in the "Reasons for the Transaction" section, the Board of Directors of the SP Mutual Funds and the Board of Trustees of Style Specific Funds have each determined that the Transaction is in the best interests of the shareholders of the Opportunity Fund and Growth Fund, respectively, and have also concluded that no dilution in value would result to the shareholders of any Fund as a result of the Transactions.

The Board of Directors of the SP Mutual Funds, on behalf of the Opportunity Fund and the Managed Small Cap Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan with respect to the Opportunity Fund.

The Board of Trustees of Style Specific Funds, on behalf of the Growth Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan with respect to the Growth Fund.

Shareholder Voting

Shareholders who own shares of either Target Fund at the close of business on June 17, 2005 (the Record Date) will be entitled to vote at the respective Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold of the Target Fund. To approve the Transaction for the reorganization of the Opportunity Fund, the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Opportunity Fund outstanding and entitled to vote thereon must be voted in favor of the Plan. To approve the Transaction for the reorganization of the Growth Fund, the affirmative vote of the holders of a majority of the total numbers of shares of capital stock of the Growth Fund outstanding and entitled to vote thereon must be voted in favor of the Plan.

Please vote your shares as soon as you receive this Proxy Statement. You may vote by completing and signing the enclosed ballot (the proxy card), over the Internet or by phone. If you vote by any of these methods, your votes will be officially cast at the Meeting by persons appointed as proxies.

You can revoke or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The Investment Objective and Strategies of the Funds

This section describes the investment policies of the Opportunity Fund, the Growth Fund, and the Managed Small Cap Fund and the differences between them. For a complete description of the investment policies and risks of the Managed Small Cap Fund, you should read the Prospectus for the Managed Small Cap Fund that is enclosed with and incorporated by reference into this Proxy Statement.

The investment objectives of the Funds are similar: Opportunity Fund seeks growth of capital, Growth Fund seeks maximum capital appreciation and Managed Small Cap Fund seeks maximum capital growth.

The investment objectives for each Fund are non-fundamental policies and can be changed without shareholder approval. Each of the Funds pursues its investment objective through various investment strategies that are employed by the Fund's subadviser (Subadviser).

The Opportunity Fund will invest, under normal circumstances, at least 80% of the value of its assets in small capitalization companies that have market capitalizations similar to the market capitalizations of the companies in the Russell 2000® Growth Index at the time of the Fund's investment. The size of the companies in the Russell 2000® Growth Index may change with market conditions. The Subadviser uses its own fundamental research computer models and proprietary measures of growth in selecting stocks for the Fund. The Subadviser's investment strategy seeks to identify stocks of companies which have strong business momentum, earnings growth and superior management teams, as well as stocks of those companies whose earnings growth potential may not be currently recognized by the market and whose stock may be considered to be underpriced using various financial measurements employed by the Subadviser, such as price-to-earnings ratios.

To achieve its objective, the Growth Fund invests in the stocks of small companies that it believes will experience earnings growth at a rate faster than that of the U.S. economy in general. The Fund will invest, under normal circumstances, at least 80% of its investable assets in common stocks and securities convertible into common stocks of companies with a total market capitalization of less than $2.5 billion (measured at the time of purchase). The Subadviser considers a number of factors in choosing stocks, like the company's sales, earnings, book value, cash flow, recent performance and its industry.

The Managed Small Cap Fund will invest, under normal circumstances, at least 80% of the value of its assets in small capitalization companies. The Fund pursues its investment objective by normally investing primarily in the equity securities of small-sized companies included in the Russell 2000® Growth Index. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Subadviser employs an investment strategy that seeks to maintain a portfolio of equity securities that approximates the market risk of those stocks included in the Russell 2000® Growth Index, but which outperforms the Russell 2000® Growth Index through active stock selection. The Subadviser considers a number of factors in determining whether to invest in a growth stock, including earnings growth rate, analysts' estimates of future earnings and industry-relative price multiples. Other factors are net income growth versus cash flow growth as well as earning and price momentum. In the selection of investments, long-term capital appreciation will take precedence over short-range market fluctuations. However, the Fund may occasionally make investments for short-term capital appreciation.

Other Non-Fundamental Investment Policies of the Funds

As noted above, each of the Funds invests primarily in equity securities of small capitalization companies. Under certain circumstances, each Fund may invest a portion of its assets in other types of investments or employ alternative investment strategies. As described more fully below, each Fund may have limitations on the extent to which it may pursue these types of investments.

The Opportunity Fund may on a limited basis invest in preferred stocks, debt securities, dollar and non-dollar denominated foreign securities, options, financial futures and other derivatives, which may be used to manage investment risk, to increase or decrease exposure to an asset class or benchmark or to create an investment position indirectly. When using derivative strategies, the Fund will segregate cost or other liquid assets.

The Growth Fund may invest up to 20% of its investable assets in debt obligations. The Growth Fund may invest up to 35% of its investable assets in money market instruments and, on a limited basis, the Fund may invest in when-issued and delayed delivery securities and in illiquid securities.

The Managed Small Cap Fund may invest in preferred stocks, convertible securities, warrants and bonds when consistent with the Fund's investment objectives and policies. The Fund may invest up to 20% of its total assets in foreign securities, and in foreign cash items in excess of this limit. The Fund may enter into stock index or currency futures contracts or options thereon. The Fund may also purchase and sell call and put options. The Fund may also invest up to 10% of its total assets in hybrid instruments, which combine the characteristics of futures, options and securities. When using derivative strategies, the Fund will segregate cost or other liquid assets.

Although the Funds do not expect to do so ordinarily, during periods of adverse market conditions, each Fund may invest all or substantially all of its assets temporarily in a defensive manner. When investing in this manner, the Opportunity Fund may hold cash or invest in cash equivalents such as, high grade commercial paper, certificates of deposit, repurchase agreements and money market funds managed by the Subadviser or others. As a temporary defensive investment, the Growth Fund may invest up to 100% of the Fund's assets in money market instrument or U.S. Government Securities. When investing in a defensive manner, the Managed Small Cap Fund may invest in high-grade, debt securities, commercial paper, U.S. Government Securities or cash or cash equivalents, including repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Fundamental Investment Restrictions of the Funds

As noted above, a Fund may not change a fundamental investment restriction without the prior approval of its shareholders. A non-fundamental investment policy, however, may be changed without shareholder approval. Each Fund has adopted identical fundamental investment restrictions, which limit a Fund's ability to: (i) issue senior securities; (ii) borrow money (except for non-leveraging, temporary or emergency purposes); (iii) underwrite securities; (iv) purchase or sell real estate; (v) purchase or sell physical commodities; (vi) make loans (except for certain securities lending transactions); and (vii) concentrate its investments by investing 25% or more of the value of the Fund's assets in securities of issuers having their principal business activities in the same industry.

In addition, each Fund has adopted a fundamental investment restriction to diversify its investments. Accordingly, each Fund is deemed a "diversified funds" under the Investment Company Act of 1940 (the "Investment Company Act"). This means that, with respect to 75% of the value of each Fund's total assets, each Fund invests in cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities, securities of other investment companies and "other securities." The "other securities" are subject to the requirement that not more than 5% of total assets of the Fund will be invested in the securities of a single issuer and that the Fund will not hold more than 10% of any single issuer's outstanding voting securities. Accordingly, a Fund may not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of Investing in the Funds

Like all investments, an investment in the Funds involves risk. There is no assurance that any of the Funds will meet its investment objective. As with any mutual fund investing primarily in equity securities, the value of the securities held by a Fund may decline. Stocks can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally. These declines may be substantial. Each of the Funds is also subject to small company risk. As discussed above, both Funds invest normally at least 80% of their assets in small capitalization companies. Small capitalization companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies. In addition, there are certain risks that are associated with the particular investment strategies employed by each Fund.

For more information about the risks associated with Managed Small Cap Fund's investment strategies, see the Managed Small Cap Fund's Prospectus (enclosed), and for a more detailed discussion of the Managed Small Cap Fund's investments, see the Funds' SAI, both of which are incorporated by reference into this Proxy Statement.

Federal Income Tax Considerations

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers that are controlled by the Fund and that are determined, pursuant to Department of Treasury regulations, to be in the same, similar or related trades or businesses. As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's distribution requirements.

The Transaction may entail various tax consequences, which are discussed under the caption "Tax Consequences of the Transaction."

Forms of Organization

The Opportunity Fund and the Managed Small Cap Fund are each a series of SP Mutual Funds, which is a diversified, open-end management investment company, organized as a Maryland corporation. Growth Fund is a series of Style Specific Funds, which is a diversified, open-end management investment company organized as a Delaware statutory trust. SP Mutual Funds is authorized to issue 5.5 billion shares of Common Stock, $0.001 par value per share, of which 150,000,000 are classified as shares of the Opportunity Fund and 150,000,000 are classified as shares of the Managed Small Cap Fund. Shares of both the Opportunity Fund and the Managed Small Cap Fund are divided into Class A, Class B, Class C, Class L, Class M, Class X and New Class X shares.

Style Specific Funds is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six series and up to seven classes.

SP Mutual Funds operates pursuant to a charter, which includes its Articles of Incorporation and supplements, corrections, and amendments thereto, and By-Laws. Style Specific Funds operates pursuant to an Agreement and Declaration of Trust (Declaration) and By-Laws. SP Mutual Funds is governed by a Board of Directors; Style Specific Funds by a Board of Trustees. We refer to both as a "Board" and sometimes refer separately to "Directors" or "Trustees". Due to differences in Maryland and Delaware law and the governing documents of SP Mutual Funds and Style Specific Funds, we have summarized below several material differences between the rights of stockholders of SP Mutual Funds and of Style Specific Funds. The following is only a summary and is not a complete description of the governing documents of SP Mutual Funds and Style Specific Funds. You should refer to the Charter and By-Laws of SP Mutual Funds and the Declaration and By-Laws of Style Specific Funds for more complete information.

Extraordinary Transactions

The Declaration permits the Trustees of Style Specific Funds, without shareholder approval (unless such approval is otherwise required by the Investment Company Act) to (a) cause Style Specific Funds to convert or merge, reorganize or consolidate with or into one or more business entities (or a series thereof to the extent permitted by law) so long as the surviving or resulting entity is an open-end management investment company (or a series thereof to the extent permitted by law) formed, organized or existing under the laws of a U.S. jurisdiction and that, in the case of any business entity created by the Board to accomplish such conversion, merger, reorganization or consolidation, may succeed to or assume Style Specific Funds' registration under the Investment Company Act, (b) cause shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (c) cause Style Specific Funds to incorporate under the laws of a U.S. jurisdiction, (d) sell or convey all or substantially all of the assets of Style Specific Funds or any series or class thereof to another series or class thereof or to another business entity (or a series thereof to the extent permitted by law) organized under the laws of a U.S. jurisdiction so long as such business entity is an open-end management investment company and, in the case of any business entity created by the Board to accomplish such sale and conveyance, may succeed to or assume Style Specific Funds' registration under the Investment Company Act or (e) at any time sell or convert into money all or any part of the assets of Style Specific Funds or any series or class thereof. As a registered open-end investment company, SP Mutual Funds is authorized under Maryland law to transfer all of its assets (or the assets of any series or class of shares) without shareholder approval, but, under its Charter, mergers, consolidations, share exchanges and dissolutions must be approved by a majority of the outstanding voting shares.

Shareholder Meetings

Place of Meeting

SP Mutual Funds may hold shareholder meetings at any place within the United States set by the Board. Style Specific Funds is required to hold shareholder meetings at the principal executive offices of Style Specific Funds or at such other place within the United States as the Trustees shall designate.

Shareholder Voting Rights

Each share of SP Mutual Funds' common stock entitles its holder to one vote. Fractional shares of stock of SP Mutual Funds are entitled to pro rata voting rights. Style Specific Funds' Board is entitled to determine, without the vote or consent of shareholders (except as required by the Investment Company Act) with respect to any matter submitted for a shareholder vote, whether each share shall be entitled to one vote, or whether each dollar of net asset value shall be entitled to one vote. In addition, shareholders of Style Specific Funds are entitled to vote only (1) for the election or removal of Trustees and (2) with respect to such additional matters relating to Style Specific Funds as may be required by the Investment Company Act, the Declaration, the By-Laws or any registration of Style Specific Funds with the Commission (or any successor agency) or any state, or as the Board may consider necessary or desirable.

Record Date

SP Mutual Funds' Board has the power to set a record date, which must be at or after close of business on the day the record date is fixed, and may not be more than 90 or fewer than 10 days prior to the applicable meeting of shareholders. Style Specific Funds' Board may fix a record date falling not more than 90 days prior to the meeting.

Annual Meetings

SP Mutual Funds is not required to hold an annual meeting of its shareholders in any year in which the election of directors is not required to be acted upon under the Investment Company Act of 1940, as amended (the "Investment Company Act"). There are no requirements regarding annual shareholder meetings set forth in Style Specific Funds' Declaration or By-Laws or the Delaware Statutory Trust Act.

Special Meetings

SP Mutual Funds must call a special meeting of shareholders if so requested by the Chairman or President, by a majority of the Directors by vote at a meeting or in writing (addressed to the Secretary of the Corporation) with or without a meeting, or, in the discretion of the Board, on the written request of shareholders holding at least 10% of the outstanding shares of a series. SP Mutual Funds' Board has the power to fix the date and time of any special meeting of shareholders. Style Specific Funds is required to call a meeting of shareholders upon order of the Board, or, for the purpose of voting on the removal of any Trustee, upon the request of stockholders holding at least 10% of the outstanding shares entitled to vote. If the Secretary of Style Specific Funds refuses or neglects to call such meeting for more than 10 days, the Board or shareholders so requesting may call the meeting themselves by giving notice thereof in the manner required by the By-Laws.

Inspector of Elections

SP Mutual Funds is required to appoint one or more inspectors of election upon the request of shareholders entitled to cast at least 10% of the votes entitled to be cast at the meeting. There are no requirements regarding inspectors set forth in Style Specific Funds' Declaration or By-Laws or the Delaware Statutory Trust Act.

Advance Notice of Shareholder Proposals

There are no requirements regarding advance notice for shareholder proposals set forth in Style Specific Funds' Declaration or By-Laws or the Delaware Statutory Trust Act. Although SP Mutual Funds' charter provides that the bylaws may delineate requirements for presenting matters at annual meetings, the current bylaws do not do so. This generally means that the shareholders may submit proposals from the floor of an annual meeting.

Quorum

The presence, in person or by proxy, of shareholders entitled to cast a majority of all votes entitled to be cast on a matter with respect to one or more series or classes of SP Mutual Funds shall constitute a quorum for the transaction of business at a meeting of such shareholders. For Style Specific Funds, a quorum is one-third of the shares entitled to vote, except when a larger quorum is required by federal law, including the Investment Company Act, the By-Laws or the Declaration.

Adjournments

Whether or not a quorum is present, SP Mutual Funds may adjourn a meeting of shareholders convened on the date for which it was called, by majority vote of the shareholders present, to a date not more than 120 days after the original record date. Style Specific Funds can adjourn a meeting of shareholders without notice thereof if the time and date of the meeting are announced at the meeting and the adjourned meeting is held within a reasonable time after the date of the original meeting. Whether or not a quorum is present, any meeting of shareholders of Style Specific Funds may be adjourned one or more times from time to time to another time or place by shareholders holding a majority of the outstanding shares present and entitled to vote on a proposal to adjourn at such meeting.

Shareholder Action Without a Meeting

Common shareholders of SP Mutual Funds are not entitled to act by written consent unless such consent is unanimous. Shareholders of Style Specific Funds can act by written consent if such consent is signed by the holders of outstanding shares having enough votes to authorize the action at a meeting at which all shares entitled to vote on that action were present and voted, except that in the case of shareholder proposals and any matter subject to a proxy contest or proxy solicitation or any proposal in opposition to a proposal by the Officers or Trustees of Style Specific Funds, shares may be voted only in person or by written proxy at a meeting.

Amendments to Charter/Declaration

Amendments to SP Mutual Funds' Charter generally require the approval of the Board and at least a majority of the outstanding voting securities. However, the Board may amend the Charter to change the name of the company, or change the designation or par value of shares, without shareholder approval. Under Maryland law, the Board of

SP Mutual Funds is also authorized to increase or decrease the aggregate authorized capital stock, and classify and reclassify shares, without shareholder approval. The Board of Style Specific Funds is entitled to amend the Declaration without shareholder approval, except that shareholders have the right to vote on (1) any amendment that is required to be approved by shareholders pursuant to the Investment Company Act and (2) any amendment submitted to the shareholders by the Board at its discretion.

Amendment of By-Laws

SP Mutual Funds' By-Laws can be amended by (A) majority vote of the shareholders; or (B) majority vote of the Board. Style Specific Funds' By-Laws can be amended by majority vote of the shareholders or of the Board; provided, however, that no By-Law may be amended, adopted or repealed by the Board if such amendment, adoption or repeal is required by applicable law to be submitted to a vote of shareholders.

Board Members

Number of Board Members

SP Mutual Funds' Board can change the number of directors to any number between three (3) and twenty-five (25). Shareholders of Style Specific Funds have approved amendments to the Declaration which permit the number of Trustees to be such number as is determined, from time to time, by the Board, without any limitation on the maximum number permitted.

Removal of Board Members

SP Mutual Funds' shareholders may remove a Board member, with or without cause, by the affirmative vote of a majority of all votes entitled to be cast generally in the election of Board members. Trustees of Style Specific Funds may be removed at any shareholder meeting by a vote of 2/3 of the outstanding shares, or by 2/3 vote of the Board.

Board Vacancies

A vacancy on SP Mutual Funds' Board may be filled by a majority of the remaining members of the Board (unless the vacancy results from the removal of a director by the stockholders, in which case the shareholders may elect a successor to fill the vacancy, the vacancy results from an increase in the number of directors, in which case a majority of the entire Board may fill the vacancy, or unless otherwise required by law). A vacancy on Style Specific Funds' Board may be filled by a majority of the Board; provided that in the event that less than the majority of the Trustees holding office have been elected by the shareholders, to the extent required by the Investment Company Act, but only to such extent, the Trustees then in office shall call a shareholders' meeting for the election of Trustees.

Limitation on Liability of Directors/Trustees and Officers

SP Mutual Funds' Charter provides that, to the extent permitted by law, a director or officer of SP Mutual Funds will not be liable to SP Mutual Funds or its shareholders for monetary damages. Pursuant to Maryland law, this limitation on liability would not apply (1) to the extent the person actually received an improper benefit or profit in money, property or services; or (2) to the extent that a final adjudication adverse to the person is entered based on a finding that the action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action. The Declaration of Style Specific Funds provides that a Trustee, when acting in such capacity, shall not be liable to any person other than Style Specific Funds or its shareholders for any act, omission or obligation of Style Specific Funds, such Trustee or any other Trustee, except for such Trustee's own willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for any neglect or wrongdoing of any officer, agent, employee, manager, adviser, subadviser or principal underwriter of Style Specific Funds. With regard to both SP Mutual Funds and Style Specific Funds, the Investment Company Act will not permit a limitation on liability relating to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Indemnification of Directors/Trustees, Officers, Employees and Agents

SP Mutual Funds' organizational documents require indemnification of directors and officers to the fullest extent permitted by law. Other employees and agents shall be indemnified to the extent authorized by the Board or the By-Laws. Maryland law prohibits indemnification if it is established that (1) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (2) the person actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the person had reasonable cause to believe that the act or omission was unlawful. Style Specific Funds' By-Laws provide that it shall indemnify Trustees, officers, employees and agents to the fullest extent permitted by law. In the case of both SP Mutual Funds and Style Specific Funds, the Investment Company Act prohibits indemnification in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Indemnification of Shareholders

Style Specific Funds' Declaration provides that if any shareholder or former shareholder is exposed to liability relating to his or her status as a shareholder, and not because of the actions or omissions of such person or entity, such person or entity shall be entitled to be held harmless from and indemnified out of the assets of the particular series of Style Specific Funds of which such person or entity is or was a shareholder and in relation to which such liability arose against all loss and expense arising from such liability. SP Mutual Funds' organizational documents do not include a similar provision; however, under Maryland law, SP Mutual Funds' stockholders generally have no personal liability for the debts or obligations of SP Mutual Funds as a result of their status as shareholders.

Derivative Actions

Style Specific Funds' Declaration imposes certain conditions on the ability of shareholders to bring a derivative action on behalf of Style Specific Funds, including a requirement that shareholders who collectively hold at least 10% of the outstanding shares of Style Specific Funds (or the series or class to which such action relates) join in a pre-suit demand upon the Board to bring such an action unless an effort to cause the Board to bring the action is not likely to succeed. SP Mutual Funds' Charter does not include similar limitations.

Termination and Dissolution

Style Specific Funds may be terminated at any time by the Board by written notice to the shareholders, and any series or class thereof may be terminated at any time by the Board by written notice to the shareholders of such series or class. Dissolution of SP Mutual Funds requires the approval of the holders of a majority of the outstanding shares of all classes and series. However, SP Mutual Funds may transfer all or any part of the assets of a series without shareholder approval under Maryland law, and can redeem outstanding shares at net asset value under certain circumstances.

Management of the Companies and the Funds

American Skandia Investment Services, Inc. (ASISI), One Corporate Drive, Shelton, Connecticut, and Prudential Investments LLC (PI), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serve as co-managers (each an Investment Manager and together the Investment Managers) pursuant to an investment management agreement with the SP Mutual Funds on behalf of Opportunity Fund and Managed Small Cap Fund (each a Management Agreement). Under each Management Agreement, PI, as co-manager, will provide supervision and oversight of ASISI's investment management responsibilities with respect to Opportunity Fund and Managed Small Cap Fund, respectively.

Pursuant to each Management Agreement, the Investment Managers jointly administer the Managed Small Cap Fund's and the Opportunity Fund's business affairs and supervise each Fund's investments. Subject to approval by the Board of Directors, the Investment Managers may select and employ one or more subadvisers for a Fund, who will have primary responsibility for determining what investments the Fund will purchase, retain and sell. Also subject to the approval of the Board of Directors, the Investment Managers may reallocate the Fund's assets among subadvisers including (to the extent legally permissible) affiliated subadvisers, consistent with a Fund's investment objectives.

PI serves as the manager of the Growth Fund pursuant to an agreement with Style Specific Funds on behalf of the Growth Fund (the Growth Fund Management Agreement). Under the Growth Fund Management Agreement, PI provides investment management responsibilities with respect to Style Specific Funds. Pursuant to the Growth Fund Management Agreement, PI administers the Growth Fund's business affairs and supervises the Fund's investments. Subject to approval by the Board of Trustees, PI may select and employ one or more subadvisers for the Growth Fund, who will have primary responsibility for determining what investments the Fund will purchase, retain and sell. Also subject to the approval of the Board of Trustees, PI may reallocate the Growth Fund's assets among subadvisers, including (to the extent legally permissible) affiliated subadvisers, consistent with the Growth Fund's investment objectives.

SP Mutual Funds and Style Specific Funds have each obtained an exemption from the SEC that permits an Investment Manager to change subadvisers for each of its series, including the Funds, and to enter into new sub-advisory agreements without obtaining shareholder approval of such changes. Any such subadviser change would be subject to approval by the Board of Directors/Trustees of the SP Mutual Funds or Style Specific Funds for their respective Funds. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the SP Mutual Funds or Style Specific Funds for their respective Funds) is intended to facilitate the efficient supervision and management of the subadvisers by the Investment Managers and the Directors/Trustees of the SP Mutual Funds or Style Specific Funds for their respective Funds.

With respect to the Funds, the applicable Investment Managers currently engage the following Subadvisers to manage the investments of the Funds in accordance with the Fund's investment objective, policies and limitations and any investment guidelines established by the Investment Managers. Each Subadviser is responsible, subject to the supervision and control of the applicable Investment Managers, for the purchase, retention and sale of securities in a Fund's investment portfolio under its management.

Deutsche Asset Management, Inc. (DAMI) serves as the Subadviser to the Managed Small Cap Fund and Opportunity Fund. DAMI is located at 345 Park Avenue, New York, New York 10154. DAMI was founded in 1838 as Morgan Grenfell Inc and has provided asset management services since 1953. As of December 31, 2004, as part of Deutsche Asset Management Group (DeAM), DAMI managed approximately $40.5 billion of DeAM's $714.9 billion in assets.

Janet Campagna and Robert Wang are the co-portfolio managers for the Managed Small Cap Fund. They have been managing the Fund since May 2003. Ms. Campagna, a Managing Director, joined DAMI in 1999 and is head of global and tactical asset allocation. Prior to joining DAMI, she served as investment strategist and manager of the asset allocation strategies group for Barclays Global Investors from 1994 to 1999. Mr. Wang, a Managing Director, joined DAMI in 1995 as portfolio manager for asset allocation and serves as senior manager for multi-asset class quantitative strategies.

Westcap Investors, LLC (Westcap) and RS Investment Management, L.P. (RS Investments) are the Subadvisers to the Growth Fund. Westcap, a registered investment adviser, is a privately held firm that has managed institutional accounts, including mutual funds, since 1992. Westcap, located at 11111 Santa Monica Boulevard, Los Angeles, California 90025, had approximately $3.3 billion of assets under management as of December 31, 2004.

Gregory S. Weirick and Joshua D. Shaskan, CFA have managed the Westcap segment of the Fund since July 2003 and lead the investment team that manages the Westcap segment of the Fund. Mr. Weirick, a Managing Director and Co-founder of Westcap, has been with the firm since its inception in 1992. He has specialized in the small cap growth category for over 10 years. Mr. Shaskan, a Senior Vice President/Portfolio Manager, joined Westcap in 1998 and has 11 years of investment industry experience. Prior to Westcap, Mr. Shaskan served as an Investment Specialist at Wells Fargo Securities.

Other members of the team include Richard C. Farra, Jeffrey J. Hoo, CFA, John J. Huber, CFA, and John D. Lawrence, CFA. Mr. Farra, Managing Director, joined Westcap in 2003 and has 23 years of investment industry experience. Prior to Westcap, Mr. Farra served as a Portfolio Manager and Analyst for Roxbury Capital Management, a Portfolio Manager at Trust Company of the West, Director of Research and Portfolio Manager at ARCO Investment Management Company, a Portfolio Manager and Analyst for Hughes Investment Management Company, and an Analyst for Beneficial Standard Investment Management Company. Mr. Hoo, a Senior Vice President/Security Analyst at Westcap, joined Westcap in 1997 and has 7 years of investment industry experience. Prior to Westcap, Mr. Hoo was a finance manager at Sony Pictures Entertainment and an auditor at KPMG Peat Marwick. Mr. Huber, a Senior Vice President/Security Analyst, joined Westcap in 2000. Prior to Westcap, he was a senior associate at Wilshire Associates and an information technology consultant at Arthur Andersen. Mr. Lawrence, a Security Analyst, joined Westcap in 2003 and has 4 years of investment industry experience. Prior to Westcap, Mr. Lawrence was an Assistant Vice President at Sanders Morris Harris and a Research Associate at Credit Suisse First Boston.

RS Investments is an independent, privately held money management firm that specializes in domestic small and mid-cap stocks. As of December 31, 2004, the firm managed over $8.44 billion in no-load mutual funds, institutional accounts, and alternative investments. The principal office of RS Investments is at 388 Market Street, Suite 1700, San Francisco, CA 94111.

Bill Wolfenden, a Principal of RS Investments and lead portfolio manager of their small-cap growth accounts, has managed the RS Investments segment of the Growth Fund since October 2003. Prior to joining RS in April 2001, he was at Dresdner RCM Global Investors since 1994, where he served on the micro-cap and small-cap growth investment management teams. He holds a B.A. in economics from Southern Methodist University and an M.B.A. with a dual concentration in finance and accounting from Vanderbilt University.

Subsequent to the consummation of each Transaction, DAMI will continue to serve as the Subadviser for the Managed Small Cap Fund.

Additional Information About the Portfolio Managers

Set out below is additional information with respect to the portfolio managers for the Fund. Unless noted otherwise, all information is provided as of October 31, 2004 for Opportunity Fund and Managed Small Cap Fund and July 31, 2004 for Growth Fund.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies (RICs), other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface.

Portfolio Manager	RIC Accounts Managed	Assets of RIC Managed	Other Pooled Accounts Managed	Assets of Other Pooled Accounts Managed	Other Accounts Managed	Assets of Other Accounts Managed
Janet Campagna	35	$3,199,511,680	7	$478,714,796	40/	$6,500,705,451/
					3	79,719,404
Robert Wang	35	$3,199,511,680	7	$478,714,796	40/	$6,500,705,451/
					3	79,719,404
Gregory S. Weirick	3	$101,400,000	1	$17,700,000	150	$2,196,000,000
Richard C. Farra	3	$101,400,000	1	$17,700,000	150	$2,196,000,000
Joshua D. Shaskan	3	$101,400,000	1	$17,700,000	150	$2,196,000,000
John D. Lawrence	3	$101,400,000	1	$17,700,000	150	$2,196,000,000
Jeffrey J. Hoo	3	$101,400,000	1	$17,700,000	150	$2,196,000,000
John J. Huber	3	$101,400,000	1	$17,700,000	150	$2,196,000,000
Bill Wolfenden	9	$749,319,282	0	0	7	$65,168,719

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Managed Small Cap Fund and Opportunity Fund	DAMI:

Compensation

DAMI seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and Scudder Investments' and Deutsche Bank's financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional's seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation

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Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Managed Small Cap Fund and Opportunity Fund (continued)	awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

To evaluate its investment professionals, DAMI uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, DAMI considers a number of quantitative and qualitative factors such as:

• Scudder Investments' performance and the performance of Deutsche Asset Management;

• Quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

• Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, DAMI assesses compliance, risk management and teamwork skills.

• Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of DAMI, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

In addition, DAMI analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

Potential Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

• Certain investments may be appropriate for the Fund and also for other clients advised by DAMI, including other client accounts managed by the Fund's portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of DAMI may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results

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Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Managed Small Cap Fund and Opportunity Fund (concluded)	achieved for other clients of DAMI. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by DAMI to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of DAMI in the interest of achieving the most favorable net results to the Fund and the other clients.

• To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. DAMI attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

• In some cases, an apparent conflict may arise where DAMI has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. DAMI will not determine allocations based on whether it receives a performance-based fee from the client.

Additionally, DAMI has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

DAMI is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, DAMI is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of DAMI's advisory clients. DAMI has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund's Board.

Growth Fund	Westcap:

Compensation

Westcap's portfolio managers' compensation generally consists of base salary and bonus. In addition, portfolio managers may be eligible for ownership of membership interests in Westcap which would provide potential appreciation linked to the increase or decrease in the value of Westcap, as well as profit sharing.

A portfolio manager's base salary is determined by the manager's experience and performance in the role. A portfolio manager's base salary is generally a fixed amount

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Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Growth Fund (continued)	that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager's bonus is determined by a number of factors including gross, pre-tax performance of the portfolio relative to the portfolio's benchmark index and peer group over a rolling 3 year period, given the portfolio's investment objectives, policies, strategies and limitations, and the market environment over the time period. Additional factors include the value of assets under management of the portfolio manager, contributions to the investment management function and development of other investment professionals and staff.

Potential Conflicts of Interest

The portfolio managers' compensation plan may give rise to potential conflicts of interest. The portfolio manager's bonus may increase with assets under management as that is one of the factors considered in the bonus determination, which indirectly links compensation to sales.

The method used to determine the compensation for a portfolio manager is the same for all accounts managed by that portfolio manager, including the Fund.

RS Investments:

Compensation

RS Investments is an employee-owned investment firm. The firm has two separate investment advisory operating divisions, each with separate compensation and profit sharing structures. Each of the firm's portfolio managers is part of either the Growth Group or the Value Group. William J. Wolfenden III is a member of the Growth Group (the "Group").

In establishing salaries and bonuses, RS Investments considers information regarding industry compensation levels, which is prepared by a leading consulting firm. RS Investments sets salary and bonus levels by reference to other investment firms investing in similar categories.

In consultation with G. Randall Hecht and Terry R. Otton, Co-Chief Executive Officers of RS Investments, the leaders of the Group (James L. Callinan, John L. Wallace, and William J. Wolfenden III), determined all salaries and bonuses for the Group for the fiscal year ended December 31, 2004. Salaries were based on industry standards, as described above.

Bonuses within the Group were based on a number of factors, including (1) pre-tax investment performance for each account managed by a portfolio manager against a relevant peer group over one- and three-year periods, with an emphasis on the most recent one-year period, and (2) experience.

Assets under management did not directly affect any individual's salary or bonus, although the amount of the Group's assets under management affected the fee revenue attributable to the Group, which in turn affected the maximum amount of money available for the Group's aggregate salaries and bonuses.

In addition, the Group's portfolio managers participated in the profits of the Group based on their profit sharing percentages. The Group's leaders, in consultation with Mr. Hecht and Mr. Otton, set these percentages at the beginning of each year based on a number of factors, including tenure, assets under management, long-term investment performance (compared to appropriate benchmarks), and overall contribution to the Group's investment process.

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Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Growth Fund (concluded)	Some of the Group's portfolio managers also have an equity interest in RS Investments and so participate in overall firm profits in addition to Group profits.

Potential Conflicts of Interest

Whenever a portfolio manager manages multiple accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of each account and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities among the accounts. In addition, in certain instances, a portfolio manager may take conflicting positions in a particular security. For example, a portfolio manager may sell short a security for one account that another account holds long, or may take a long position in a security for one account that the portfolio manager has sold short for another account. RS Investments seeks to identify potential conflicts of interest resulting from a portfolio manager's management of multiple accounts, and has adopted policies and procedures, including a Code of Ethics, designed to address such conflicts.

RS Investments and each of the portfolio managers attempt to resolve any conflicts in a manner that is generally fair over time to all of its clients. RS Investments may give advice and take action with respect to any of its clients that may differ from advice given or the timing or nature of action taken with respect to any particular account so long as it is RS Investment's policy, to the extent practicable, to allocate investment opportunities over time on a fair and equitable basis relative to other accounts. It is RS Investments' policy that when the amount of securities of a particular issuer available to RS Investments' client accounts in an initial public offering is insufficient to meet the requirements of each account for which a portfolio manager has determined that the purchase of such securities is appropriate, RS Investment generally will allocate those securities among those accounts based on the size of each account as of the close of business on the preceding day. It is also RS Investments' policy that it may aggregate sale and purchase orders of securities for accounts with similar orders being made simultaneously for other clients if, in RS Investment's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts.

Ownership of Fund Securities

None of the portfolio managers own securities issued by the Funds.

Pursuant to the Management Agreement with each of the Opportunity Fund and the Managed Small Cap Fund, ASISI receives a monthly investment management fee for the performance of its services. Pursuant to the Growth Fund Investment Management Agreement, PI receives a monthly investment management fee for the performance of its services. In each case, the investment management fee is accrued daily for the purposes of determining the sale and redemption price of the applicable Fund's shares. ASISI and PI pay the applicable Subadviser a portion of such fee for the performance of the sub-advisory services at no additional cost to the Funds.

Under the Management Agreement with the Opportunity Fund, the Opportunity Fund is obligated to pay ASISI an annual investment management fee equal to 0.90% of its average daily net assets. Under the Growth Fund

Investment Management Agreement, the Growth Fund is obligated to pay PI an annual investment management fee equal to 0.70% of its average daily net assets. Under the Management Agreement with the Managed Small Cap Fund, the Managed Small Cap Fund is obligated to pay ASISI an annual investment management fee equal to 0.95% of its average daily net assets. Consequently, the shareholders of the Opportunity Fund and Growth Fund will pay investment management fees at a higher rate as a result of the Transactions. During its fiscal year ended October 31, 2004, the Opportunity Fund paid $987,219 in investment management fees to ASISI and the Managed Small Cap Fund paid $487,313 in investment management fees to ASISI. During its fiscal year ended July 31, 2004, the Growth Fund paid $146,014 in investment management fees to PI.

ASISI pays each Subadviser a portion of the investment management fee that ASISI receives from each of the Opportunity Fund and Managed Small Cap Fund. ASISI pays such subadvisory fees without any additional expense to either Fund. The Opportunity Fund and Managed Small Cap Fund have the same subadvisory fee arrangements. With respect to both the Opportunity Fund and the Managed Small Cap Fund, ASISI pays DAMI an annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by DAMI and identified by DAMI and ASISI as being similar to the Fund: 0.35% of the portion of the combined average daily net assets not in excess of $100 million; plus 0.30% of the portion over $100 million but not in excess of $300 million; plus 0.25% of the portion over $300 million but not in excess of $500 million; plus 0.20% of the portion in excess of $500 million.

With respect to the Growth Fund, PI pays the Fund's Subadvisers together 0.50% of the average daily net assets of the Growth Fund.

Distribution Plan

American Skandia Marketing, Incorporated and Prudential Investment Management Services LLC (PIMS) (collectively, the "Distributor") jointly serve as the principal underwriter and distributor for the Opportunity Fund and Managed Small Cap Fund. PIMS serves as the principal underwriter and distributor for the Growth Fund. SP Mutual Funds and Style Specific Funds each adopted a Distribution and Service Plan (commonly known as a "12b-1 Plan") for each Class of shares to compensate each Fund's respective Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans for each share Class, each Fund pays the Distributor at the following maximum rates for assets attributable to the indicated share class:

Share Class	Rate
Class A*	0.30% of the Fund's average daily net assets attributable to Class A shares

Class B	1.00% of the Fund's average daily net assets attributable to Class B shares

Class C	1.00% of the Fund's average daily net assets attributable to Class C shares

Class L**	0.50% of the Fund's average daily net assets attributable to Class L shares

Class M**	1.00% of the Fund's average daily net assets attributable to Class M shares

Class X**	1.00% of the Fund's average daily net assets attributable to Class X shares

*  The Funds are currently limiting the rate of Class A shares to 0.25% of the Fund's average daily net assets attributable to Class A shares.

**  Only Opportunity Fund and Managed Small Cap Fund offer such share classes.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees may, over time, increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

The Distributor uses distribution and service fees received under the 12b-1 Plans to compensate qualified dealers for services provided in connection with the sale of shares and the maintenance of shareholder accounts. In addition, with respect to the Opportunity Fund and the Managed Small Cap Fund, the Distributor uses distribution and service fees received under the Class X Plans as reimbursement for its purchases of Bonus Shares, which are additional shares granted to investors in Class X shares.

Valuation

The price you pay for each share of a Fund is based on the share value. The share value of a mutual fund – known as the net asset value per share or NAV – is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of fund XYZ owned by shareholders, the price of one share of the fund – or the NAV – is $10 ($1,000 divided by 100). A Fund's portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. A Fund also may use fair value pricing if it determines that the market quotation is not reliable based, among other things, on events or market conditions that occur after the quotation is derived or after the close of the primary market on which the security is traded, but before the time that the Fund's NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time the Fund determines its NAV. The Fund may also use fair value pricing with respect to U.S.-traded securities if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Manager (or Subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Fund uses to determine its NAV may differ from the security's quoted or published price. If a Fund needs to implement fair value pricing after the NAV publishing deadline, but before shares of a Fund are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing a Fund's NAV, we will value the Fund's futures contracts 15 minutes after the close of trading on the New York Stock Exchange (NYSE). Except when we fair value securities, we normally value each foreign security held by a Fund as of the close of the security's primary market. Fair Value Pricing Procedures are designed to result in prices for the Fund's securities and its net asset value that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short term traders.

Portfolio Holdings

In addition to the disclosure contained herein, a description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also described in the Fund's prospectus, SAI and on the Fund's website at www.strategicpartners.com. The Fund will provide a full list of the Fund's portfolio holdings as of the end of the fiscal quarter on its website within approximately 60 days after the end of the Fund's fiscal quarter. The Fund's portfolio holdings are made public as required by law, in the Fund's annual and semi-annual reports. In addition, the Fund may release the Fund's top ten holdings, sector and country breakdowns, and largest industries on a monthly basis. Such information will be posted to the Fund's website no earlier than 15 days after the end of each month, and will be available on each Fund's website for at least six months from the posting date.

When authorized by the Fund's Chief Compliance Officer (CCO) and an officer of the Company, portfolio holdings information may be disseminated more frequently or at different periods than as described above to intermediaries that distribute a Fund's shares, third-party providers of auditing, custody, proxy voting and other services for a Fund, rating and ranking organizations, and certain affiliated persons of the Fund. The procedures utilized to determine eligibility are set forth below:

Procedures for Release of Portfolio Holdings Information:

1.  A request for release of fund holdings shall be prepared by such third parties setting forth a legitimate business purpose for such release which shall specify the Fund(s), the terms of such release, and frequency (e.g, level of detail staleness). Such request shall address whether there are any conflicts of interest between the Fund and the investment adviser, sub adviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Fund(s).

2.  The request shall be forwarded to PI's Product Development Group and to the CCO of the Fund(s), or his delegate, for review and approval.

3.  A confidentiality agreement in the form approved by an officer of the Fund(s) must be executed with the recipient of the fund holdings information.

4.  An officer of the Fund(s) shall approve the release and agreement. Copies of the release and agreement shall be sent to PI's law department.

5.  Written notification of the approval shall be sent by such officer to PI's Fund Administration Department to arrange the release of fund holdings information.

6.  PI's Fund Administration Department shall arrange for the release of fund holdings information by PFPC Trust Company for the Opportunity Fund and the Managed Small Cap Fund and The Bank of New York for the Growth Fund Fund (the Custodian Banks).

As of the date of this Prospectus, each Fund will provide:

1.  Traditional External Recipients/Vendors

•  Full holdings on a daily basis to Investor Responsibility Research Center (IRRC), Institutional Shareholder Services (ISS) or Automatic Data Processing, Inc. (ADP) (proxy voting agents) at the end of each day;

•  Full holdings on a daily basis to each Fund's Sub-adviser(s), Custodian Banks, sub-custodian (if any are appointed) and accounting agents (which includes the Custodian Banks and any other accounting agent that may be appointed) at the end of each day. Where a Fund has more than one Sub-advisor, each Sub-adviser receives holdings information only with respect to the "sleeve" or segment" of the Fund for which the Sub-adviser has responsibility.

•  Full holdings to the Funds' independent accountants as soon as practicable following the Funds' fiscal year-end or on an as-needed basis; and

•  Full holdings to financial printers as soon as practicable following the end of the Fund's quarterly, semi and annual period-ends.

2.  Analytical Service Providers

•  All Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following the Funds' fiscal quarter-end;

•  For each Fund with international holdings: Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;

•  Full holdings on a daily basis to FactSet (an online investment research provider) at the end of each day;

3.  Distribution Financiers

•  Full holdings on a weekly basis to SG Constellation one day after the end of each week.

In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information. Such arrangements will be monitored on an ongoing basis and will be reviewed by the Company's CCO and PI's Law Department on an annual basis.

In addition, certain employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PI employees are subject to the requirements of the personal securities trading policy of Prudential Financial, Inc., which prohibits employees from trading on, or further disseminating confidential information, including portfolio holdings information.

The Board of Directors has approved PI's Policy for the Dissemination of Portfolio Holdings. The Board shall, on a quarterly basis, receive a report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure. There can be no assurance that the Company's policies and procedures on portfolio holdings information will protect a Fund from the potential misuse of such information by individuals or entities that come into possession of the information.

Frequent Purchases and Redemptions of Fund Shares

Each Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of a Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, a Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so a Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because a Fund cannot predict how much cash it will have to invest. In addition, if a Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, a Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before each fund calculates its own share price. Funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy. The Boards of SP Mutual Funds and of Style Specific Funds have adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, each Fund's Transfer Agent monitors trading activity on a daily basis. Each Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into such Fund and then sell those shares within a specified period of time (a round-trip transaction) as established by such Fund's CCO. The CCO is authorized to set and modify the parameters at any time as required to prevent the adverse impact of frequent trading on Fund shareholders. The CCO has defined frequent trading as one or more roundtrip transactions in shares of a Fund within a 30-day period. A second round-trip within 60 days will begin a warning period that will remain in effect for 90 days. If additional purchase activity is initiated during the warning period, the purchase activity will be cancelled. In addition, if two round-trips have already been completed within the past 90 days, a trading suspension will be placed on the account that remains in effect for 90 days. Exceptions to the trading policy will not normally be granted. Each Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into such Fund by a shareholder who has violated this policy. Moreover, each Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in such Fund. The Transfer Agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 30-day period. If a purchase into a Fund is rejected or cancelled for violations of the trading policy, the shareholder will receive a return of the purchase amount. If a Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements ("Intermediaries"), Intermediaries maintain the individual beneficial owner records and submit to each Fund only aggregate orders combining the transactions of many beneficial owners. Each Fund itself generally cannot monitor trading by particular beneficial owners. Each Fund communicates to Intermediaries in writing that each Fund expects the Intermediaries to handle orders on transfers by beneficial owners. Omnibus accounts and Intermediaries are treated uniformly with respect to these policies. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners. Consistent with the restrictions described above, investments in each Fund through retirement programs administered by Prudential Retirement will be similarly identified for frequent purchases and redemptions and appropriately restricted. The Transfer Agent also reviews the aggregate net flows in excess of one million dollars. In those cases, the trade detail is reviewed to determine if any of the activity relates to previously identified policy offenders. In cases of omnibus orders, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to previously identified policy offenders. In that case, the shareholder will receive are turn of the purchase amount. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing each Fund. If necessary, each Fund may be removed from a particular Intermediary's platform. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of each Fund to prevent such trading, there is no guarantee that each Fund, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. Neither Fund has any arrangements intended to permit trading of its shares in contravention of the policies described above.

Purchases, Redemptions, Exchanges and Distributions

The purchase policies for each Fund are identical. The offering price is the NAV per share plus any initial sales charge that applies. Class A shares are sold at NAV plus an initial sales charge that varies depending on the amount of your investment. Class B shares are sold at NAV per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a contingent deferred sales charge (CDSC) will be deducted from the redemption proceeds. Class C shares are sold at NAV per share without an initial sales charge. In addition, if Class C shares are redeemed within 12 calendar months of their purchase, a CDSC of 1.00% will be deducted from the redemption proceeds.

With respect to the Opportunity Fund and the Managed Small Cap Fund only, Class L shares are subject to up to a 5.75% initial sales charge on purchases under $1 million. Class M and Class X shares are sold subject to a CDSC of 6.0%, decreasing annually. Class L, Class M, and Class X shares are no longer offered for direct purchase.

The redemption policies for each Fund are identical. Your shares will be sold at the next NAV per share determined after your order to sell is received, less any applicable CDSC imposed and less such redemption fee or deferred sales charge as may be set by the Board from time to time. Refer to the Funds' Prospectus for more information regarding how to sell shares.

Shares of each Fund may be exchanged for shares of the same class of the other Funds and other funds of the SP Mutual Funds or the Style Specific Funds at NAV per share at the time of exchange. Exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of shares of another Fund. Shares are normally redeemed and purchased in the exchange transaction on the business day on which the Transfer Agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

Frequent trading of Fund shares in response to short-term market fluctuations in the market – also known as "market timing" – may make it very difficult to manage the Funds' investments. When market timing occurs, the Funds may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Funds' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in the opinion of PI (and with respect to Opportunity Fund and Managed Small Cap Fund, ASISI), such activity would have a disruptive effect on portfolio management, the Funds reserve the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The decision may be based on dollar amount, volume or frequency of trading. The Funds will notify a market timer of a rejection of an exchange or purchase order. There can be no assurance that the Funds' procedures will be effective in limiting the practice of market timing in all cases.

Each Fund will distribute substantially all of its income and capital gains to shareholder each year. Each Fund will declare dividends, if any, annually.

Share Class Designations

Please note that in 2004 SP Mutual Funds renamed Class A and Class B shares, and created two new classes designated Class A and Class B. This means that if, prior to September 16, 2004, you purchased shares of any series of the Funds designated as "Class A" or "Class B" at the time of purchase, SP Mutual Funds now refers to your shares as "Class L" and "Class M", respectively. Please be sure to consult information about the appropriate share Class when reviewing these materials.

In addition, SP Mutual Fund's charter permits it to issue both "Class X" shares and "New Class X" shares of the Funds. The rights and terms of Class X and New Class X shares are almost identical so, for ease of reference, SP Mutual Funds sometimes provides combined expense, capitalization, financial and other information for "New

Class X" and "Class X", and refers to all such shares as "Class X". The only difference between the two classes is that outstanding Class X shares issued prior to August 17, 1998 are subject to automatic conversion to Class A approximately 8 years after purchase, while outstanding New Class X shares, meaning Class X shares issued on or after August 17, 1998, are subject to automatic conversion to Class A approximately 10 years after purchase. You should be aware that if you hold shares of either Fund referred to as "Class X", your conversion rights are determined by the date you purchased your shares. Please note that the Class X and New Class X shares issued by the Managed Small Cap Fund as part of the Transaction will have different conversion rights.

Fees and Expenses

The following table describes the fees and expenses that shareholders may pay if they hold shares of the Opportunity Fund, Growth Fund or the Managed Small Cap Fund, as well as the unaudited projected fees and expenses of the Managed Small Cap Fund after giving effect to the Transactions. The holding period for shares held by investors in the Target Funds will be counted in computing the holding period of shares subsequently held in the Managed Small Cap Fund for purposes of determining any applicable CDSCs.

Growth Fund Transaction

Class A Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load) (as % of original purchase price)	None[1]	None[1]	None[1]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Growth Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Management Fees	0.70%	0.95%	0.95%
+ Distribution (12b-1) fees	0.30%*	0.30%*	0.30%*
+ Other expenses	1.54%	1.16%	1.09%
= Total annual fund operating expenses	2.54%	2.41%	2.34%
– Fee waivers and expense reimbursement	(0.69)%	(0.76)%	(0.69)%
= Net annual fund operating expenses**	1.85%	1.65%	1.65%

Class B Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	5.00%[3]	5.00%[3]	5.00%[3]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Management Fees	0.70%	0.95%	0.95%
+ Distribution (12b-1) fees	1.00%	1.00%	1.00%
+ Other expenses	1.54%	1.16%	1.09%
= Total annual fund operating expenses	3.24%	3.11%	3.04%
– Fee waivers and expense reimbursement	(0.64)%	(0.71)%	(0.64)%
= Net annual fund operating expenses**	2.60%	2.40%	2.40%

Class C Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	1.00%[3]	1.00%[3]	1.00%[3]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Management Fees	0.70%	0.95%	0.95%
+ Distribution (12b-1) fees	1.00%	1.00%	1.00%
+ Other expenses	1.54%	1.16%	1.09%
= Total annual fund operating expenses	3.24%	3.11%	3.04%
– Fee waivers and expense reimbursement	(0.64)%	(0.71)%	(0.64)%
= Net annual fund operating expenses**	2.60%	2.40%	2.40%

Class L Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund[4]	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	N/A	5.75%	5.75%
Maximum contingent deferred sales charge (load) (as % of original purchase price)	N/A	None[1]	None[1]
Redemption Fee	N/A	None[2]	None[2]
Exchange Fee	N/A	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund[4]	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Management Fees	N/A	0.95%	0.95%
+ Distribution (12b-1) fees	N/A	0.50%	0.50%
+ Other expenses	N/A	1.16%	1.09%
= Total annual fund operating expenses	N/A	2.61%	2.54%
– Fee waivers and expense reimbursement	N/A	(0.71)%	(0.64)%
= Net annual fund operating expenses**	N/A	1.90%	1.90%

Class M Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund[4]	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	N/A	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	N/A	6.00%[3]	6.00%[3]
Redemption Fee	N/A	None[2]	None[2]
Exchange Fee	N/A	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund[4]	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Management Fees	N/A	0.95%	0.95%
+ Distribution (12b-1) fees	N/A	1.00%	1.00%
+ Other expenses	N/A	1.16%	1.09%
= Total annual fund operating expenses	N/A	3.11%	3.04%
– Fee waivers and expense reimbursement	N/A	(0.71)%	(0.64)%
= Net annual fund operating expenses**	N/A	2.40%	2.40%

Class X Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund[4]	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	N/A	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	N/A	6.00%[3]	6.00%[3]
Redemption Fee	N/A	None[2]	None[2]
Exchange Fee	N/A	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund[4]	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Management Fees	N/A	0.95%	0.95%
+ Distribution (12b-1) fees	N/A	1.00%	1.00%
+ Other expenses	N/A	1.16%	1.09%
= Total annual fund operating expenses	N/A	3.11%	3.04%
– Fee waivers and expense reimbursement	N/A	(0.71)%	(0.64)%
= Net annual fund operating expenses**	N/A	2.40%	2.40%

Opportunity Fund Transaction

Class A Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Opportunity Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load) (as % of original purchase price)	None[1]	None[1]	None[1]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Opportunity Fund Transaction
Management Fees	0.90%	0.95%	0.95%
+ Distribution (12b-1) fees	0.30%*	0.30%*	0.30%*
+ Other expenses	0.88%	1.16%	0.89%
= Total annual fund operating expenses	2.08%	2.41%	2.14%
– Fee waivers and expense reimbursement	(0.53)%	(0.76)%	(0.59)%
= Net annual fund operating expenses**	1.55%	1.65%	1.55%

Class B Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Opportunity Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	5.00%[3]	5.00%[3]	5.00%[3]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Opportunity Fund Transaction
Management Fees	0.90%	0.95%	0.95%
+ Distribution (12b-1) fees	1.00%	1.00%	1.00%
+ Other expenses	0.88%	1.16%	0.89%
= Total annual fund operating expenses	2.78%	3.11%	2.84%
– Fee waivers and expense reimbursement	(0.48)%	(0.71)%	(0.54)%
= Net annual fund operating expenses**	2.30%	2.40%	2.30%

Class C Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Opportunity Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	1.00%[3]	1.00%[3]	1.00%[3]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Opportunity Fund Transaction
Management Fees	0.90%	0.95%	0.95%
+ Distribution (12b-1) fees	1.00%	1.00%	1.00%
+ Other expenses	0.88%	1.16%	0.89%
= Total annual fund operating expenses	2.78%	3.11%	2.84%
– Fee waivers and expense reimbursement	(0.48)%	(0.71)%	(0.54)%
= Net annual fund operating expenses**	2.30%	2.40%	2.30%

Class L Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load) (as % of original purchase price)	None[1]	None[1]	None[1]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Management Fees	0.90%	0.95%	0.95%
+ Distribution (12b-1) fees	0.50%	0.50%	0.50%
+ Other expenses	0.88%	1.16%	1.09%
= Total annual fund operating expenses	2.28%	2.61%	2.54%
– Fee waivers and expense reimbursement	(0.48)%	(0.71)%	(0.64)%
= Net annual fund operating expenses**	1.80%	1.90%	1.90%

Class M Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	6.00%[3]	6.00%[3]	6.00%[3]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Management Fees	0.90%	0.95%	0.95%
+ Distribution (12b-1) fees	1.00%	1.00%	1.00%
+ Other expenses	0.88%	1.16%	1.09%
= Total annual fund operating expenses	2.78%	3.11%	3.04%
– Fee waivers and expense reimbursement	(0.48)%	(0.71)%	(0.64)%
= Net annual fund operating expenses**	2.30%	2.40%	2.40%

Class X Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	6.00%[3]	6.00%[3]	6.00%[3]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Opportunity Fund	Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Growth Fund Transaction
Management Fees	0.90%	0.95%	0.95%
+ Distribution (12b-1) fees	1.00%	1.00%	1.00%
+ Other expenses	0.88%	1.16%	1.09%
= Total annual fund operating expenses	2.78%	3.11%	3.04%
– Fee waivers and expense reimbursement	(0.48)%	(0.71)%	(0.64)%
= Net annual fund operating expenses**	2.30%	2.40%	2.40%

Growth Fund and Opportunity Fund Transactions

Class A Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Small Cap Opportunity and Growth Fund Transactions
Maximum sales charge(load) on purchases (as % of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load) (as % of original purchase price)	None[1]	None[1]	None[1]	None[1]
Redemption Fee	None[2]	None[2]	None[2]	None[2]
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap Fund After Small Cap Opportunity and Growth Fund Transactions
Management fees	0.70%	0.90%	0.95%	0.95%
+ Distribution and service (12b-1) fees	0.30%*	0.30%*	0.30%*	0.30%*
+ Other expenses	1.54%	0.88%	1.16%	0.90%
= Total annual fund operating expenses	2.54%	2.08%	2.41%	2.15%
– Fee waiver	(0.69)%	(0.53)%	(0.76)%	(0.60)%
= Net annual fund operating expenses**	1.85%	1.55%	1.65%	1.55%

Class B (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap After Small Cap Opportunity and Growth Fund Transactions
Maximum sales charge(load) on purchases (as % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	5.00%[3]	5.00%[3]	5.00%[3]	5.00%[3]
Redemption Fee	None[2]	None[2]	None[2]	None[2]
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap After Small Cap Opportunity and Growth Fund Transactions
Management fees	0.70%	0.90%	0.95%	0.95%
+ Distribution and service (12b-1) fees	1.00%	1.00%	1.00%	1.00%
+ Other expenses	1.54%	0.88%	1.16%	0.90%
= Total annual fund operating expenses	3.24%	2.78%	3.11%	2.85%
– Fee waiver	(0.64)%	(0.48)%	(0.71)%	(0.55)%
= Net annual fund operating expenses**	2.60%	2.30%	2.40%	2.30%

Class C (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap After Small Cap Opportunity and Growth Fund Transactions
Maximum sales charge(load) on purchases (as % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	1.00%[3]	1.00%[3]	1.00%[3]	1.00%[3]
Redemption Fee	None[2]	None[2]	None[2]	None[2]
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap After Small Cap Opportunity and Growth Fund Transactions
Management fees	0.70%	0.90%	0.95%	0.95%
+ Distribution and service (12b-1) fees	1.00%	1.00%	1.00%	1.00%
+ Other expenses	1.54%	0.88%	1.16%	0.90%
= Total annual fund operating expenses	3.24%	2.78%	3.11%	2.85%
– Fee waiver	(0.64)%	(0.48)%	(0.71)%	(0.55)%
= Net annual fund operating expenses**	2.60%	2.30%	2.40%	2.30%

Class L (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap After Small Cap Opportunity and Growth Fund Transactions
Maximum sales charge(load) on purchases (as % of offering price)	N/A	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load) (as % of original purchase price)	N/A	None[1]	None[1]	None[1]
Redemption Fee	N/A	None[2]	None[2]	None[2]
Exchange Fee	N/A	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap After Small Cap Opportunity and Growth Fund Transactions
Management fees	N/A	0.90%	0.95%	0.95%
+ Distribution and service (12 b-1) fees	N/A	0.50%	0.50%	0.50%
+ Other expenses	N/A	0.88%	1.16%	0.90%
= Total annual fund operating expenses	N/A	2.28%	2.61%	2.35%
– Fee waiver	N/A	(0.48)%	(0.71)%	(0.55)%
= Net annual fund operating expenses**	N/A	1.80%	1.90%	1.80%

Class M (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap After Small Cap Opportunity and Growth Fund Transactions
Maximum sales charge(load) on purchases (as % of offering price)	N/A	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	N/A	6.00%[3]	6.00%[3]	6.00%[3]
Redemption Fee	N/A	None[2]	None[2]	None[2]
Exchange Fee	N/A	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap After Small Cap Opportunity and Growth Fund Transactions
Management fees	N/A	0.90%	0.95%	0.95%
+ Distribution and service (12 b-1) fees	N/A	1.00%	1.00%	1.00%
+ Other expenses	N/A	0.88%	1.16%	0.90%
= Total annual Fund operating expenses	N/A	2.78%	3.11%	2.85%
– Fee waiver	N/A	(0.48)%	(0.71)%	(0.55)%
= Net annual fund operating expenses**	N/A	2.30%	2.40%	2.30%

Class X (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap After Small Cap Opportunity and Growth Fund Transactions
Maximum sales charge(load) on purchases (as % of offering price)	N/A	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	N/A	6.00%[3]	6.00%[3]	6.00%[3]
Redemption Fee	N/A	None[2]	None[2]	None[2]
Exchange Fee	N/A	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Growth Fund[4]	Opportunity Fund	SP Managed Small Cap Fund	Pro Forma Managed Small Cap After Small Cap Opportunity and Growth Fund Transactions
Management fees	N/A	0.90%	0.95%	0.95%
+ Distribution and service (12 b-1) fees	N/A	1.00%	1.00%	1.00%
+ Other expenses	N/A	0.88%	1.16%	0.90%
= Total annual fund operating expenses	N/A	2.78%	3.11%	2.85%
– Fee waiver	N/A	(0.48)%	(0.71)%	(0.55)%
= Net annual fund operating expenses**	N/A	2.30%	2.40%	2.30%

*  The Distributor of the Fund has contractually agreed to reduce its distribution of service (12b-1) fee rate for Class A shares to .25 of 1% of the average daily net assets in Class A shares through October 31, 2005 for Opportunity and Managed Small Cap and through July 31, 2005 for Growth Fund.

**  The Funds' investment manager has agreed to contractually reimburse and/or waive fees for each Fund until at least October 31, 2005 for Opportunity and Managed Small Cap and until at least July 31, 2005 for Growth Fund so that each Fund's operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed specified percentages of the Fund's average net assets as follows: Opportunity Fund - 1.30%; Managed Small-Cap Fund - 1.40%; Growth Fund - 1.60%.

1  Under certain circumstances, purchases of Class A shares and Class L shares not subject to an initial sales charge (load) will be subject to a contingent deferred sales charge (load) ("CDSC") if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC and the Class L CDSC, see the Prospectus under "How to Buy Shares."

2  A $10 fee may be imposed for wire transfers of redemption proceeds. For an additional discussion of wire redemptions, see this Prospectus under "How to Redeem Shares."

3  If you purchase Class B, M or X shares, you do not pay an initial sales charge but you may pay a CDSC if you redeem some or all of your shares before the end of the sixth (in the case of Class B shares), seventh (in the case of Class M shares) or eighth (in the case of Class X shares) year after which you purchased such shares. The CDSC is 5%, 4%, 3%, 2%, 1% and 1% for redemptions of Class B shares occurring in years one through six, respectively. The CDSC is 6%, 5%, 4%, 3%,, 2%, 2% and 1% for redemptions of Class M shares occurring in years one through seven, respectively. The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for redemptions of Class X shares occurring in years one through eight, respectively. No CDSC is charged after these periods. If you purchase Class C shares, you may incur a 1% CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B, M, X and C CDSC, see the Prospectus under "How to Buy Shares."

4  The Growth Fund does not offer Class L, Class M, Class X or New Class X shares.

Expense Examples (as of October 31, 2004)

These examples are intended to help you compare the cost of investing in each Fund before the transaction with the cost of investing in the Managed Small Cap Fund after the Transactions. They assume that you invest $10,000, that you receive a 5% return each year, and that the Funds' total operating expenses remain the same based upon the current expenses of each fund before fee waivers.

Full Redemption – Although your actual costs may be higher or lower, based on the above assumptions you would pay the following expenses if you redeem your shares at the end of each period

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$793	$1,297	$1,826	$3,267
Opportunity Fund	$749	$1,166	$1,607	$2,828
Managed Small Cap Fund	$781	$1,260	$1,765	$3,145
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$774	$1,240	$1,732	$3,079
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$755	$1,183	$1,636	$2,886
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$756	$1,186	$1,641	$2,896

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$827	$1,298	$1,793	$3,306
Opportunity Fund	$781	$1,162	$1,569	$2,864
Managed Small Cap Fund	$814	$1,260	$1,730	$3,183
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$807	$1,239	$1,696	$3,116
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$787	$1,180	$1,599	$2,923
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$788	$1,183	$1,604	$2,932

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$427	$998	$1,693	$3,540
Opportunity Fund	$381	$862	$1,469	$3,109
Managed Small Cap Fund	$414	$960	$1,630	$3,420
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$407	$939	$1,596	$3,355
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$387	$880	$1,499	$3,166
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$388	$883	$1,504	$3,176

Class L Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	N/A	N/A	N/A	N/A
Opportunity Fund	$793	$1,246	$1,725	$3,040
Managed Small Cap Fund	$824	$1,340	$1,881	$3,350
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$817	$1,320	$1,848	$3,285
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$798	$1,263	$1,753	$3,097
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$799	$1,266	$1,758	$3,107

Class M Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	N/A	N/A	N/A	N/A
Opportunity Fund	$881	$1,262	$1,669	$2,942
Managed Small Cap Fund	$914	$1,360	$1,830	$3,259
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$907	$1,339	$1,796	$3,192
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$887	$1,280	$1,699	$3,000
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$888	$1,283	$1,704	$3,010

Class X Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	N/A	N/A	N/A	N/A
Opportunity Fund	$881	$1,262	$1,769	$3,109
Managed Small Cap Fund	$914	$1,360	$1,930	$3,420
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$907	$1,339	$1,896	$3,355
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$887	$1,280	$1,799	$3,166
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$888	$1,283	$1,804	$3,176

No Redemption – Although your actual costs may be higher or lower, you would pay the following expenses based on the above assumptions, if you do not redeem your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$793	$1,297	$1,826	$3,267
Opportunity Fund	$749	$1,166	$1,607	$2,828
Managed Small Cap Fund	$781	$1,260	$1,765	$3,145
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$774	$1,240	$1,732	$3,079
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$755	$1,183	$1,636	$2,886
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$756	$1,186	$1,641	$2,896

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$327	$998	$1,693	$3,306
Opportunity Fund	$281	$862	$1,469	$2,864
Managed Small Cap Fund	$314	$960	$1,630	$3,183
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$307	$939	$1,596	$3,116
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$287	$880	$1,499	$2,923
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$288	$883	$1,504	$2,932

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$327	$998	$1,693	$3,540
Opportunity Fund	$281	$862	$1,469	$3,109
Managed Small Cap Fund	$314	$960	$1,630	$3,420
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$307	$939	$1,596	$3,355
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$287	$880	$1,499	$3,166
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$288	$883	$1,504	$3,176

Class L Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	N/A	N/A	N/A	N/A
Opportunity Fund	$793	$1,246	$1,725	$3,040
Managed Small Cap Fund	$824	$1,340	$1,881	$3,350
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$817	$1,320	$1,848	$3,285
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$798	$1,263	$1,753	$3,097
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$799	$1,266	$1,758	$3,107

Class M Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	N/A	N/A	N/A	N/A
Opportunity Fund	$281	$862	$1,469	$2,942
Managed Small Cap Fund	$314	$960	$1,630	$3,259
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$307	$939	$1,596	$3,192
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$287	$880	$1,499	$3,000
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$288	$883	$1,504	$3,010

Class X Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	N/A	N/A	N/A	N/A
Opportunity Fund	$281	$862	$1,469	$3,109
Managed Small Cap Fund	$314	$960	$1,630	$3,420
ProForma Managed Small Cap Fund and Growth Fund (Pro forma projected after the Growth Fund Transaction)	$307	$939	$1,596	$3,355
ProForma Managed Small Cap Fund and Opportunity Fund (Pro forma projected after the Opportunity Fund Transaction)	$287	$880	$1,499	$3,166
ProForma Managed Small Cap Fund, Opportunity Fund and Growth Fund (Pro forma projected after the Growth and Opportunity Fund Transactions)	$288	$883	$1,504	$3,176

The above expense examples are based on gross expense ratios. Should the fee waivers and expense reimbursements continue, the expenses shown would be lower.

The examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any Fund.

Performance

The bar charts show the performance of the Class L shares of Opportunity Fund and Managed Small Cap Fund and Class A shares for Growth Fund for each full calendar year each Fund has been in operation. The first table below each bar chart shows each such Fund's best and worst quarters during the periods included in the bar chart. The second table shows the average annual total returns before taxes for each Class of each Fund for 2004 and since inception, as well as the average annual total returns after taxes on distributions and after taxes on distributions and redemptions for Class L shares of Opportunity Fund and Managed Small Cap Fund and Class A shares for Growth Fund for 2004 and since inception.

This information may help provide an indication of each Fund's risks by showing changes in performance from year to year and by comparing each Fund's performance with that of a broad-based securities index. The average annual figures reflect sales charges; the other figures do not, and would be lower if they did. All figures assume reinvestment of dividends. Past performance does not necessarily indicate how a Fund will perform in the future.

Opportunity Fund

BEST QUARTER: 73.02% (4th quarter of 1999) WORST QUARTER: –30.45% (4th quarter of 2000)

The total return of the Class L shares from 1-1-05 to 3-31-05 was –7.21%.

Average Annual Total Returns (for periods ended December 31, 2004)

	1 YR	5 YRS	10 YRS (OR SINCE INCEPTION*)
Class L
Return Before Taxes	-12.32%	-15.74%	0.77%
Return After Taxes on Distributions	-12.32%	-15.74%	0.75%
Return After Taxes on Distributions and Sale of Fund Shares	-8.01%	-12.56%	0.66%
Class M
Return Before Taxes	-12.99%	-15.61%	0.98%
Class C
Return Before Taxes	-9.30%	-15.27%	0.99%
Class X
Return Before Taxes	-12.99%	-15.80%	0.85%
Index
Russell 2000® Index	18.33%	6.61%	7.64%
Lipper Small-Cap Growth Funds Average	10.65%	-1.82%	5.49%

*  inception date: July 28, 1997

After-tax returns are shown for Class L shares only. Returns are not shown for Class A shares or Class B shares, because as of December 31, 2004 these share classes have not been in existence for a full calendar year. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Opportunity Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Growth Fund

BEST QUARTER: 19.77% (2nd quarter of 2003) WORST QUARTER: –26.97% (3rd quarter of 2001)

The total return of the Class A shares from 1-1-05 to 3-31-05 was –6.97%.

Average Annual Total Returns (for periods ended December 31, 2004)

	One Year*		Five Years*		Since Inception* (11-3-99)
Class A
Return Before Taxes	7.87%	(7.24%)	-5.58%	(-6.03%)	-2.47%	(-2.92%)
Return After Taxes on Distributions	7.87%	(7.24%)	-6.26%	(-6.71%)	-3.15%	(-3.60%)
Return After Taxes on Distributions and Sale of Fund Shares	5.12%	4.48%	-4.64%	(-5.06%)	-2.25%	(-2.68%)
Class B	8.37%	(7.67%)	-5.40%	(-5.88%)	-2.31%	(-2.78%)
Class C	12.23%	(11.53%)	-5.25%	(-5.72%)	-2.16%	(-2.63%)
Index (reflects no deduction for fees, expenses or taxes)
Russell 2000 Index	18.33%		6.61%		9.85%
Russell 2000 Growth Index	14.31%		-3.57%		1.58%
Lipper Average	10.65%		-1.82%		3.38%

*  Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Growth Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Managed Small Cap Growth Fund

BEST QUARTER: 21.61% (2nd quarter of 2003) WORST QUARTER: –28.72% (3rd quarter of 2001)

The total return of the Class L shares from 1-1-05 to 3-31-05 was –6.01%.

Average Annual Total Returns for periods ended December 31, 2004

	1 YR	5 YRS (OR SINCE INCEPTION*)
Class L
Return Before Taxes	1.62%	-12.19%
Return After Taxes on Distributions	1.62%	-12.19%
Return After Taxes on Distributions and Sale of Fund Shares	1.05%	-9.92%
Class M
Return Before Taxes	1.39%	-11.93%
Class C
Return Before Taxes	5.16%	-11.56%
Class X
Return Before Taxes	1.17%	-12.09%
Index
Russell 2000® Index	18.33%	3.87%
Lipper Small Cap Growth Funds Avg.	10.65%	-5.80%

*  inception date: March 1, 2000

After-tax returns are shown for Class L shares only. Returns are not shown for Class A shares or Class B shares, because as of December 31, 2004 these share classes have not been in existence for a full calendar year. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Managed Small Cap Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

REASONS FOR THE TRANSACTION

The Directors/Trustees, including all of the Directors/Trustees who are not "interested persons" of the SP Mutual Funds or Style Specific Funds, respectively (the Independent Directors), have unanimously determined that the Transactions would be in the best interests of the shareholders of the Opportunity Fund, Growth Fund and the Managed Small Cap Fund, as applicable, and that the interests of the shareholders of each Fund would not be diluted as a result of either or both Transactions.

At meetings held on November 4, 2004, with respect to Opportunity Fund and Managed Small Cap Fund, and on March 2, 2005, with respect to Growth Fund and Mananged Small Cap Fund, the Investment Managers recommended the Transactions to the Boards. The Investment Managers advised the Boards that, as of October 31, 2004, the Opportunity Fund had attracted net assets of approximately $84.2 million and Growth Fund had net assets of approximately $19.9 million, while the Managed Small Cap Fund had assets of approximately $44.6 million at that date. For Opportunity Fund, the Investment Managers advised the Board that although the Fund's gross annual operating expenses were lower, the net annual operating expenses would remain unchanged. In addition, Opportunity Fund would benefit from a larger asset base and shareholders would be able to participate in a stronger performing Fund. Finally, the Board was advised that the costs of this Transaction would be borne by PI. For Growth Fund, the Investment Managers advised the Board that Growth Fund had higher total cost structures and higher expense ratios (before fee waivers or expense reimbursements) as compared to the surviving Fund. Accordingly, by merging the Funds, the Growth Fund's shareholders would enjoy a greater asset base over which fund expenses may be spread. The Board considered the Investment Managers' advice that if the merger is approved shareholders of the Growth Fund, regardless of the class of shares they own, should realize an immediate reduction in both the net annual operating expenses and gross annual operating expenses (that is, without any waivers or reimbursements) paid on their investment, although there can be no assurance that operational savings will be realized. The Board also considered that, in the opinion of counsel, the exchange of shares pursuant to the Transactions would not result in a taxable gain or loss for U.S. federal income tax purposes for Opportunity Fund and Growth Fund shareholders. The Board was advised that the expenses associated with the solicitation of proxies would be borne by PI or its affiliates. In recommending each Transaction, the Investment Managers advised the Boards that the Funds have similar investment objectives, and similar policies and investment portfolios.

The Board, including a majority of the Independent Directors, after considering the matter, unanimously concluded that no dilution of value would result to the shareholders of the Small Cap Opportunity Fund, Growth Fund or the Managed Small Cap Fund from either or both Transactions and that, for the following reasons, the Transaction is in the best interests of shareholders of the Funds:

•  The Funds' have similar investment objectives, policies and restrictions;

•  Shareholders of the Opportunity Fund and Growth Fund would realize lower gross annual operating expenses as a result of the proposed Transactions;

•  Shareholders of each Target Fund would benefit from the long-term economies of scale resulting from the Transactions.

Consequently, the Boards each approved the Plan with respect to its applicable Fund and recommended that shareholders of each of Opportunity Fund and Growth Fund vote to approve the Transaction.

For the reasons discussed above, the Board of Directors of SP Mutual Funds unanimously recommends that you vote FOR the Plan with respect to Opportunity Fund.

For the reasons discussed above, the Board of Trustees of Style Specific Funds unanimously recommends that you vote FOR the Plan with respect to Growth Fund.

If shareholders of either the Opportunity Fund or Growth Fund do not approve the Plan, the Board will consider other possible courses of action for the Opportunity Fund or Growth Fund, as applicable, including, among others, consolidation of the Fund with one or more funds of SP Mutual Funds other than the Managed Small Cap Fund or unaffiliated funds. In the event that the shareholders of either Fund do not approve the plan, the Investment Managers also would consider recommending to the applicable Board and shareholders the liquidation of that Fund in light of its past and anticipated future inability to attract sufficient assets to support long-term viability. A liquidation of either Fund would result in taxable gains or losses for most shareholders of that Fund.

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan with respect to Growth Fund (attached as Exhibit A) and with respect to Opportunity Fund (attached as Exhibit B).

Closing of the Transaction

If shareholders of the Opportunity Fund and/or Growth Fund approve the respective Plans, the respective Transactions will take place after various conditions are satisfied by SP Mutual Funds, on behalf of the Opportunity Fund and the Managed Small Cap Fund, and/or Style Specific Funds, on behalf of Growth Fund, including the preparation of certain documents. SP Mutual Fund and Style Specific Funds will mutually determine a specific date for the actual Transactions to take place. This is called the "closing date." If the shareholders of the Growth Fund do not approve the Plan, the Transaction involving the Growth Fund will not take place and the Board will consider alternative courses of actions, as described above. However, the Transaction involving the Opportunity Fund will not be affected. If the shareholders of the Opportunity Fund do not approve the Plan, the Transaction involving the Opportunity Fund will not take place and the Board will consider alternative courses of actions as described above. However, the Transaction involving the Growth Fund will not be affected.

If the shareholders of the Opportunity Fund or Growth Fund approve the Plan with the respect to that Fund, the Fund will deliver to the Managed Small Cap Fund substantially all of its assets and the Managed Small Cap Fund will assume substantially all of the liabilities of the Fund on the closing date. As a result, shareholders of the Opportunity Fund or Growth Fund, as applicable will beneficially own shares of the Managed Small Cap Fund that, as of the date of the exchange, have a value equal to the dollar value of the assets delivered to the Managed Small Cap Fund, less the value of liabilities assumed by Managed Small Cap Fund with respect to Opportunity Fund or Growth Fund, as applicable. The stock transfer books of the Opportunity Fund or Growth Fund, as applicable will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the Opportunity Fund or Growth Fund, as applicable may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Company may amend or waive provisions of the Plan without further shareholder approval. It may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval by shareholders of the Opportunity Fund or Growth Fund.

Expenses of the Transaction

Expenses resulting from each Transaction will be paid by PI or its affiliates. Proxy solicitation costs are estimated to be approximately $125,000 and will be paid by PI or its affiliates. The portfolio securities of the Opportunity Fund and/or the Growth Fund will be transferred in-kind to the Managed Small Cap Fund. Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

The Transaction is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the Code. It is a condition to each Fund's obligation to complete the Transaction that the Funds will have received an opinion from Shearman & Sterling LLP, based upon representations made by each Fund, and upon certain assumptions, substantially to the effect that:

1.  The acquisition by the Managed Small Cap Fund of the assets of the Opportunity Fund or Growth Fund in exchange solely for voting shares of the Managed Small Cap Fund and the assumption by the Managed Small Cap Fund of the liabilities, if any, of the Opportunity Fund or Growth Fund, followed by the distribution of the Managed Small Cap Fund shares acquired by the Opportunity Fund or Growth Fund pro rata to its shareholders, will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Managed Small Cap Fund and the Opportunity Fund or Growth Fund, as applicable, each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

2.  The shareholders of the Opportunity Fund or Growth Fund, as applicable, will not recognize gain or loss upon the exchange of all of their shares of the Opportunity Fund or Growth Fund, as applicable, solely for shares of the Managed Small Cap Fund, as described in this Proxy Statement and the Plan;

3.  No gain or loss will be recognized by the Opportunity Fund or Growth Fund, as applicable, upon the transfer of its assets to the Managed Small Cap Fund in exchange solely for voting shares of the Managed Small Cap Fund and the assumption by the Managed Small Cap Fund of the liabilities, if any, of the Opportunity Fund or Growth Fund, as applicable. In addition, no gain or loss will be recognized by the Opportunity Fund or Growth Fund, as applicable, on the distribution of such shares to the shareholders of the Opportunity Fund or Growth Fund, as applicable, (in liquidation of the Opportunity Fund or Growth Fund, as applicable);

4.  No gain or loss will be recognized by the Managed Small Cap Fund upon the acquisition of the assets of the Opportunity Fund or Growth Fund, as applicable, in exchange solely for shares of the Managed Small Cap Fund and the assumption of the liabilities, if any, of the Opportunity Fund or Growth Fund, as applicable;

5.  The Managed Small Cap Fund's tax basis for the assets acquired from the Opportunity Fund or Growth Fund, as applicable, will be the same as the tax basis of these assets when held by the Opportunity Fund or Growth Fund, as applicable, immediately before the transfer, and the holding period of such assets acquired by the Managed Small Cap Fund will include the holding period of such assets when held by the Opportunity Fund or Growth Fund, as applicable;

6.  The Opportunity Fund's or Growth Fund's shareholders' tax basis for the shares of the Managed Small Cap Fund to be received by them pursuant to the reorganization will be the same as their tax basis in the Opportunity Fund or Growth Fund, shares exchanged therefor; as applicable, and

7.  The holding period of the Managed Small Cap Fund shares to be received by the shareholders of the Opportunity Fund or Growth Fund's will include the holding period of their Opportunity Fund or Growth Fund, shares, as applicable exchanged therefor, provided such Opportunity Fund or Growth Fund shares were held as capital assets on the date of the exchange.

An opinion of counsel is not binding on the Internal Revenue Service or the courts. If the Transaction is consummated but fails to qualify as a "reorganization" within the meaning of Section 368 of the Code, the Transaction would be treated as a taxable sale of assets by the Opportunity Fund or Growth Fund to the Managed Small Cap Fund followed by a taxable liquidation of the Opportunity Fund or Growth Fund, and the shareholders of the Opportunity Fund or Growth Fund would recognize taxable gains or loss equal to the difference between their adjusted tax basis in the shares of the Opportunity Fund or Growth Fund, and the shares of the Managed Small Cap Fund received in exchange therefore. Shareholders of the Opportunity Fund or Growth Fund, should consult their tax advisers regarding the tax consequences to them of the Transaction in light of their individual circumstances. In addition, because the foregoing discussion relates only to the U.S. federal income tax consequences of the Transaction, shareholders also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of the Transaction.

Each of the Opportunity Fund, Growth Fund and Managed Small Cap Fund (the "Funds") has capital loss carryforwards. In a tax-free reorganization, the acquiring fund generally succeeds to capital loss carryforwards of the target fund on the transfer date pursuant to Section 381 of the Code. Section 381 limits the amount of gain of the acquiring fund that can be offset by the capital loss carryforwards of the target funds in the first taxable year ending after the reorganization. Sections 382 and 383 of the Code can limit the amount of capital gain of the acquiring fund that may be offset annually by the capital loss carryforwards of the funds participating in a tax-free reorganization (including, as in the Transaction, the acquiring fund itself where there is more-than-50-percentage-point change in ownership of such acquiring fund) (each a "Loss Fund").

If there is a more-than-50-percentage-point change in ownership of a Loss Fund, the acquiring fund's annual usage of each Loss Fund's capital loss carryforwards is limited, in general, to the value of the equity of the Loss Fund immediately before the reorganization multiplied by the applicable long-term tax-exempt bond rate (as published by the IRS). Additional rules may apply, further limiting the utilization of the capital loss carryforwards.

Based on the net asset value of the Funds as of June 20, 2005, there will be a more-than-50-percentage-point change in ownership of the Growth Fund and the Managed Small Cap Fund. Therefore, based on such values, the use of their capital loss carryforwards by the Managed Small Cap Fund after the Transaction will be limited under Sections 382 and 383 the Code. In addition, depending on the relative net asset value of the Opportunity Fund on the date the Transaction is effective, the use of the Opportunity Fund's capital loss carryforwards by the Managed Small Cap Fund after the Transaction may also be limited.

Characteristics of the Managed Small Cap Fund shares

Shares of the Managed Small Cap Fund will be distributed to shareholders of the Opportunity Fund and/or Growth Fund, as applicable, and will have generally the same legal characteristics as the shares of the Opportunity Fund or Growth Fund, as applicable, with respect to such matters as voting rights, assessibility, conversion rights, and transferability except as described in this Proxy Statement under the heading "Comparisons of Important Features of the Funds" and below under the heading "Change in Conversion Rights".

Change in Conversion Rights as a Result of the Transaction

In general, the rights of the Managed Small Cap Fund shares to be issued as part of the Transaction will be identical in all respects to outstanding Opportunity Fund shares of the same class. However, if you hold Class M, Class X or New Class X shares of the Opportunity Fund, the shares of the Managed Small Cap Fund which you receive as part of the Transaction will have different conversion rights than the shares you hold today. Please take these matters into consideration when casting your vote.

Class M Shares. If you hold Class M Shares of the Opportunity Fund, your shares automatically convert into Class L shares of the Opportunity Fund approximately 8 years after purchase. In contrast, the Class M Shares of the Managed Small Cap Fund which will be issued to you if the Transaction is consummated will automatically convert into Class A shares of the Managed Small Cap Fund approximately 8 years after you purchased your Class M Opportunity Fund shares.

Class X Shares. If you hold Class X shares of the Opportunity Fund issued prior to August 17, 1998, your shares (which are formally designated as "Class X" shares) automatically convert into Class L shares of the Opportunity Fund approximately eight years after purchase. However, the Class X shares of the Managed Small Cap Fund which you will receive if the Transaction is consummated will automatically convert into Class A shares of the Managed Small Cap Fund approximately 8 years after you purchased your Class X Opportunity Fund shares.

New Class X Shares. All shares of Class X of the Opportunity Fund issued on or after August 17, 1998 are formally designated as "New Class X" shares, and automatically convert into Class L shares of the Opportunity Fund approximately 10 years after purchase. However, the New Class X shares of the Managed Small Cap Fund which you will receive if the Transaction is consummated will convert into Class A shares of the Managed Small Cap Fund approximately 10 years after you purchased your New Class X Opportunity Fund shares.

Capitalizations of the Funds and Capitalization after the Transaction

The following table sets forth, as of October 31, 2004, the capitalization of shares of the Growth Fund, Opportunity Fund and the Managed Small Cap Fund. The table also shows the projected unaudited pro forma capitalization of the Managed Small Cap Fund shares as adjusted to give effect to each proposed Transaction and as adjusted to give effect to the Transactions. The capitalization of the Managed Small Cap Fund is likely to be different when the Transaction with either or both Funds is consummated.

Opportunity Fund

Class A

	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro Forma Managed Small Cap Fund after Opportunity Transaction
Net assets	$3,449,689	$2,062,501	N/A	$5,512,190
Total shares outstanding	341,350	402,883	332,367	1,076,600
Net asset value per share	$10.11	$5.12	N/A	$5.12

Class B

	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro Forma Managed Small Cap Fund after Opportunity Transaction
Net assets	$394,250	$279,732	N/A	$673,982
Total shares outstanding	40,578	56,691	39,441	136,710
Net asset value per share	$9.72	$4.93	N/A	$4.93

Class C

	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Opportunity Transaction
Net assets	$14,426,277	$8,516,178	N/A	$22,942,455
Total shares outstanding	1,485,706	1,712,342	1,418,140	4,616,188
Net asset value per share	$9.71	$4.97	N/A		$4.97

Class L

	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Opportunity Transaction
Net assets	$17,631,525	$10,548,798	N/A	$28,180,323
Total shares outstanding	1,753,264	2,071,426	1,711,719	5,536,409
Net asset value per share	$10.06	$5.09	N/A	$5.09

Class M

	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Opportunity Transaction
Net assets	$38,531,312	$19,447,860	N/A	$57,979,172
Total shares outstanding	3,969,722	3,914,410	3,781,697	11,665,829
Net asset value per share	$9.71	$4.97	N/A	$4.97

Class X

	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Opportunity Transaction
Net assets	$9,803,699	$3,735,752	N/A	$13,539,451
Total shares outstanding	1,010,234	750,427	958,104	2,718,765
Net asset value per share	$9.70	$4.98	N/A	$4.98

Growth Fund

Class A

	Growth Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Growth Transaction
Net assets	$5,240,528	$2,062,501	N/A	$7,303,029
Total shares outstanding	690,403	402,883	333,087	1,426,373
Net asset value per share	$7.59	$5.12	N/A	$5.12

Class B

	Growth Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Growth Transaction
Net assets	$7,378,724	$279,732	N/A	$7,658,456
Total shares outstanding	1,011,088	56,691	485,660	1,553,439
Net asset value per share	$7.30	$4.93	N/A	$4.93

Class C

	Growth Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Growth Transaction
Net assets	$7,275,683	$8,516,178	N/A	$15,791,861
Total shares outstanding	997,629	1,712,342	467,466	3,177,437
Net asset value per share	$7.29	$4.97	N/A	$4.97

Class L

	Growth Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Growth Transaction
Net assets	-	$10,548,798	N/A	$10,548,798
Total shares outstanding	-	2,071,426	N/A	2,071,426
Net asset value per share	-	$5.09	N/A	$5.09

Class M

	Growth Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Growth Transaction
Net assets	-	$19,447,860	N/A	$19,447,860
Total shares outstanding	-	3,914,410	N/A	3,914,410
Net asset value per share	-	$4.97	N/A	$4.97

Class X

	Growth Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Growth Transaction
Net assets	-	$3,735,752	N/A	$3,735,752
Total shares outstanding	-	750,427	N/A	750,427
Net asset value per share	-	$4.98	N/A	$4.98

Growth Fund and Opportunity Fund

Class A

	Growth Fund	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Combined Transactions
Net assets	$5,240,528	$3,449,689	$2,062,501	N/A	$10,752,718
Total shares outstanding	690,403	341,350	402,883	665,504	2,100,140
Net asset value per share	$7.59	$10.11	$5.12	NA	$5.12

Class B

	Growth Fund	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Combined Transactions
Net assets	$7,378,724	$394,250	$279,732	N/A	$8,052,706
Total shares outstanding	1,011,088	40,578	56,691	525,052	1,633,409
Net asset value per share	$7.30	$9.72	$4.93	N/A	$4.93

Class C

	Growth Fund	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Combined Transactions
Net assets	$7,275,683	$14,426,277	$8,516,178	NA	$30,218,138
Total shares outstanding	997,629	1,485,706	1,712,342	1,884,431	6,080,108
Net asset value per share	$7.29	$9.71	$4.97	N/A	$4.97

Class L

	Growth Fund	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Combined Transactions
Net assets	-	$17,631,525	$10,548,798	N/A	$28,180,323
Total shares outstanding	-	1,753,264	2,071,426	1,711,719	5,536,409
Net asset value per share	-	$10.06	$5.09	NA	$5.09

Class M

	Growth Fund	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Combined Transactions
Net assets	-	$38,531,312	$19,447,860	N/A	$57,979,172
Total shares outstanding	-	3,969,722	3,914,410	3,781,697	11,665,829
Net asset value per share	-	$9.71	$4.97	N/A	$4.97

Class X

	Growth Fund	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Combined Transactions
Net assets	-	$9,803,699	$3,735,752	N/A	$13,539,451
Total shares outstanding	-	1,010,234	750,427	958,104	2,718,765
Net asset value per share	-	$9.70	$4.98	N/A	$4.98

Total Net Assets and Shares Outstanding for the Funds

	Growth Fund	Opportunity Fund	Managed Small Cap Fund	Adjustments*	Pro forma Managed Small Cap Fund after Combined Transactions
Total Net assets	$19,894,935	$84,236,752	$44,590,821	N/A	$148,722,508
Total shares outstanding	2,699,120	8,600,854	8,908,179	9,526,507	29,734,660

*  Reflects the change in shares and par value of the Target Funds upon the consummation of the Transactions.

**  There will be no changes to the capitalization of the Class L, Class M, and Class X shares of Managed Small Cap Fund as a result of the transactions.

VOTING INFORMATION

Required Vote

Shareholders of record of each of the Opportunity Fund and Growth Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were 6,618,136 shares of the Opportunity Fund and 2,292,980 shares of the Growth Fund issued and outstanding.

The presence in person or by proxy of the holders of a majority of the outstanding shares of the Opportunity Fund and Growth Fund entitled to be voted at each respective Fund's Meeting is required to constitute a quorum of the Opportunity Fund or Growth Fund, as applicable, at the Meeting. If a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Opportunity Fund or Growth Fund, as applicable, outstanding and entitled to vote thereon is necessary to approve each Fund's respective Plan, which, for purposes of this vote, under the Investment company Act of 1940, means that approval of the Plan requires the vote of the lesser of (i) 67% or more of the voting shares of each Fund represented at a meeting at which more than 50%

of the outstanding voting shares of such Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares of each Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Opportunity Fund or Growth Fund, as applicable, held at the close of business on the Record Date.

Under existing NYSE rules, it is not expected that brokers, banks and other nominees will be entitled to vote the Opportunity Fund or Growth Fund shares with respect to the respective Plans unless the beneficial owner gives specific instructions for such vote to the broker or other nominee. When a broker is unable to cast a vote on a matter without specific instructions, and no specific instructions are given, the result is referred to as to as a "broker non-vote." The Companies will forward proxy materials to their respective record owners for any beneficial owners that such record owners may represent.

Abstentions and broker non-votes will count towards determining the presence of a quorum at the Meeting. However, shares represented by broker non-votes and abstentions will not be voted for or against the plan or any adjournment. Therefore, since approval of each Plan or any adjournment thereof requires the affirmative vote of the holders of a majority of the total number of shares of the applicable Fund outstanding on the Record Date, each broker non-vote and abstention would have the effect of a vote against the applicable Plan or against adjournment.

Shareholders having more than one account in the Opportunity Fund or Growth Fund generally will receive a single proxy statement and a separate proxy card for each account. It is important to mark, sign, date and return all proxy cards received.

In the event that sufficient votes to approve the Plan with respect to either Opportunity Fund or Growth Fund are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to such Plan. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion. Since an adjournment of the Meeting requires the affirmative vote of a majority of the shares present at the Meeting, each broker non-vote and abstention would have the effect of a vote against adjournment.

How to vote

You can vote your shares in any one of four ways:

•  By mail, with the enclosed proxy card.

•  In person at the Meeting.

•  By phone

•  Over the Internet

If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Company. In addition, SP Mutual Funds and Style Specific Funds have engaged Computershare Fund Services, a professional proxy solicitation firm, to assist in the solicitation of proxies. As the Meeting date approaches, you may receive a phone call from a representative of Computershare Fund Services if SP Mutual Funds or Style Specific Funds, as applicable, have not yet received your vote. Computershare Fund Services may ask you for authority, by telephone, to permit Computershare Fund Services to execute your voting instructions on your behalf.

PRINCIPAL HOLDERS OF SHARES

The table below sets forth, as of the Record Date, each shareholder that owns of record more than 5% of any class of each Fund.

Fund	Beneficial Owner Name*	Address	Class	Number of Shares/ Percent Ownership
Opportunity Fund:
	MCB Trust Services Trustee Oconomowoc Residential Program	700 17th Street Suite 300 Denver, CO 80202	A	72,633/16.8%

	Lin (K) and Simple IRA PMFS Transfer Agent For The Fd	100 Mulberry Street #3 Newark, NJ 07102	A	148,235/34.3%

	Wells Fargo Bank NA FBO American Skandia Lifesylw	P.O. Box 1533 Minneapolis, MN 55480	A	42,212/9.8%

	Raymond James & Assoc Inc	880 Carillon Pkwy St. Petersburg, FL 33716	C	58,413/5.1%

	Lin (K) and Simple IRA PMFS Transfer Agent For The Fd	100 Mulberry Street #3 Newark, NJ 07102	C	147,332/12.8%

	Lin (K) and Simple IRA PMFS Transfer Agent For The Fd	100 Mulberry Street #3 Newark, NJ 07102	L	203,963/18.7%

	Lin (K) and Simple IRA PMFS Transfer Agent For The Fd	100 Mulberry Street #3 Newark, NJ 07102	M	162,429/5.3%

	Lin (K) and Simple IRA PMFS Transfer Agent For The Fd	100 Mulberry Street #3 Newark, NJ 07102	X	94,017/11.4%

Growth Fund:
	PIMS/Prudential Retirement As Nominee for the TTEE/CUST P Tri-State Orthopaedics & Sprts	5900 Corporate Drive Pittsburgh, PA 15237	A	66,229/12.7%

Managed Small Cap Fund:
	MCB Trust Services Trustee Galen Medical Group Retirement	700 17th Street Suite 300 Denver, CO 80202	A	91,855/14.8%

	Lin (K) and Simple IRA PMFS Transfer Agent For The Fd	100 Mulberry Street #3 Newark, NJ 07102	A	295,618/47.7%

	Wells Fargo Bank NA FBO Copple Ins E Copple Sub	P.O. Box 1533 Minneapolis, MN 55480	A	44,065/7.1%

	Prudential Trust Company C/F the IRA of Robert D Lane Jr	7314 Rooses Way Indianapolis, IN 46217	B	6,390/6.5%

Fund	Beneficial Owner Name*	Address	Class	Number of Shares/ Percent Ownership
	Lin (K) and Simple IRA PMFS Transfer Agent For The Fd	100 Mulberry Street #3 Newark, NJ 07102	C	269,918/20.5%

	American Skandia Investment Services Inc Fund Investment Seeding Account	One Corporate Drive Shelton, Ct 06484	L	149,341/9.1%

	Lin (K) and Simple IRA PMFS Transfer Agent For The Fd	100 Mulberry Street #3 Newark NJ 07102	L	203,963/12.4%

	Janette Salkin TTEE Janette Salkin Trust UA DTD 11/18/1994	12320 Shirley Street Omaha, NE 68144	L	92,994/5.6%

	Lin (K) and Simple IRA PMFS Transfer Agent For The Fd	100 Mulberry Street #3 Newark, NJ 07102	M	289,937/9.0%

	Lin (K) and Simple IRA PMFS Transfer Agent For The Fd	100 Mulberry Street #3 Newark, NJ 07102	X	110,096/18.3%

*  As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the officers and Directors of SP Mutual Funds, as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Opportunity Fund or the Managed Small Cap Fund.

As of the Record Date, the officers and Trustees of Style Specific Funds, as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Growth Fund or the Managed Small Cap Fund.

As of the Record Date, Wachovia Securities was the record holder for the beneficial owners of each of the following Fund's classes with the percentage of outstanding shares of each such class, respectively:

Fund	Class A	Class B	Class C	Class L	Class M	Class X
Opportunity Fund	33,103/7.7%	272/0.4%	18,371/1.6%	40,265/3.7%	149,108/4.9%	11,311/1.4%
Growth Fund	270,485/52.0%	527,977/57.5%	714,760/83.7%	N/A	N/A	N/A
Managed Small Cap Fund	4,054/0.7%	4,386/4.5%	24,542/1.9%	7,366/0.4%	79,632/2.5%	6,690/1.1%

ADDITIONAL INFORMATION ABOUT THE COMPANIES AND THE FUNDS

The Opportunity Fund and the Managed Small Cap Fund are separate series of the SP Mutual Funds, which is an open-end management investment company registered with the SEC under the Investment Company Act. The Growth Fund is a series of Style Specific Funds, which is an open-end management investment company resgistered with the SEC under the Investment Company Act. Detailed information about SP Mutual Funds is contained in the Prospectus for the Managed Small Cap Fund which is enclosed with and incorporated by reference into this Proxy Statement. Additional information about SP Mutual Funds and Managed Small Cap Fund is included in the SP Mutual Funds' SAI, dated March 1, 2005 which has been filed with the SEC and is incorporated into the SAI relating to this Proxy Statement.

A copy of SP Mutual Funds' Annual Report to Shareholders for the fiscal year ended October 31, 2004 is incorporated by reference into this Proxy Statement. You may request a free copy of the SP Mutual Funds' Annual

Report to Shareholders for the fiscal year ended October 31, 2004 by calling 1-800-225-1852 or by writing to the SP Mutual Funds at Three Gateway Center, 100 Mulberry Street, 14th Floor, Newark, NJ 07102.

SP Mutual Funds, on behalf of the Managed Small Cap Fund and Opportunity Fund, and Style Specific Funds, on behalf of Growth Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

MISCELLANEOUS

Legal Matters

The validity of shares of Managed Small Cap Fund to be issued pursuant to each of the Plans will be passed upon by DLA Piper Rudnick Gray Cary US LLP, Maryland counsel to SP Mutual Funds.

Independent Registered Public Accounting Firm

The audited financial statements of Opportunity Fund and Managed Small Cap Fund, incorporated by reference into the SAI, have been audited by KPMG, LLP, independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ending October 31, 2004. These financial statements have been so incorporated by reference in reliance on the reports of KPMG LLP.

The audited Financial Statements of Growth Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders for the fiscal year ending July 31, 2004. These financial statements have been so incorporated by reference in reliance on the report of KPMG LLP.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Opportunity Fund or Growth Fund, as applicable, care of Prudential Investment Management Services LLC, Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

SHAREHOLDER PROPOSALS

Neither SP Mutual Funds nor Style Specific Funds is required to hold and will not ordinarily hold annual shareholders' meetings in any year in which the election of directors/trustees is not required to be acted upon under the Investment Company Act. The Board of Directors may call special meetings of the shareholders for action by shareholder vote as required by the Investment Company Act or SP Mutual Funds' or Style Specific Funds' governing documents.

Pursuant to rules adopted by the SEC, a shareholder of the Company may include in proxy statements relating to annual and other meetings of the shareholders of the Company certain proposals for shareholder action which he or she intends to introduce at such special meetings; provided, among other things, that such proposal is received by the Company a reasonable time before a solicitation of proxies is made for such meeting. Timely submission of a proposal does not necessarily mean that the proposal will be included. There are no requirements regarding advance notice for shareholder proposals set forth in the Style Specific Funds Declaration or By-Laws or the Delaware Statutory Trust Act. This generally means that any proper shareholder of the Style Specific Funds may duly submit a proposal from the floor of a meeting of the shareholders of the Style Specific Funds. Although the charter of SP Mutual Funds provides that its by-laws may delineate requirements for presenting matters at annual meetings, its by-laws do not currently do so. This generally means that shareholders of SP Mutual Funds may submit proposals from the floor of an annual meeting. Under Maryland law, the purpose of any special meeting of shareholders must be described in the notice of such meeting so only items included in the notice may be considered at special meetings of shareholders.

The Board of Directors/Trustees intends to bring before the Meeting the matters set forth in the foregoing Notice. The Directors/Trustees do not expect any other business to be brought before the Meetings. If, however, any other matters are properly presented to a Meeting for action, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment. A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written notice of such revocation to the Secretary of SP Mutual Funds or Style Specific Funds, as applicable, by execution of a subsequent proxy, or by voting in person at the applicable Meeting.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A  Form of Plan of Reorganization by Strategic Partners Mutual Funds, Inc. on behalf of the Strategic Partners Small Cap Growth Opportunity Fund and the Strategic Partners Managed Small Cap Growth Fund (attached)

B  Form of Plan and Reorganization by and between Strategic Partners Style Specific Funds on behalf of Strategic Partners Small Capitalization Growth Fund and Strategic Partners Mutual Funds, Inc. on behalf of the Strategic Partners Managed Small Cap Growth Fund (attached)

C  Prospectus for the Strategic Partners Managed Small Cap Growth Fund of Strategic Partners Mutual Funds, Inc. dated March 1, 2005 (enclosed)

D  Strategic Partners Mutual Funds, Inc. Annual Report to Shareholders for fiscal year ended October 31, 2004 (enclosed)

Exhibit A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this ___ day of September, 2005 by Strategic Partners Mutual Funds, Inc. (the "Company"), a corporation organized under the laws of the State of Maryland with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on behalf of the Strategic Partners Managed Small Cap Growth Fund (the "Acquiring Fund") and the Strategic Partners Small Cap Growth Opportunity Fund (the "Acquired Fund"), both series of the Company. Together, the Acquiring Fund and Acquired Fund are referred to as the "Funds."

The Plan has been structured with the intention that the transaction contemplated thereby qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by the Acquiring Fund, of substantially all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of Common Stock, par value $0.001 each, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by the Company on behalf of the Acquiring Fund and the Acquired Fund:

1.  Sale and Transfer of Assets of the Acquired Fund in Exchange for Shares of the Acquiring Fund and Assumption of Liabilities, if any, and, Liquidation and Dissolution of Acquired Fund.

(a)  Subject to the terms and conditions of this Plan, the Company on behalf of the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing assets and to assume substantially all of the liabilities of the Acquired Fund. The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

(b)  Subject to the terms and conditions of this Plan, the Company on behalf of the Acquiring Fund shall at the Closing, deliver to the Acquired Fund the number of shares of each class of the Acquiring Fund determined by dividing the net asset value allocable to a share of each Class of the Acquired Fund by the net asset value allocable to a share of the corresponding class of the Acquiring Fund, and multiplying the result thereof by the number of outstanding shares of the applicable class of the Acquired Fund, as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof. The Acquiring Fund shall assume all of the Acquired Fund's liabilities, if any, as set forth in the Section 1(b). Except as otherwise provided herein, the Acquiring Fund will assume from the Acquired Fund all debts, liabilities, obligations and duties of the Acquired Fund of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not determinable as of the Closing Date and whether or not specifically referred to in this Plan; provided, however, that the Company agrees to utilize its best efforts to cause the Acquired Fund to discharge all of the known debts, liabilities, obligations and duties of the Acquired Fund prior to the Closing Date.

(c)  As soon after the Closing Date as is conveniently practicable, but in any event within 30 days of the Closing Date, the Acquired Fund shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to this Section 1, with each Acquired Fund shareholder receiving shares of the same class or classes of the Acquiring Fund as such shareholder holds of the Acquired Fund, and then shall terminate and dissolve in accordance with applicable law. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Company relating to the Acquiring Fund and noting in such accounts the names of the former Acquired Fund's shareholders, and the type and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the second decimal place. The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange.

(d)  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's then-current prospectus and statement of additional information.

(e)  Any transfer taxes payable upon issuance of Acquiring Fund Shares in exchange for shares of the Acquired Fund in a name other than that of the registered holder of the shares being exchanged on the books of the Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

2.  Valuation.

(a)  The value of the Acquired Fund's Net Assets and liabilities to be transferred to the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the NYSE on the Closing Date (the "Valuation Time") using the valuation procedures set forth in Company's Charter and currently effective prospectus and statement of additional information.

(b)  The net asset value of shares of the Acquiring Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in the Company's Charter and currently effective prospectus and statement of additional information.

(c)  The net asset value of a share of the Acquired Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in the Company's Charter and currently effective prospectus and statement of additional information.

3.  Closing and Closing Date.

(a)  The consummation of the transactions contemplated hereby shall take place at the Closing (the "Closing"). The date of the Closing (the "Closing Date") shall be on or about October 15, 2006, or such earlier or later date as determined by the parties hereto. The Closing shall take place at the principal office of the Company, or such other place as the parties may agree, at 5:00 P.M. Eastern time on the Closing Date. The Company on behalf of the Acquired Fund shall have provided for delivery as of the Closing (or as soon thereafter as reasonably practicable) of the Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund's Custodian. Also, the Company on behalf of the Acquired Fund shall produce at the Closing a list of names and addresses of the shareholders of record of the Acquired Fund Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief. The Company on behalf of the Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Company, or shall provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the Company on behalf of Acquired Fund may request.

(b)  In the event that immediately prior to the Valuation Time (a) the NYSE or other primary exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or other primary exchange or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund and of the net asset value per share of the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.  Representations and Warranties by the Company on behalf of the Acquired Fund.

The Company makes the following representations and warranties about the Acquired Fund:

(a)  The Acquired Fund is a series of the Company, a corporation organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the Maryland State Department of Assessments and Taxation (the "SDAT"). The Company is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Acquired Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)  The financial statements appearing in the Company's Annual Report to Shareholders for the fiscal year ended October 31, 2004, audited by KPMG LLP, an independent registered public accounting firm, fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the year then ended conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(c)  The Company has the necessary corporate power and authority to conduct the Acquired Fund's business as such business is now being conducted.

(d)  The Company on behalf of the Acquired Fund is not a party to or obligated under any provision of the Company's Charter or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(e)  The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)  The Acquired Fund has elected to be treated as a regulated investment company (a "RIC") for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(g)  The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

5.  Representations and Warranties by the Company on behalf of the Acquiring Fund.

The Company makes the following representations and warranties:

(a)  The Acquiring Fund is a series of the Company, a corporation organized under the laws of the State of Maryland and validly existing and in good standing with the SDAT. The Company is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)  The Company on behalf of the Acquiring Fund is authorized to issue 150,000,000 Acquiring Fund shares, par value $0.001 each, each outstanding share of which is duly and validly authorized and issued, fully paid, non-assessable, fully transferable and has the voting rights set forth in the Charter.

(c)  At the Closing, Acquiring Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)  The financial statements appearing in the Company's Annual Report to Shareholders for the fiscal year ended October 31, 2004, audited by KPMG LLP, fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the year then ended indicated in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(e)  The Company has the necessary corporate power and authority to conduct the Acquiring Fund's business as such business is now being conducted.

(f)  The Company on behalf of the Acquiring Fund is not a party to or obligated under any provision of the Company's Charter or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(g)  The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

6.  Representations and Warranties by the Company on behalf of the Funds.

The Company makes the following representations and warranties:

(a)  The statement of assets and liabilities to be created by the Company for each of the Funds as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)  At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)  Except as may be disclosed in the Company's current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding or investigation of or before any court or governmental body pending or threatened against either of the Funds to the best of each Fund's knowledge.

(d)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

(e)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the Company's Board of Directors, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(f)  The Company anticipates that consummation of this Plan will not cause either of the Funds to fail to comply with the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

(g)  The Company has the necessary corporate power and authority to conduct the business of the Funds, as such business is now being conducted.

7.  Intentions of the Company on behalf of the Funds.

(a)  Except for actions taken in contemplation of Closing, the Company intends to operate each Fund's respective business as presently conducted between the date hereof and the Closing.

(b)  The Company intends that the Acquired Fund will not acquire the Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)  The Company on behalf of the Acquired Fund intends, if this Plan is consummated, to liquidate and dissolve the Acquired Fund.

(d)  The Company intends that, by the Closing, all of the Acquired Fund's Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(e)  At the Closing, the Company on behalf of the Acquired Fund intends to have available a copy of the shareholder ledger accounts, certified by the Company's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Fund Shares as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)  The Company intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  The Company intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder ("Registration Statements"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting of the Acquired Fund, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(h)  The Company intends to call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to use all reasonable efforts to obtain approval of the transactions contemplated hereby (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) under the 1940 Act).

(i)  The Company intends to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) thereunder) and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

8.  Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

The consummation of the Plan with respect to the Acquiring Fund and the Acquired Fund shall be subject to the following conditions:

(a)  That: (i) all the representations and warranties contained herein concerning the Funds shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by the Company on behalf of the Funds shall occur prior to the Closing; and (iii) the Company shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Directors of the Company on behalf of the Funds.

(c)  That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially adversely affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

(d)  That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)  That a distribution or distributions shall have been declared for each Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(f)  That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance satisfactory to it from (i) DLA Piper Rudnick Gray Cary US LLP, special counsel to the Company, with respect to items in this section that relate to matters of Maryland law, and (ii) Shearman & Sterling LLP, counsel to the Company, with respect to certain other items in this section, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

(1)  Acquiring Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered by the Company, on behalf of the Acquiring Fund, in exchange for the consideration as provided in this Plan and pursuant to the terms of the resolutions authorizing their issuance, will have been validly issued and fully paid and will be non-assessable;

(2)  All actions required to be taken by the Company and/or Funds to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company and the Funds;

(3)  Neither the execution, delivery nor performance of this Plan by the Company violates any provision of the Company's Charter or Amended and Restated By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Company is a party or by which the Funds are otherwise bound; and

(4)  The Company's registration statement, of which the prospectus dated March 1, 2005 relating to each Fund (the "Prospectus") is a part, is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company.

(g)  That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance satisfactory to it from Shearman & Sterling LLP, tax counsel to the Company, substantially to the effect that, for federal income tax purposes:

(1)  the transfer of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the

Acquired Fund and the Acquiring Fund each will be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  in accordance with Section 361(a) of the Code, no gain or loss will be recognized by the Acquired Fund under Section 361(c)(1) of the Code as a result of the transfer of its assets solely in exchange for Acquiring Fund, if any, Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or on the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)  under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

(4)  in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt of Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

(5)  in accordance with Section 362(b) of the Code, the tax basis of the Acquiring Fund in the assets of the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)  in accordance with Section 358 of the Code, immediately after the consummation of the transactions contemplated by the Plan, the tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be equal, in the aggregate, to the tax basis of their shares of the Acquired Fund surrendered in exchange therefor;

(7)  in accordance with Section 1223 of the Code, the holding period for the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be determined by including the period for which such shareholder held their shares of the Acquired Fund exchanged therefor; provided, that the shares of the Acquired Fund Shares were held as capital assets for federal income tax purposes;

(8)  in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund acquired by it in accordance with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)  pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits and method of tax accounting.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Company with regard to certain matters.

(h)  That the Company's Registration Statement with respect to the Acquiring Fund shares to be delivered to the Acquired Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)  That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale by the Acquiring Fund with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

(j)  That, at the Closing, there shall be transferred to the Acquiring Fund aggregate net assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

9.  Expenses.

(a)  The Company represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b)  The expenses of entering into and carrying out the provisions of this Plan shall be borne by Prudential Investments LLC, or its affiliates.

10.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of a Fund by resolution of the Board of Directors, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b)  If the transactions contemplated by this Plan have not been consummated by October 1, 2006, the Plan shall automatically terminate on that date, unless a later date is agreed to by the Company on behalf of the Funds.

(c)  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and neither the Company, the Acquiring Fund nor the Acquired Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the Company's Board of Directors if, in the judgment of such Board of Directors, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)  The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Company nor any of its officers, directors, agents or shareholders nor the Funds nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, agent or shareholder of any of the Funds or the Company against any liability to the entity for which that officer, director, agent or shareholder so acts or to any of the Company's shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)  If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of the Company on behalf of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Company on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Agreement an Obligation Only of the Funds, and Enforceable Only Against Assets of the Funds.

The Company acknowledges that it must look, and agrees that it shall look, solely to the assets of the Funds for the enforcement of any claims arising out of or based on the obligations of the Companies or Funds hereunder, and in particular that none of the assets of the Company other than the portfolio assets of the Funds may be resorted to for the enforcement of any claim based on the obligations of the Funds hereunder.

12.  Entire Plan and Amendments.

This Plan embodies the entire plan of the Company on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Plan may be amended only by the Company on behalf of a Fund in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

13.  Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Company at Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, Attention: Secretary.

14.  Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

IN WITNESS WHEREOF, Strategic Partners Mutual Funds, Inc., on behalf Strategic Partners Small Cap Growth Opportunity Fund and the Strategic Partners Managed Small Cap Growth Fund, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

  STRATEGIC PARTNERS MUTUAL FUNDS, INC.
on behalf of Strategic Partners Small Cap Growth Opportunity Fund and the Strategic Partners Managed Small Cap Growth Fund

Attest:    By:

  Title:

EXHIBIT B

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this ___ day of September, 2005, by and between Strategic Partners Style Specific Funds ("SPSSF"), a statutory trust formed under the laws of the State of Delaware with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102 on behalf of Strategic Partners Small Capitalization Growth Fund, a series of SPSSF (the "Acquired Fund") and Strategic Partners Mutual Funds, Inc. ("SPMF"), a corporation organized under the laws of the State of Maryland with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on behalf of the Strategic Partners Managed Small Cap Growth Fund Fund, a series of SPMF (the "Acquiring Fund"). Together, the Acquiring Fund and the Acquired Fund are referred to as the "Funds," and SPSSF and SPMF are referred to as the "Companies."

The Plan has been structured with the intention that the transactions contemplated thereby qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code).

The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by the Acquiring Fund of all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of common stock ("Common Stock"), par value $0.001 each, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the distribution after the Closing Date (as provided in Section 3), of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the Closing (as defined in Section 3), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by SPSSF and SPMF on behalf of the Acquired Fund and the Acquiring Fund, respectively:

1.  Sale and Transfer of Assets of the Acquired Fund in Exchange for Shares of the Acquiring Fund and Assumption of Liabilities If Any, and Liquidation and Dissolution of Acquired Fund.

(a)  Subject to the terms and conditions of this Plan and on the basis of the representations, warranties and covenants contained herein, SPSSF on behalf of the Acquired Fund shall sell, assign, convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing assets and to assume substantially all of the liabilities of the Acquired Fund. The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

(b)  Subject to the terms and conditions of this Plan, SPMF on behalf of the Acquiring Fund shall at the Closing deliver to the Acquired Fund the number of shares a Class of the Acquiring Fund determined by dividing the net asset value allocable to a share of such Class of the Acquired Fund by the net asset value allocable to a share of the corresponding Class of the Acquiring Fund, and multiplying the result thereof by the number of outstanding shares of the applicable Class of the Acquired Fund, as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date, all such values to be determined in the manner and as of the time set forth in Section 2 hereof; and assume all of the Acquired Fund's liabilities, if any, as set forth in this Section 1(b). Except as otherwise provided herein, Acquiring Fund will assume from the Acquired Fund all debts, liabilities, obligations and duties of the Acquired Fund of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not determinable as of the Closing Date and whether or not specifically referred to in this Plan; provided, however, that SPSSF agrees to utilize its best efforts to cause the Acquired Fund to discharge all of the known debts, liabilities, obligations and duties of the Acquired Fund prior to the Closing Date.

(c)  As soon after the Closing Date as is conveniently practicable, but in any event within 30 days of the Closing Date, the Acquired Fund shall distribute pro rata to its shareholders of record, determined as of the close of business on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to this Section 1 with each Acquired Fund stockholder receiving shares of the same Class or Classes of the Acquiring Fund as such stockholder holds of the Acquired Fund, and then shall terminate and dissolve in accordance with applicable law. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of SPMF relating to the Acquiring Fund and noting in such accounts the names of the former Acquired Fund's shareholders, the type and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the third decimal place. The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund.

(d)  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's then-current prospectus and SPMF's statement of additional information.

(e)  Any transfer taxes payable upon issuance of Acquiring Fund Shares in exchange for shares of the Acquired Fund in a name other than that of the registered holder of the shares being exchanged on the books of the Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

2.  Valuation.

(a)  The value of the Acquired Fund's net assets and liabilities to be transferred to the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the NYSE on the Closing Date (the "Valuation Time") using the valuation procedures set forth in SPSSF's then currently effective Agreement and Declaration of Trust, as amended, supplemented and corrected to date (its "Charter"), prospectus and statement of additional information.

(b)  The net asset value of a share of the Acquiring Fund shall be the net asset value for such shares computed on a class-by-class basis, determined to the second decimal point, as of the Valuation Time using the valuation procedures set forth in SPSSF's then currently effective Charter, prospectus statement of additional information.

(c)  The net asset value of a share of the Acquired Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in the Company's charter and currently effective prospectus and statement of additional information.

3.  Closing and Closing Date.

(a)  The consummation of the transactions contemplated hereby shall take place at the Closing (the "Closing"). The date of the Closing (the "Closing Date") shall be October 15, 2005, or such earlier or later date as determined by the parties hereto. The Closing shall take place at the principal office of SPMF or at such other place as the parties may agree. SPSSF on behalf of the Acquired Fund shall have provided for delivery, as of the Closing of the Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund's Custodian. Also, SPSSF on behalf of the Acquired Fund shall produce at the Closing (or as soon thereafter as reasonably practicable) a list of names and addresses of the shareholders of record of the Acquired Fund Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief. SPMF on behalf of the Acquiring Fund shall issue and deliver to the Secretary of SPSSF at the Closing a confirmation or other evidence satisfactory to SPSSF that Acquiring Fund Shares have been or will be credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

(b)  In the event that immediately prior to the Valuation Time (a) the NYSE or other primary exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or other primary exchange or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund and of the net asset value per share of the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.  Representations and Warranties by SPSSF on behalf of the Acquired Fund.

SPSSF makes the following representations and warranties:

(a)  The Acquired Fund is a series of SPSSF, a statutory trust formed under the laws of the State of Delaware and validly existing and in good standing under the laws of that jurisdiction. SPSSF is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and such registration is in full force and effect. The Acquired Fund has been duly established in accordance with the terms of SPSSF's Declaration of Trust as a separate series of SPSSF.

(b)  SPSSF on behalf of the Acquired Fund is authorized to issue an unlimited number of shares of beneficial interest of Acquired Fund shares, with or without par value as the Trustees of SPSSF shall determine, each outstanding share of which is, and at the Closing Date will be, duly and validly authorized, issued and outstanding, fully paid, non-assessable, freely transferable and has the voting rights set forth in the Declaration of Trust.

(c)  All issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held in the name of the persons and in the amounts set forth in the list of shareholders submitted to Acquiring Fund in accordance with the provisions of Paragraph 3(a). The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares, except for Class B shares which have the conversion feature described in Acquired Fund's current Prospectus.

(d)  The financial statements appearing in SPSSF's Annual Report to Shareholders for the fiscal year ended July 31, 2004 (copies of which have been furnished to SPMF), audited by KPMG LLP, independent registered public accounting firm, and the (unaudited) financial statements appearing in the SPSSF's Semi-Annual Report to Shareholders for the period ended January 31, 2005 (copies of which have been furnished to SPMF), fairly present the financial position of the Acquiring Fund as of such dates and the results of its operations for the periods indicated in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(e)  SPSSF has the requisite statutory trust power and authority to conduct the Acquired Fund's business as such business is now being conducted.

(f)  SPSSF is not, and the execution, delivery and performance of this Plan will not result, in violation of any provision of SPSSF's Agreement and Declaration of Trust or By-laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound.

(g)  The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(h)  The Acquired Fund has elected to be treated as a regulated investment company (a "RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(i)  The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

5.  Representations and Warranties by SPMF on behalf of the Acquiring Fund.

SPMF makes the following representations and warranties:

(a)  The Acquiring Fund is a series of SPMF, a corporation duly organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the Maryland Department of Assessments and Taxation (the "SDAT"). SPMF is duly registered under the 1940 Act as an open-end, management investment company and all of the outstanding Acquiring Fund Shares have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act") and such registration is in full force and effect. The Acquiring Fund has been duly established in accordance with the terms of SPMF's Charter and By-Laws as a separate series of SPMF.

(b)  SPMF on behalf of the Acquiring Fund is authorized to issue 150 million shares of common stock of Acquiring Fund, each outstanding share of which is, and at the Closing Date will be, duly and validly authorized, issued and outstanding, fully paid, non-assessable, freely transferable and have full voting rights. Except as contemplated by this Plan, Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares, except for Class B, Class M, New Class X and Class X shares which have the conversion feature described in Acquiring Fund's current Prospectus.

(c)  At the Closing, Acquiring Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)  The financial statements appearing in the SPMF Annual Report to Shareholders for the fiscal year ended October 31, 2004 (copies of which have been furnished to the SPSSF), audited by KPMG LLP, an independent registered public accounting firm, fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(e)  If available at or prior to the Closing Date, the unaudited financial statements appearing in SPMF's Semi-Annual Report to Shareholders for the period ended April 30, 2005 (copies of which have been furnished to the SPSSF), fairly present the financial position of the Acquired Fund as of such date in conformity with generally accepted accounting principles applied on a consistent basis.

(f)  SPMF has the necessary corporate power and authority to conduct the Acquiring Fund's business as such business is now being conducted.

(g)  The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Subchapter M of the Code and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

(h)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of SPMF's Trustees, and by all necessary statutory trust action on the part of Acquiring Fund and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms subject to any required shareholder approval.

6.  Representations and Warranties by each Company on behalf its respective Fund.

The SPMF and SPSSF make the following representations and warranties about the Acquiring Fund and Acquired Fund respectively

(a)  The statement of assets and liabilities to be created by each Company for each respective Fund as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the net assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)  At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)  Except as may be disclosed in each Company's current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding or investigation of or before any court or governmental body pending or threatened against either of the Funds to the best of each Fund's knowledge.

(d)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

(e)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of each Company's Board of Directors, or Trustees, as applicable, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(f)  Each Company anticipates that consummation of this Plan will not cause either of the Funds to fail to comply with the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

(g)  SPMF and SPSSF each have the necessary corporate or statutory trust power and authority, as applicable, to conduct the business of the Acquiring Fund and Acquired Fund, respectively, as such business is now being conducted.

7.  Intentions of each Company on behalf of its respective Fund.

(a)  The Companies intend to operate each Fund's respective business as presently conducted between the date hereof and the Closing.

(b)  SPSSF intends that the Acquired Fund will not acquire the Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)  SPSSF on behalf of the Acquired Fund intends, if this Plan is consummated, to liquidate and dissolve the Acquired Fund.

(d)  The Companies intend that, by the Closing, each of the Fund's Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(e)  At the Closing, SPSSF on behalf of the Acquired Fund intends to have available a copy of the shareholder ledger accounts, certified by SPSSF's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Fund Shares as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)  SPSSF intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  SPMF intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder ("Registration Statements"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting of the Acquired Fund, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(h)  SPSSF intends to call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to use all reasonable efforts to obtain approval of the transactions contemplated hereby (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) under the 1940 Act).

(i)  SPSSF intends that it will, from time to time, as and when requested by SPMF, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action, as SPMF may deem necessary or desirable in order to vest in and confirm to Acquiring Fund title to and possession of all the net assets to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Plan.

(j)  SPSSF intends to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) thereunder) and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(k)  SPMF intends that it will, from time to time, as and when requested by SPSSF, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as SPSSF may deem necessary or desirable in order to (i) vest in and confirm to Acquired Fund title to and possession of all the Acquiring Fund Shares to be transferred to the shareholders of the Acquired Fund pursuant to this Plan; (ii) assume all of the liabilities of the Acquired Fund in accordance with this Plan; and (iii) otherwise to carry out the intent and purpose of this Plan.

8.  Conditions Precedent to be Fulfilled by the Companies on behalf of the Funds.

The consummation of the Plan with respect to the Acquiring Fund and the Acquired Fund shall be subject to the following conditions:

(a)  That: (i) all the representations and warranties contained herein concerning the Funds shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by the Companies on behalf of the Funds shall occur prior to the Closing; and (iii) the Companies shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Directors/Trustees of the SPMF and SPSSF on behalf of the Acquiring Fund and Acquired Fund, respectively.

(c)  That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially and adversely affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

(d)  That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)  That a distribution or distributions shall have been declared for each Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(f)  SPSSF shall have received on the Closing Date a favorable opinion from (i) DLA Piper Rudnick Gray Cary US LLP, special Maryland counsel to SPMF, with respect to items in this section that relate to matters of Maryland law, and (ii) Shearman & Sterling LLP, counsel to Acquiring Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  SPMF is a corporation duly incorporated and validly existing under the laws of the State of Maryland with power under its Charter, to the knowledge of such counsel, to own all of its properties and assets and to carry on its business as a registered investment company, and the Acquiring Fund has been duly established in accordance with the terms of SPMF's Charter as a separate series of SPMF;

(2)  This Plan has been duly authorized and executed by SPMF, on behalf of the Acquiring Fund and, when delivered, assuming due authorization, execution and delivery of the Plan by SPSSF on behalf of the Acquired Fund, will constitute a valid and legally binding obligation of SPMF and the Acquiring Fund, enforceable against the assets of the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan;

(3)  The Acquiring Fund Shares to be issued and distributed to the shareholders of the Acquired Fund under this Plan, assuming their due authorization and delivery as contemplated by this Plan, and upon delivery against transfer of the Acquired Fund's net assets, will be validly issued and fully paid and non-assessable, and, under the SPMF's Charter and the Maryland General Corporation Law, no shareholder of Acquiring Fund has any pre-emptive right to subscribe therefor or purchase such shares;

(4)  The execution and delivery of the Plan by SPMF did not and the performance of this Plan by SPMF of its obligations hereunder will not violate any provision of SPMF's Charter or By-Laws, or result in a default or a breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in SPMF's currently effective registration statement except where such violation, default or breach would not have a material adverse effect on the Acquiring Fund;

(5)  To the knowledge of such counsel, no consent, approval, authorization, filing or order of any governmental authority is required for the consummation by SPMF of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state Blue Sky or securities laws as to which such counsel may state that they express no opinion;

(6)  SPMF has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration;

(7)  Such counsel knows of no litigation or government proceeding instituted or threatened against SPMF, involving Acquiring Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of SPMF with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of SPMF.

(g)  SPMF shall have received on the Closing Date a favorable opinion from (1) Morris, Nichols, Arsht & Tunnell, special Delaware counsel to SPSSF, with respect to items in this section that relate to matters of Delaware law, and (ii) Shearman & Sterling LLP, counsel to Acquired Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  SPSSF is a statutory trust duly formed and validly existing under the laws of the state of Delaware with requisite statutory trust power under its Agreement and Declaration of Trust, to the knowledge of such counsel, to own all of its properties and assets and to carry on its business as described in its current prospectus and the Acquired Fund has been duly established in accordance with the terms of SPSSF's Agreement and Declaration of Trust as a separate series of SPSSF;

(2)  This Plan has been duly authorized and executed and delivered by SPSSF on behalf of the Acquired Fund and, when delivered, assuming due authorization, execution and delivery of the Plan by SPMF, on behalf of the Acquiring Fund, is and constitutes a valid and legally binding obligation of SPSSF and the Acquired Fund enforceable against the assets of the Acquired Fund, in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan;

(3)  The execution and delivery of the Plan did not and the performance of its obligations hereunder will not, violate any provision of SPSSF's Agreement and Declaration of Trust or result in a default or breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in SPSSF's currently effective registration statement except where such violation, default or breach would not have a material adverse effect on the Acquired Fund;

(4)  To the knowledge of such counsel, no consent, approval, authorization, filing or order of any governmental authority is required for the consummation by SPSSF of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state Blue Sky or securities laws as to which such counsel may state that they express no opinion;

(6)  Such counsel knows of no litigation or government proceeding instituted or threatened against SPSSF, involving the Acquired Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed;

(7)  SPSSF has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of SPSSF with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of SPSSF.

(h)  SPSSF and SPMF shall have received with respect to the Acquired Fund on or before the Closing Date, an opinion of Shearman & Sterling LLP, in form and substance satisfactory to SPSSF and SPMF, substantially to the effect that, for federal income tax purposes,

(1)  the transfer of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  in accordance with Section 361(a) of the Code, no gain or loss will be recognized by the Acquired Fund under Section 361(c)(1) of the Code as a result of the transfer of its assets solely in exchange for Acquiring Fund, if any, Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or on the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)  under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

(4)  in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt of Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

(5)  in accordance with Section 362(b) of the Code, the tax basis of the Acquiring Fund in the assets of the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)  in accordance with Section 358 of the Code, immediately after the consummation of the transactions contemplated by the Plan, the tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be equal, in the aggregate, to the tax basis of their shares of the Acquired Fund surrendered in exchange therefor;

(7)  in accordance with Section 1223 of the Code, the holding period for the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be determined by including the period for which such shareholder held their shares of the Acquired Fund exchanged therefor; provided, that the shares of the Acquired Fund Shares were held as capital assets for federal income tax purposes;

(8)  in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund acquired by it in accordance with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)  pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits and method of tax accounting.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of SPSSF and/or SPMF with regard to certain matters.

9.  Fees and Expenses.

(a)  Each Company represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b)  The expenses of entering into and carrying out the provisions of this Plan shall be borne by Prudential Investments LLC, or its affiliates.

10.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing or the Closing may be postponed by either Company on behalf of a Fund by resolution of the Board of Directors or Trustees, if circumstances develop that, in the opinion of either Board, make proceeding with the Plan inadvisable.

(b)  Either Company, on behalf of the applicable Fund, may at its option terminate this Plan at or prior to the Closing Date because of (i) a material breach by the other of any representation, warranty or covenant contained herein to be performed at or prior to the Closing Date; (ii) a condition herein expressed to be precedent to the obligations of either party not having been met and it reasonably appearing that it will not or cannot be met; or (iii) a mutual written agreement of the Companies.

(c)  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and neither SPMF, SPOF, the Acquiring Fund nor the Acquired Fund, nor the directors, trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the relevant Company's Board of Directors or Trustees if, in the judgment of such Board of Directors or Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)  The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with and be terminated by the Plan, and neither SPMF, SPSSF, nor either of their respective officers, directors, trustees, agents or shareholders nor either of the Funds nor their respective shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, trustee, agent or shareholder of either of the Funds or the Companies against any liability to the entity for which that officer, director, trustee, agent or shareholder so acts or to any of the Companies' shareholders to which that officer, director, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)  If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of SPMF or Trustees of SPSSF, on behalf of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless SPMF on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Headings; Counterparts.

(a)  The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

(b)  This Plan may be executed in any number of counterparts, each of which will be deemed an original.

12.  Agreement an Obligation Only of the Funds, and Enforceable Only Against Assets of the Funds.

Each Company acknowledges that it must look, and agrees that it shall look, solely to the assets of the Funds for the enforcement of any claims arising out of or based on the obligations of the Companies or Funds hereunder, and in particular that none of the assets of the Companies other than the portfolio assets of the Funds may be resorted to for the enforcement of any claim based on the obligations of the Funds hereunder.

13.  Entire Plan and Amendments; Survival of Warranties.

This Plan embodies the entire plan of SPMF and SPSSF, on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Plan may be amended, modified or supplemented only in writing by the parties, provided, however, that following the shareholder meeting called by SPSSF, on behalf of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be distributed to the Acquired Fund's shareholders under this Plan to the detriment of such shareholders without their further approval. Neither this Plan nor any interest herein may be assigned without the prior written consent of SPMF and SPSSF, on behalf of the Fund corresponding to the Fund making the assignment. This Plan shall bind and inure to the benefit of the parties and their respective successors and assigns, and no assignment or transfer hereof of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Plan. The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

14.  Notices.

Any notice, report, demand or other communication required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if hand delivered or mailed, first class postage prepaid, addressed to SPSSF at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary; and to SPMF at Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, Attention: Secretary.

15.  Governing Law.

This Plan shall be governed by and construed in accordance with the laws of the State of Maryland, provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

IN WITNESS WHEREOF, Strategic Partners Style Specific Funds, on behalf of Strategic Partners Small Capitalization Growth Fund and Strategic Partners Mutual Funds, Inc., on behalf of Strategic Partners Managed Small Cap Growth Fund Fund, have executed this Plan by their respective duly authorized officers, all as of the date and year first-above written.

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS on behalf of Strategic Partners Small Capitalization Growth Fund
Attest:	By:
Title:
STRATEGIC PARTNERS MUTUAL FUNDS, INC. on behalf of Strategic Partners Managed Small Cap Growth Fund
Attest:	By:
Title:

Exhibit C

PROSPECTUS DATED MARCH 1, 2005

The Prospectus for the Strategic Partners Small Cap Growth Opportunity Fund and the Strategic Partners Managed Small Cap Growth Fund of Strategic Partners Mutual Funds, Inc. (formerly known as American Skandia Advisor Funds, Inc.) dated March 1, 2005, is incorporated by reference into of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

C-1

Exhibit D

ANNUAL REPORT DATED OCTOBER 31, 2004

The Strategic Partners Mutual Funds, Inc. (formerly known as American Skandia Advisor Funds, Inc.) Annual Report to Shareholders for the fiscal year ended on October 31, 2004, is incorporated by reference into of this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

D-1

PROSPECTUS/PROXY STATEMENT
TABLE OF CONTENTS

Cover Page

3	Summary

3	The Proposal

3	Shareholder voting

4	Comparisons of Some Important Features of the Funds

4	The Investment Objective and Strategies of the Funds

4	Other Non-Fundamental Investment Policies of the Funds

5	Fundamental Investment Restrictions of the Funds

5	Risks of Investing in the Funds

6	Federal Income Tax Considerations

10	Management of the Company and the Funds

17	Distribution Plan

18	Valuation

21	Purchases, Redemptions, Exchanges and Distributions

22	Fees and expenses

40	Expense examples

44	Performance

47	Reasons for the Transaction

48	Information about the Transaction

48	Closing of the Transaction

48	Expenses of the Transaction

48	Tax Consequences of the Transaction

50	Characteristics of the Strategic Partners Managed Small Cap Fund shares

50	Capitalization of the Funds and Capitalization after the Transaction

55	Voting Information

55	Required vote

56	How to vote

56	Solicitation of voting instructions

57	Principal Holders of Shares

58	Additional Information about the Company and the Funds

59	Miscellaneous

59	Legal Matters

59	Independent Registered Public Accounting Firm

59	Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

59	Shareholder Proposals

61	Exhibits to Prospectus/Proxy Statement

A-1	Exhibit A – Plan of Reorganization for the Strategic Partners Small Cap Growth Opportunity Fund (attached)

B-1	Exhibit B – Plan of Reorganization for the Strategic Partners Small Capitalization Growth Fund (attached)

C-1	Exhibit C – Prospectus for the Strategic Partners Small Cap Growth Opportunity Fund and the Strategic Partners Managed Small Cap Fund dated March 1, 2005 (enclosed)

D-1	Exhibit D – Strategic Partners Mutual Funds, Inc. Annual Report to Shareholders for fiscal year ended October 31, 2004 (enclosed)

STATEMENT OF ADDITIONAL INFORMATION

FOR

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

Dated June 27, 2005

Acquisition of the Assets of
the Strategic Partners Small Cap Growth Opportunity Fund,
a series of Strategic Partners Mutual Funds, Inc.
and the Strategic Partners Small Capitalization Growth Fund,
a series of Strategic Partners Style Specifc Funds

By and in exchange for shares of the
the Strategic Partners Managed Small Cap Growth Fund,
a series of Strategic Partners Mutual Funds, Inc.

This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets  (each a Transaction) of the Strategic Partners Small Cap Growth Opportunity Fund (Opportunity Fund) and the Strategic Partners Small Capitalization Growth Fund (Growth Fund) for shares of the Strategic Partners Managed Small Cap Growth Fund (Managed Small Cap Fund). Opportunity Fund and Managed Small Cap Fund are each a series of Strategic Partners Mutual Funds, Inc. (SPMF) and Growth Fund is a series of Strategic Partners Style Specific Funds (Style Specific).

This SAI consists of this Cover Page, SPMF’s SAI dated March 1, 2004, and the pro forma financial statements for Opportunity Fund, Growth Fund and Managed Small Cap Fund after giving effect to the proposed Transactions.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated June 27, 2005, relating to the above-referenced Transactions.  You can request a copy of the Prospectus/Proxy Statement by calling 1-800-225-1852 or by writing to SPMF at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

The Securities and Exchange Commission (SEC) maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of SPMF and Style Specific, other materials incorporated by reference herein, and other information regarding the Funds, SPMF and Style Specific.

TABLE OF CONTENTS

S-2	Attachment to SAI
F-1	Pro Forma Financial Statements for the Transactions (unaudited)
F-2	Pro Forma Portfolio of Investments for the Opportunity Fund Transaction (unaudited)
F-11	Pro Forma Statement of Assets and Liabilities for the Opportunity Fund Transaction (unaudited)
F-13	Pro Forma Statement of Operations for the Opportunity Fund Transaction (unaudited)
F-14	Notes to the Pro Forma Financial Statements for the Opportunity Fund Transaction (unaudited)
F-16	Pro Forma Portfolio of Investments for the Growth Fund Transaction (unaudited)
F-26	Pro Forma Statement of Assets and Liabilities for the Growth Fund Transaction (unaudited)
F-28	Pro Forma Statement of Operations for the Growth Fund Transaction (unaudited)
F-29	Notes to the Pro Forma Financial Statements for the Growth Fund Transaction (unaudited)
F-31	Pro Forma Portfolio of Investments for the Transactions (unaudited)
F-40	Pro Forma Statement of Assets and Liabilities for the Transactions (unaudited)
F-42	Pro Forma Statement of Operations for the Transactions (unaudited)
F-43	Notes to the Pro Forma Financial Statements for the Transactions (unaudited)

ATTACHMENT TO SAI

The Strategic Partners Mutual Funds, Inc. SAI dated March 1, 2005, is incorporated by reference herein and is part of this SAI and will be provided to all shareholders requesting this SAI.

S-2

Pro Forma Financial Statements for the Transactions (unaudited)

The following tables set forth the pro forma Portfolio of Investments as of October 31, 2004 (unaudited), the pro forma Statements of Assets and Liabilities as of October 31, 2004 and the pro forma Statement of Operations for the (1) Strategic Partners Small Cap Growth Opportunity Fund (Opportunity Fund), as adjusted giving effect to the proposed reorganization with Strategic Partners Managed Small Cap Growth Fund (Managed Growth Fund) (the Opportunity Fund Transaction), (2) Strategic Partners Small Capitalization Growth Fund (Growth Fund), as adjusted giving effect to the proposed reorganization with SPMF (the Growth Fund Transaction) and (3) Opportunity Fund and Growth Fund, as adjusted giving effect to the proposed Opportunity Fund Transaction and the Growth Fund Transaction (collectively, the Transactions).  Opportunity Fund and Managed Growth Fund are each a series of Strategic Partners Mutual Funds, Inc. and Growth Fund is a series of Strategic Partners Style Specific Funds.

Pro Forma Portfolio of Investments for the Opportunity Fund Transaction

October 31, 2004

(Unaudited)

	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
LONG-TERM INVESTMENTS - 99.6%, 98.4%, 99.2%
COMMON STOCK
Advertising – 0.0%, 0.0%
Valueclick, Inc.*		1,700	1,700		$15,793	$15,793

Aerospace – 1.5%, 0.5%
Armor Holdings, Inc.*		1,100	1,100		40,722	40,722
Orbital Sciences Corp.*		26,800	26,800		277,380	277,380
Teledyne Technologies, Inc.*		12,900	12,900		329,853	329,853
					647,955	647,955
Airlines – 1.8%, 0.6%
ExpressJet Holdings, Inc.*		23,900	23,900		265,768	265,768
Pinnacle Airlines Corp.*		47,800	47,800		518,152	518,152
					783,920	783,920
Automobile Manufacturers – 0.5%, 0.2%
A.S.V., Inc.*		1,700	1,700		61,540	61,540
Monaco Coach Corp.		9,900	9,900		175,725	175,725
					237,265	237,265
Automotive Parts – 0.8%, 0.3%
Wabash National Corp.*		14,400	14,400		353,952	353,952

Broadcasting – 1.7%, 0.2%, 1.1%
Citadel Broadcasting Co.*	64,900		64,900	$944,295		944,295
Entravision Communications Corp. (Class “A” Stock)*	41,200		41,200	331,660		331,660
Radio One, Inc. (Class “D” Stock)*	8,200		8,200	120,458		120,458
Salem Communications Corp. (Class “A” Stock)*		3,400	3,400		85,000	85,000
				1,396,413	85,000	1,481,413
Building Materials – 0.2%, 0.3%, 0.3%
NCI Building Systems, Inc.*		4,300	4,300		138,245	138,245
Trex Co., Inc.*	4,700		4,700	188,564		188,564
				188,564	138,245	326,809
Business Services – 5.6%, 2.5%, 4.5%
Advisory Board Co. (The)*	100	5,100	5,200	3,258	166,158	169,416
CCC Information Services Group, Inc.*		4,400	4,400		80,608	80,608
Corporate Executive Board Co. (The)	14,900		14,900	948,385		948,385
CoStar Group, Inc.*		6,600	6,600		266,442	266,442
Hiedrick & Struggles International, Inc.*		1,200	1,200		34,362	34,362
Korn/Ferry International, Inc.*		2,800	2,800		48,720	48,720
LECG Corp.*	54,500		54,500	996,805		996,805
PDI, Inc.*		10,400	10,400		297,544	297,544
Phase Forward, Inc.*	47,800		47,800	352,764		352,764
Resources Connection, Inc.*	57,300		57,300	2,405,454		2,405,454
TeleTech Holdings, Inc.*(a)		7,500	7,500		75,000	75,000
Ventiv Health, Inc.*		8,700	8,700		150,510	150,510
				4,706,666	1,119,344	5,826,010

Pro Forma Portfolio of Investments for the Opportunity Fund Transaction

October 31, 2004

(Unaudited)

(continued)

	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Cable Television – 0.1%, 0.0%
Insight Communications Co., Inc. (Class “A” Stock)*		3,100	3,100		26,226	26,226

Chemicals – 1.2%, 0.4%
Georgia Gulf Corp.		11,200	11,200		507,024	507,024
The Mosaic Co.*		2,000	2,000		30,080	30,080
					537,104	537,104
Clothing & Apparel – 0.6%, 1.3%, 0.8%
Guess, Inc.*		5,900	5,900		98,530	98,530
J. Jill Group, Inc.*		22,800	22,800		400,824	400,824
Pacific Sunwear of California, Inc.*	21,900		21,900	513,336		513,336
Warnaco Group, Inc. (The)*		2,900	2,900		59,160	59,160
				513,336	558,514	1,071,850
Computer Hardware – 0.6%, 0.9%, 0.7%
Dot Hill Systems Corp.*		48,700	48,700		304,375	304,375
Mobility Electronics, Inc.*	68,900		68,900	483,678		483,678
Transact Technologies, Inc.*		4,300	4,300		107,586	107,586
				483,678	411,961	895,639
Computer Services & Software – 8.2%, 8.3%, 8.3%
@Road, Inc.*		8,400	8,400		52,920	52,920
Activision, Inc.*	44,600		44,600	645,808		645,808
ANSYS, Inc.*		15,200	15,200		419,520	419,520
Anteon International Corp.*	48,500		48,500	1,906,050		1,906,050
Aspen Technology, Inc.*		30,400	30,400		182,704	182,704
BEA Systems, Inc.*	66,000		66,000	535,920		535,920
CACI International, Inc. (Class “A” Stock)*	24,100		24,100	1,469,377		1,469,377
Cerner Corp.*(a)		10,000	10,000		451,499	451,499
Covansys Corp.*		3,400	3,400		39,168	39,168
Epicor Software Corp.*	40,700		40,700	625,559		625,559
FactSet Research Systems, Inc.		3,100	3,100		154,504	154,504
Hyperion Solutions Corp.*	18,600	9,100	27,700	746,418	365,183	1,111,601
Internet Security Systems, Inc.*		3,800	3,800		82,688	82,688
Kronos, Inc.*		7,500	7,500		367,875	367,875
Macrovision Corp.*		5,500	5,500		148,720	148,720
MatrixOne, Inc.*		8,000	8,000		45,600	45,600
Micros Systems, Inc.*		6,600	6,600		390,192	390,192
PC-TEL, Inc.*		7,600	7,600		58,596	58,596
Progress Software Corp.*		5,800	5,800		115,188	115,188
Quest Software, Inc.*	33,000		33,000	484,110		484,110
SS&C Technologies, Inc.		8,800	8,800		208,032	208,032
Sybase, Inc.*	31,300		31,300	495,479		495,479
THQ, Inc.*		7,200	7,200		136,080	136,080
Transaction Systems Architects, Inc. (Class “A” Stock)*		21,900	21,900		359,051	359,051
Websense, Inc.*		3,600	3,600		146,052	146,052
Wind River Systems, Inc.*		1,000	1,000		13,390	13,390
				6,908,721	3,736,962	10,645,683
Construction – 2.3%, 0.8%
Brookfield Homes Corp.		10,600	10,600		274,540	274,540
Cal Dive International, Inc.*		5,300	5,300		187,673	187,673
Champion Enterprises, Inc.*		33,500	33,500		364,815	364,815

Pro Forma Portfolio of Investments for the Opportunity Fund Transaction

October 31, 2004

(Unaudited)

(continued)

	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Dycom Industries, Inc.*		6,400	6,400		208,960	208,960
					1,035,988	1,035,988
Consumer Products & Services – 0.7%, 2.2%, 1.2%
Aaron Rents, Inc.	27,850		27,850	604,345		604,345
Coinstar, Inc.*		18,600	18,600		480,438	480,438
Nu Skin Enterprises, Inc. (Class “A” Stock)		25,500	25,500		493,170	493,170
				604,345	973,608	1,577,953
Containers & Packaging – 0.6%, 0.2%
Silgan Holdings, Inc.		5,200	5,200		246,766	246,766

Education – 0.8%
Strayer Education, Inc.		3,800	3,800		368,752	368,752

Electronic Components & Equipment – 4.5%, 3.0%, 4.0%
BEI Technologies, Inc.		12,000	12,000		358,680	358,680
Coherent, Inc.*		1,600	1,600		38,608	38,608
ESCO Technologies, Inc.*	14,800		14,800	1,033,040		1,033,040
Franklin Electric Co., Inc.		1,200	1,200		46,056	46,056
Harman International Industries, Inc.	18,800		18,800	2,259,384		2,259,384
II-VI, Inc.*		1,500	1,500		51,360	51,360
Littelfuse, Inc.*		14,000	14,000		456,680	456,680
Rayovac Corp.*		15,000	15,000		373,650	373,650
Teradyne, Inc.*	30,600		30,600	506,736		506,736
				3,799,160	1,325,034	5,124,194
Entertainment & Leisure – 8.5%, 2.7%, 6.5%
Alliance Gaming Corp.*		41,500	41,500		383,875	383,875
Argosy Gaming Co.*		5,100	5,100		201,909	201,909
Boyd Gaming Corp.(a)	61,300		61,300	2,052,937		2,052,937
Pinnacle Entertainment, Inc.*	105,800		105,800	1,555,260		1,555,260
RC2 Corp.*		3,400	3,400		94,724	94,724
Shuffle Master, Inc.*(a)	21,300		21,300	896,517		896,517
Station Casinos, Inc.	30,600		30,600	1,559,070		1,559,070
Winnebago Industries, Inc.		16,000	16,000		502,400	502,400
WMS Industries, Inc.*(a)	36,600		36,600	1,070,550		1,070,550
				7,134,334	1,182,908	8,317,242
Environmental Services – 0.7%, 0.3%
Casella Waste Systems, Inc.*		15,800	15,800		196,236	196,236
Waste Connections, Inc.*		4,000	4,000		126,080	126,080
					322,316	322,316
Financial - Bank & Trust – 4.5%, 5.7%, 4.9%
Accredited Home Lenders Holding Co.*(a)		10,600	10,600		382,448	382,448
Bank Of The Ozarks, Inc.		11,900	11,900		384,191	384,191
Cathay Bancorp, Inc.		5,000	5,000		197,000	197,000
CVB Financial Corp.		5,920	5,920		146,816	146,816
East West Bancorp, Inc.	18,800	7,100	25,900	752,752	284,284	1,037,036
First Bancorp.		1,000	1,000		54,530	54,530
Hanmi Financial Corp.		7,200	7,200		218,736	218,736
Oriental Financial Group, Inc.		7,687	7,687		217,773	217,773
R&G Financial Corp. (Class “B” Stock)		4,600	4,600		173,052	173,052
Silicon Valley Bancshares*(a)		5,300	5,300		212,053	212,053
Southwest Bancorporation of Texas, Inc.	62,500		62,500	1,465,000		1,465,000

Pro Forma Portfolio of Investments for the Opportunity Fund Transaction

October 31, 2004

(Unaudited)

(continued)

	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Texas Regional Bancshares, Inc. (Class “A” Stock)		1,950	1,950		62,264	62,264
UCBH Holdings, Inc.	36,200		36,200	1,559,858		1,559,858
Westamerica Bancorp		1,800	1,800		102,942	102,942
Wintrust Financial Corp.		1,900	1,900		108,300	108,300
				3,777,610	2,544,389	6,321,999
Financial Services – 5.4%, 1.3%, 4.0%
Affiliated Managers Group, Inc.*(a)	38,800		38,800	2,166,592		2,166,592
Capital Source, Inc.*(a)	62,200		62,200	1,393,280		1,393,280
Collegiate Funding Services*	54,900		54,900	678,015		678,015
Nelnet, Inc. (Class “A” Stock)*	16,600		16,600	322,206		322,206
Education Lending Group, Inc.*		8,000	8,000		127,320	127,320
Euronet Worldwide, Inc.*		11,500	11,500		263,580	263,580
PrivateBancorp, Inc.		4,400	4,400		142,340	142,340
Univest Corporation of Pennsylvania		1,600	1,600		64,240	64,240
				4,560,093	597,480	5,157,573
Food – 0.2%, 0.1%
Wild Oats Markets, Inc.*		14,200	14,200		86,336	86,336

Healthcare Services – 10.0%, 5.0%, 8.3%
Amedisys, Inc.*		15,500	15,500		468,565	468,565
America Service Group, Inc.*		6,000	6,000		214,620	214,620
AmSurg Corp.*	53,600		53,600	1,253,704		1,253,704
Apria Healthcare Group, Inc.*		2,100	2,100		57,456	57,456
Centene Corp.*		3,800	3,800		180,234	180,234
Community Health Systems, Inc.*	54,600		54,600	1,464,372		1,464,372
Cooper Companies, Inc. (The)(a)	13,000		13,000	914,550		914,550
deCODE genetics, Inc.*		28,400	28,400		198,800	198,800
First Health Group Corp.*		8,000	8,000		127,360	127,360
Healthcare Services Group, Inc.		2,800	2,800		51,884	51,884
LifePoint Hospitals, Inc.*	49,000		49,000	1,588,580		1,588,580
Magellan Health Services, Inc.*		12,100	12,100		452,540	452,540
Pediatrix Medical Group, Inc.*		5,600	5,600		315,000	315,000
Psychiatric Solutions, Inc.*	56,200		56,200	1,430,290		1,430,290
Sierra Health Services, Inc.*		3,300	3,300		157,476	157,476
United Surgical Partners International, Inc.*	51,900		51,900	1,817,019		1,817,019
				8,468,515	2,223,935	10,692,450
Industrial Products – 1.0%, 0.4%
Actuant Corp.*		2,200	2,200		87,274	87,274
Acuity Brands, Inc.		1,600	1,600		42,448	42,448
Brady Corp. (Class “A” Stock)		6,000	6,000		325,380	325,380
					455,102	455,102
Insurance – 1.1%, 0.5%, 0.9%
Bristol West Holdings, Inc.	52,500		52,500	903,000		903,000
Philadelphia Consolidated Holdings Corp.*		2,800	2,800		162,344	162,344
Zenith National Insurance Corp.(a)		2,000	2,000		82,140	82,140
				903,000	244,484	1,147,484
Internet Services – 6.2%, 5.5%, 5.9%
Ask Jeeves, Inc.*(a)	106,100		106,100	2,735,258		2,735,258
Autobytel, Inc.*	189,800		189,800	1,321,008		1,321,008
Avocent Corp.*	15,900		15,900	566,040		566,040
CNET Networks, Inc.*		19,500	19,500		159,315	159,315

Pro Forma Portfolio of Investments for the Opportunity Fund Transaction

October 31, 2004

(Unaudited)

(continued)

	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Digi International, Inc.*		20,400	20,400		279,276	279,276
Digital Insight Corp.*		2,200	2,200		34,452	34,452
Digital River, Inc.*		3,800	3,800		126,540	126,540
EarthLink, Inc.*(a)		23,600	23,600		243,788	243,788
eResearch Technology, Inc.*		25,300	25,300		295,757	295,757
eSPEED, Inc. (Class “A” Stock)*		8,300	8,300		81,755	81,755
F5 Networks, Inc.*		7,300	7,300		291,635	291,635
Harris Interactive, Inc.*		4,200	4,200		28,560	28,560
InfoSpace, Inc.*(a)		3,100	3,100		162,750	162,750
j2 Global Communications, Inc.*		1,700	1,700		51,255	51,255
Jupitermedia Corp.*	29,090		29,090	577,000		577,000
NetRatings, Inc.*		4,500	4,500		84,870	84,870
Openwave Systems, Inc.*		7,600	7,600		89,452	89,452
Priceline.com, Inc.*(a)		4,200	4,200		83,748	83,748
ProQuest Co.*		2,300	2,300		59,938	59,938
RSA Security, Inc.*(a)		8,500	8,500		173,910	173,910
S1 Corp.*		5,300	5,300		49,767	49,767
Stamps.com, Inc.*		1,500	1,500		20,820	20,820
WebEx Communications, Inc.*		7,100	7,100		156,200	156,200
				5,199,306	2,473,788	7,673,094
Machinery & Equipment – 3.5%, 1.2%
Cognex Corp.		10,400	10,400		266,240	266,240
Lincoln Electric Holdings, Inc.		7,100	7,100		236,998	236,998
Manitowoc Co., Inc. (The)		6,100	6,100		215,330	215,330
Maverick Tube Corp.*		17,000	17,000		448,290	448,290
Terex Corp.*(a)		10,500	10,500		399,000	399,000
					1,565,858	1,565,858
Medical Supplies & Equipment – 9.7%, 7.6%, 9.0%
Advanced Medical Optics, Inc.*(a)	34,600	9,100	43,700	1,352,860	355,810	1,708,670
Align Technology, Inc.*		13,500	13,500		140,063	140,063
American Medical Systems Holdings, Inc.*		4,100	4,100		152,110	152,110
Animas Corp.*	38,700			552,249		552,249
Biosite, Inc.*(a)		7,300	7,300		356,313	356,313
Cutera, Inc.*	56,550			610,740		610,740
Cyberonics, Inc.*(a)	19,700			369,769		369,769
Cypress Bioscience, Inc.*		18,100	18,100		190,231	190,231
Encore Medical Corp.*		10,200	10,200		52,377	52,377
Haemonetics Corp.*		5,200	5,200		170,820	170,820
Immucor, Inc.*		9,100	9,100		280,735	280,735
Inamed Corp.*	25,100		25,100	1,334,065		1,334,065
Integra LifeSciences Holdings Corp.*(a)		10,200	10,200		327,216	327,216
Invitrogen Corp.*(a)	15,900		15,900	920,610		920,610
Kensey Nash Corp.*		400	400		11,440	11,440
LCA-Vision, Inc.	30,600		30,600	900,099		900,099
Lifeline Systems, Inc.*		3,900	3,900		93,795	93,795
Martek Biosciences Corp.*(a)	24,100		24,100	1,134,050		1,134,050
Mentor Corp.(a)		8,000	8,000		278,400	278,400
Protein Design Labs, Inc.*	28,700		28,700	549,605		549,605
Serologicals Corp.*		2,800	2,800		66,220	66,220
Third Wave Technologies*		36,300	36,300		278,784	278,784
Ventana Medical Systems, Inc.*		9,300	9,300		503,315	503,315

Pro Forma Portfolio of Investments for the Opportunity Fund Transaction

October 31, 2004

(Unaudited)

(continued)

	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
West Pharmaceutical Services, Inc.		6,200	6,200		142,042	142,042
Wright Medical Group, Inc.*	18,200		18,200	470,106		470,106
				8,194,153	3,399,671	11,593,824
Metals & Mining – 1.8%, 2.2%, 2.0%
Arch Coal, Inc.	18,600		18,600	604,872		604,872
Century Aluminum Co.*		14,100	14,100		326,274	326,274
CONSOL Energy, Inc.	26,500		26,500	938,100		938,100
Matthews International Corp. (Class “A” Stock)		5,600	5,600		187,628	187,628
Steel Dynamics, Inc.		14,200	14,200		471,440	471,440
				1,542,972	985,342	2,528,314
Oil & Gas – 3.0%, 5.1%, 3.7%
Cabot Oil & Gas Corp.		10,500	10,500		444,255	444,255
Comstock Resources, Inc.*		3,200	3,200		70,400	70,400
Denbury Resources, Inc.*		21,200	21,200		525,760	525,760
KCS Energy, Inc.*		21,400	21,400		291,254	291,254
Magnum Hunter Resources, Inc.*		26,200	26,200		317,020	317,020
Newpark Resources, Inc.*	150,300		150,300	816,129		816,129
Patterson-UTI Energy, Inc.(a)	33,100		33,100	636,513		636,513
Pride International, Inc.*	58,900		58,900	1,088,472		1,088,472
Stone Energy Corp.*		10,100	10,100		415,817	415,817
Veritas DGC, Inc.*		9,500	9,500		200,450	200,450
				2,541,114	2,264,956	4,806,070

Personal Services – 1.5%, 1.0%
Laureate Education, Inc.*	33,100		33,100	1,298,182		1,298,182

Pharmaceuticals – 4.6%, 7.5%, 5.6%
Abgenix, Inc.*	62,000		62,000	564,820		564,820
Alkermes, Inc.*	79,100		79,100	978,467		978,467
ARIAD Pharmaceuticals, Inc.*		44,500	44,500		252,315	252,315
Bone Care International, Inc.*		5,900	5,900		135,494	135,494
Covance, Inc.*	25,700		25,700	1,020,804		1,020,804
Enzon Pharmaceuticals, Inc.*		22,900	22,900		370,293	370,293
First Horizon Pharmaceutical Corp.*		11,000	11,000		270,380	270,380
ICOS Corp.*(a)	38,300		38,300	862,516		862,516
Impax Laboratories, Inc.*		6,500	6,500		95,940	95,940
Kos Pharmaceuticals, Inc.*(a)		9,200	9,200		328,440	328,440
Kosan Biosciences, Inc.*		12,000	12,000		75,000	75,000
Ligand Pharmaceuticals, Inc. (Class “B” Stock)*(a)		10,300	10,300		91,825	91,825
MGI Pharma, Inc.*	15,400		15,400	410,718		410,718
Nabi Biopharmaceuticals*		3,500	3,500		48,475	48,475
Noven Pharmaceuticals, Inc.*		15,100	15,100		340,505	340,505
Perrigo Co.		22,600	22,600		410,868	410,868
Priority Healthcare Corp. (Class “B” Stock)*		2,700	2,700		48,762	48,762
Salix Pharmaceuticals Ltd.*		18,200	18,200		291,746	291,746
SFBC International, Inc.*		4,200	4,200		116,802	116,802
United Therapeutics Corp.*		1,000	1,000		31,260	31,260
Valeant Pharmaceuticals International		17,900	17,900		429,599	429,599
				3,837,325	3,337,704	7,175,029
Printing & Publishing – 1.2%, 0.4%
Consolidated Graphics, Inc.*		10,400	10,400		444,080	444,080

Pro Forma Portfolio of Investments for the Opportunity Fund Transaction

October 31, 2004

(Unaudited)

(continued)

	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Nelson, (Thomas), Inc.		4,300	4,300		95,202	95,202
					539,282	539,282
Real Estate – 1.2%, 0.4%
Alexandria Real Estate Equities, Inc. [REIT]		1,600	1,600		105,680	105,680
Essex Property Trust, Inc. [REIT](a)		1,700	1,700		133,382	133,382
New Century Financial Corp. [REIT](a)		1,900	1,900		104,785	104,785
Novastar Financial, Inc.[REIT](a)		1,800	1,800		77,904	77,904
Washington Real Estate Investment Trust [REIT]		4,100	4,100		128,945	128,945
					550,696	550,696
Restaurants – 0.8%, 2.3%, 1.3%
CEC Entertainment, Inc.*		15,550	15,550		591,211	591,211
CKE Restaurants, Inc.*(a)		34,400	34,400		415,208	415,208
RARE Hospitality International, Inc.*	24,100		24,100	667,811		667,811
				667,811	1,006,419	1,674,230
Retail & Merchandising – 3.6%, 5.7%, 4.3%
Aeropostale, Inc.*	21,300	15,600	36,900	672,015	492,180	1,164,195
Charlotte Russe Holding, Inc.*		20,900	20,900		276,089	276,089
Children’s Place Retail Stores, Inc. (The)*		13,500	13,500		416,745	416,745
Cost Plus, Inc.*(a)	26,900		26,900	868,870		868,870
Genesco, Inc.*		7,500	7,500		192,000	192,000
Guitar Center, Inc.*	15,100		15,100	673,913		673,913
Gymboree Corp.*		33,700	33,700		407,770	407,770
Select Comfort Corp.*		10,900	10,900		186,608	186,608
Stein Mart, Inc.*		28,800	28,800		478,656	478,656
The Pantry, Inc.*		2,800	2,800		64,372	64,372
Tractor Supply Co.*		700	700		25,396	25,396
West Marine, Inc.*	32,000		32,000	784,960		784,960
				2,999,758	2,539,816	5,539,574
Semiconductors – 7.8%, 6.5%, 7.3%
Axcelis Technologies, Inc.*		7,400	7,400		63,640	63,640
ATMI, Inc.*	25,600		25,600	597,760		597,760
Cirrus Logic, Inc.*		45,300	45,300		228,765	228,765
Cymer, Inc.*	22,900		22,900	653,108		653,108
Genesis Microchip, Inc. (Canada)*	40,100		40,100	568,217		568,217
Helix Technology Corp.	40,000		40,000	561,600		561,600
Integrated Device Technology, Inc.*(a)		33,800	33,800		399,516	399,516
Lam Research Corp.*	11,900		11,900	309,757		309,757
Mattson Technology, Inc.*	48,600		48,600	407,754		407,754
Micrel, Inc.*	48,300	34,200	82,500	542,409	384,066	926,475
Microsemi Corp.*	48,700	22,700	71,400	756,798	352,758	1,109,556
NVIDIA Corp.*	41,600		41,600	601,952		601,952
O2Micro International Ltd.*	49,400		49,400	600,704		600,704
ON Semiconductor Corp.*		76,100	76,100		273,960	273,960
Pixelworks, Inc.*		9,500	9,500		107,255	107,255
Power Integrations, Inc.*	34,200		34,200	731,880		731,880
Silicon Image, Inc.*		24,600	24,600		337,020	337,020
Silicon Laboratories, Inc.*	8,600		8,600	257,742		257,742
Skyworks Solutions, Inc.*		32,000	32,000		284,480	284,480
Standard Microsystems Corp.*		20,200	20,200		444,804	444,804
				6,589,681	2,876,264	9,465,945

Pro Forma Portfolio of Investments for the Opportunity Fund Transaction

October 31, 2004

(Unaudited)

(continued)

	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Telecommunications – 9.0%, 3.8%, 7.2%
Aeroflex, Inc.*	54,900		54,900	609,390		609,390
Alamosa Holdings, Inc.*(a)		23,900	23,900		239,837	239,837
American Tower Corp. (Class “A” Stock)*	140,400		140,400	2,413,476		2,413,476
Anaren, Inc.*	54,400		54,400	666,128		666,128
Andrew Corp.*	41,500		41,500	580,170		580,170
Aspect Communications Corp.*		22,500	22,500		214,088	214,088
C-COR, Inc.*		31,500	31,500		236,880	236,880
Commscope, Inc.*		4,655	4,655		83,837	83,837
Ditech Communications Corp.*		700	700		16,058	16,058
Golden Telecom, Inc.(a)		5,400	5,400		153,846	153,846
InterDigital Communications Corp.*		22,800	22,800		362,519	362,519
Polycom, Inc.*	95,900		95,900	1,980,335		1,980,335
Ptek Holdings, Inc.*		36,000	36,000		358,560	358,560
RF Micro Devices, Inc.*		5,300	5,300		34,503	34,503
Scientific-Atlanta, Inc.	23,600		23,600	646,404		646,404
Western Wireless Corp. (Class “A” Stock)*(a)	23,500		23,500	684,790		684,790
				7,580,693	1,700,128	9,280,821
Transportation – 0.9%, 0.3%
Kirby Corp.*		6,400	6,400		268,800	268,800
SCS Transportation, Inc.*		6,200	6,200		112,034	112,034
					380,834	380,834
TOTAL COMMON STOCK (Cost $80,343,659, $41,834,890, $122,178,549)				83,895,430	43,880,097	127,775,527

	PAR (000)	PAR (000)	PAR (000)
SHORT-TERM INVESTMENTS – 11.3%, 11.0%, 11.2%
Certificates of Deposit – 1.5%, 0.6%, 1.2%
Banco Santander PR 1.815%, 11/08/04(b)(c)	145		145	144,567		144,567
Canadian Imperial Bank of Commerce 1.72%, 05/25/05(b)	827		827	827,020		827,020
CS First Boston 1.79%, 11/10/04(b)	192		192	192,104		192,104
Eurohypo AG 1.88%, 11/22/04(b)	60	266	326	59,761	265,936	325,697
				1,223,452	265,936	1,489,388
Corporate Obligations – 2.7%, 3.2%, 2.9%
Merrill Lynch & Co., Inc. 2.005%, 11/01/04(b)(c)	268	121	389	268,145	121,120	389,265
Morgan Stanley 1.955%, 11/01/04(b)(c)	564		564	563,576		563,576
Natexis Banque NY 1.975%, 11/01/04(b)(c)	560	1,095	1,655	559,533	1,094,742	1,654,275
Societe Generale 1.95%, 11/01/04(b)(c)	844		844	843,773		843,773
Swedbank NY 1.83%, 11/15/04(b)(c)	72	204	276	71,600	204,065	275,665
				2,306,627	1,419,927	3,726,554
Time Deposit – 0.3%, 0.3%, 0.2%
Citibank 1.76%, 11/01/04(b)	211	142	353	211,253	141,657	352,910

Pro Forma Portfolio of Investments for the Opportunity Fund Transaction

October 31, 2004

(Unaudited)

(continued)

	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
U.S. Government Agency Obligations – 0.1%, 0.0%
U.S. Treasury Bills 1.87%, 01/27/05(k)(n)		50	50		49,774	49,774

	SHARES	SHARES	SHARES
Non-Registered Investment Company – 6.8%, 6.8%, 6.9%
BlackRock Institutional Money Market Trust(b)(j)	5,799,953	3,032,787	8,832,740	5,799,953	3,032,787	8,832,740

TOTAL SHORT-TERM INVESTMENTS (Cost $9,541,285, $4,910,081, $14,451,366)				9,541,285	4,910,081	14,451,366
Total Investments — 110.9%, 109.4%, 110.4% (Cost $89,884,944, $46,744,971, $136,629,915)				93,436,715	48,790,178	142,226,893
Liabilities in Excess of Other Assets — (10.9%), (9.4%), (10.4%)				(9,199,963)	(4,199,357)	(13,399,320)
Net Assets — 100.0%, 100.0%, 100.0%				$84,236,752	$44,590,821	$128,827,573

Please note that none of the investments are expected to be sold as a result of the merger

* Non-Income producing security.

(a) Portion of securities on loan with an aggregate market value of $4,675,125 for Managed Growth Fund: cash collateral of $4,930,307 for Managed Growth Fund (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b) Represents security purchased with collateral for securities on loan.

(c) Indicates a variable rate security. The maturity date presented for these investments is the next date on which the rate of interest is adjusted.

(j) Security available to institutional investors only.

(k) Securities or portion thereof with an aggregate market value of $49,774 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2004 for Managed Fund:

Number of Contracts	Type	Expiration	Value at Trade Date	Value at 10/31/2004	Unrealized Appreciation
Long Position:
2	Russell 2000	Dec 04	$578,712	$584,500	$5,788

(n) Rates shown are the effective yields at purchase date.

None of the investments must be sold as a result of the Opportunity Fund Transaction.

PRO FORMA FINANCIAL STATEMENTS FOR THE TRANSACTION (UNAUDITED)

The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities and Portfolio of Investments as of October 31, 2004 for Strategic Partners Small Cap Growth Opportunity Fund and Strategic Partners Managed Small Cap Growth Fund, as adjusted, giving effect to the Transaction.

Pro Forma Statements of Assets and Liabilities for the Opportunity Fund Transaction (unaudited) October 31, 2004

	OPPORTUNITY FUND	MANAGED GROWTH FUND	ADJUSTMENTS	MANAGED GROWTH FUND PRO FORMA COMBINED
ASSETS:
Investments at Value (A), Including Securities on Loan (B)	$93,436,715	$48,790,178		$142,226,893
Cash	—	827,662		827,662
Receivable For:
Securities Sold	6,518,684	—		6,518,684
Dividends and Interest	4,690	5,805		10,495
Fund Shares Sold	98,368	17,957		116,325
Receivable from Investment Manager	55,032	54,649		109,681
Prepaid Expenses	16,264	31,874		48,138
Total Assets	100,129,753	49,728,125		149,857,878

LIABILITIES:
Payable to custodian	262,054	—		262,054
Payable to Broker for Collateral for Securities on Loan	9,541,285	4,860,307		14,401,592
Payable For:
Securities Purchased	5,529,535	631		5,530,166
Fund Shares Redeemed	282,898	89,358		372,256
Futures Variation Margin	—	500		500
Distribution Fees	61,566	32,099		93,665
Deferred Directors’ Fees	6,487	1,887		8,374
Accrued Expenses and Other Liabilities	209,176	152,522		361,698
Total Liabilities	15,893,001	5,137,304		21,030,305
Net Assets	$84,236,752	$44,590,821		$128,827,573

Components of Net Assets

Common Stock, at $0.001 Par Value	$9,092	$8,909		$18,001
Paid-In Capital in Excess of Par	205,852,607	77,050,717		282,903,324
	205,861,699	77,059,626		282,921,325
Undistributed Net Investment Income (Loss)	(6,487)	(1,887)		(8,374)
Accumulated Net Realized Gain (Loss) on Investments	(125,170,231)	(34,517,913)		(159,688,144)
Net Unrealized Appreciation (Depreciation) on Investments	3,551,771	2,050,995		5,602,766
Net Assets	$84,236,752	$44,590,821		$128,827,573

(A) Investments at Cost	$89,884,944	$46,744,971		$136,629,915
(B) Securities on Loan at Value	$9,248,968	$4,676,125		$13,925,093

See Notes to Financial Statements

Pro Forma Statements of Assets and Liabilities for the Opportunity Fund Transaction October 31, 2004 (unaudited)

(continued)

		OPPORTUNITY FUND	MANAGED GROWTH FUND	ADJUSTMENTS		MANAGED GROWTH FUND PRO FORMA COMBINED
NET ASSET VALUE:
Class A:	Net Assets	$3,449,689	$2,062,501			5,512,190
	Shares Outstanding	341,350	402,883	332,367	(a)	1,076,600
	Net Asset Value and Redemption Price Per Share	$10.11	$5.12			5.12
	Maximum Sales Charge	5.50%	5.50%			5.50%
	Offering Price Per Share*	$10.70	$5.42			5.42
Class B:	Net Assets	$394,250	$279,732			673,982
	Shares Outstanding	40,578	56,691	39,441	(a)	136,710
	Net Asset Value, Offering and Redemption Price Per Share	$9.72	$4.93			4.93
Class C:	Net Assets	$14,426,277	$8,516,178			22,942,455
	Shares Outstanding	1,485,706	1,712,342	1,418,140	(a)	4,616,188
	Net Asset Value, Offering and Redemption Price Per Share	$9.71	$4.97			4.97
Class L:	Net Assets	$17,631,525	$10,548,798			28,180,323
	Shares Outstanding	1,753,264	2,071,426	1,711,719	(a)	5,536,409
	Net Asset Value and Redemption Price Per Share	$10.06	$5.09			5.09
Class M:	Net Assets	$38,531,312	$19,447,860			57,979,172
	Shares Outstanding	3,969,722	3,914,410	3,781,697	(a)	11,665,829
	Net Asset Value and Redemption Price Per Share	$9.71	$4.97			4.97
Class X:	Net Assets	$9,803,699	$3,735,752			13,539,451
	Shares Outstanding	1,010,234	750,427	958,104	(a)	2,718,765
	Net Asset Value, Offering and Redemption Price Per Share	$9.70	$4.98			4.98

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

(a) Reflects the change in shares of the Opportunity Fund upon conversion into Managed Growth Fund.

PRO FORMA STATEMENTS OF OPERATIONS for the OPPORTUNITY FUND Transaction

For the Year Ended October 31, 2004

(unaudited)

	OPPORTUNITY FUND	MANAGED GROWTH FUND	ADJUSTMENTS		MANAGED GROWTH FUND PRO FORMA COMBINED
INVESTMENT INCOME:
Interest	$19,964	$6,146			$26,110
Dividends	309,067	166,091			475,158
Income from Securities Loaned, Net	20,999	15,943			36,942
Foreign Taxes Withheld	(32)	(611)			(643)
Total Income	349,998	187,569			537,567

EXPENSES:
Advisory Fees	987,219	487,313	70,852	(a)	1,545,384
Distribution Fees - Class A	3,368	1,381			4,749
Distribution Fees - Class B	1,171	818			1,989
Distribution Fees - Class C	201,322	107,764			309,086
Distribution Fees - Class L	124,142	65,951			190,093
Distribution Fees - Class M	507,430	223,920			731,350
Distribution Fees - Class X	125,376	43,051			168,427
Transfer Agent’s Fees and Expenses	655,000	382,000			1,037,000
Administration and Accounting Fees	97,000	58,000	(5,000	)(b)	150,000
Custodian Fees and Expenses	35,000	25,000			60,000
Audit and Legal Fees	42,000	32,000	(39,000	)(b)	35,000
Directors’ Fees	10,000	9,000	(10,000	)(b)	9,000
Registration Fees	45,000	38,000	(23,000	)(b)	60,000
Interest Expense	598	—			598
Reports to Shareholders	70,000	37,000	(37,000	)(b)	70,000
Miscellaneous	13,362	16,755	(10,117	)(b)	20,000
Total Expenses	2,917,988	1,527,953	(53,265)		4,392,676
Less: Advisory Fee Waivers and Expense Reimbursements	(528,594)	(366,973)	17,138	(c)	(878,429)
Net Expenses	2,389,394	1,160,980			3,514,247

Net Investment Income (Loss)	(2,039,396)	(973,411)			(2,976,680)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	19,673,756	7,889,041			27,562,797
Futures	—	60,845			60,845
	19,673,756	7,949,886			27,623,642
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(33,407,467)	(6,744,174)			(40,151,641)
Futures	—	(13,263)			(13,263)
	(33,407,467)	(6,757,437)			(40,164,904)

Net Gain (Loss) on Investments and Foreign Currencies	(13,733,711)	1,192,449			(12,541,262)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,773,107)	$219,038			$(15,517,942)

(a) Reflects adjustments to advisory fees and distribution fees based on the surviving Fund’s fee schedule.

(b) Reflects the elimination of duplicate services or fees.

(c) Reflects adjustments to advisory fee waivers and expense reimbursements to have Proforma combined at the expense cap of Strategic Partners Small Cap Growth Opportunity Fund of 1.30% excluding distribution fees.

Notes to Pro-Forma Financial Statements for the Opportunity Fund Transaction

(unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at October 31, 2004 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the year ended October 31, 2004, reflect the accounts of Strategic Partners Managed Small Cap Growth Fund and Strategic Partners Small Cap Growth Opportunity Fund, each a “Fund.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Strategic Partners Small Cap Growth Opportunity Fund in exchange for shares in Strategic Partners Managed Small Cap Growth Fund.  The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.              Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, L, M, and X shares of Strategic Partners Managed Small Cap Growth Fund, which would have been issued on October 31, 2004, in connection with the proposed reorganization.  Shareholders of Strategic Partners Small Cap Opportunity Fund would become shareholders of Strategic Partners Managed Small Cap Growth Fund, receiving shares of Strategic Partners Managed Small Cap Growth Fund equal to the value of their holdings in Strategic Partners Small Cap Growth Opportunity Fund. The amount of additional shares assumed to be issued has been calculated based on the October 31, 2004 total net assets of Strategic Partners Small Cap Growth Opportunity Fund and the net asset value per share of Strategic Partners Managed Small Cap Growth Fund, as follows:

Strategic Partners Managed Small Cap Growth Fund Additional Total Shares Issued		Opportunity Fund Net Assets 10/31/04	Managed Growth Fund Net Asset Value Per Share 10/31/04
Class A	673,717	$3,449,689	$5.12
Class B	80,019	$394,250	$4.93
Class C	2,903,846	$14,426,277	$4.97
Class L	3,464,983	$17,631,525	$5.09
Class M	7,751,419	$38,531,212	$4.97
Class X	1,968,338	$9,803,699	$4.98

3.            Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for

Strategic Partners Managed Small Cap Growth Fund at the combined level of average net assets for the year ended October 31, 2004.

4.              Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the co-managers, in consultation with the subadviser; believe the primary market to be over-the-counter are valued by an independent agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with procedures approved by the Board of Directors. Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation. Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

The Funds’ valuation policies are substantially identical and there are no differences in the terms of how each Fund values its Portfolio Securities.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.              Taxes – For federal income tax purposes, each fund in the Company is treated as a separate taxpaying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Strategic Partners Small Cap Growth Opportunity Fund had a capital loss carry forward of $124,280,393 and Strategic Partners Managed Small Cap Growth Fund had a capital loss carry forward of $34,255,313 as of October 31, 2004. The future utilization of the acquired or the Strategic Partners Managed Small Cap Growth Fund capital loss carry forwards, depending on the Funds net asset value on the date the Transaction is effective, may be limited under certain conditions defined in the Internal Revenue Code as a result of the Transaction.

Pro Forma Portfolio of Investments for the Growth Fund Transaction

October 31, 2004

(unaudited)

	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
LONG–TERM INVESTMENTS – 94.5%, 98.4%, 97.3%
COMMON STOCK
Advertising – 0.0%, 0.0%
Valueclick, Inc.*		1,700	1,700		$15,793	$15,793

Aerospace – 2.3%, 1.5%, 1.7%
Applied Signal Technology, Inc.	3,630		3,630	$109,953		109,953
Armor Holdings, Inc.*		1,100	1,100		40,722	40,722
Ceradyne, Inc.*	1,880		1,880	80,633		80,633
DRS Technologies, Inc.*	3,200		3,200	115,904		115,904
Engineered Support Systems, Inc.	3,210		3,210	154,208		154,208
Orbital Sciences Corp.*		26,800	26,800		277,380	277,380
Teledyne Technologies, Inc.*		12,900	12,900		329,853	329,853
				460,698	647,955	1,108,653
Airlines – 1.8%, 1.2%
ExpressJet Holdings, Inc.*		23,900	23,900		265,768	265,768
Pinnacle Airlines Corp.*		47,800	47,800		518,152	518,152
					783,920	783,920
Automobile Manufacturers – 0.9%, 0.5%, 0.6%
A.S.V., Inc.*		1,700	1,700		61,540	61,540
Monaco Coach Corp.	3,444	9,900	13,344	61,131	175,725	236,856
Winnebago Industries, Inc.	3,512		3,512	110,277		110,277
				171,408	237,265	408,673
Automotive Parts – 0.8%, 0.5%
Wabash National Corp.*		14,400	14,400		353,952	353,952

Banks – 2.8%, 0.9%
Nara Bancorp., Inc.	4,900		4,900	93,639		93,639
PrivateBancorp., Inc.	3,020		3,020	97,697		97,697
Signature Bank*	2,700		2,700	79,569		79,569
Southwest Bancorp of Texas, Inc.	9,185		9,185	215,296		215,296
Wintrust Financial Corp.	1,223		1,223	69,711		69,711
				555,912		555,912
Biotechnology – 2.1%, 0.7%
Cypress Bioscience, Inc.*	6,550		6,550	68,841		68,841
Nabi Biopharmaceuticals*	11,960		11,960	165,646		165,646
QLT, Inc. (Canada)*	6,400		6,400	106,560		106,560
Rigel Pharmaceuticals, Inc.*	3,400		3,400	81,600		81,600
				422,647		422,647
Broadcasting – 0.2%, 0.1%
Salem Communications Corp. (Class “A” Stock)*		3,400	3,400		85,000	85,000

Building Materials – 0.3%, 0.2%
NCI Building Systems, Inc.*		4,300	4,300		138,245	138,245

Building & Construction – 0.7%, 0.2%
Toll Brothers, Inc.*	2,969		2,969	137,613		137,613

Business Services – 2.1%,2.5%,2.4%
Advisory Board Co. (The)*		5,100	5,100		166,158	166,158
CCC Information Services Group, Inc.*		4,400	4,400		80,608	80,608
CoStar Group, Inc.*		6,600	6,600		266,442	266,442

Pro Forma Portfolio of Investments for the Growth Fund Transaction

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
FTI Consulting, Inc.*	9,964		9,964	186,924		186,924
Hiedrick & Struggles International, Inc.*		1,200	1,200		34,362	34,362
Kforce, Inc.*	11,600		11,600	122,844		122,844
Korn/Ferry International, Inc.*		2,800	2,800		48,720	48,720
Marlin Business Services, Inc.*	5,620		5,620	99,053		99,053
PDI, Inc.*		10,400	10,400		297,544	297,544
TeleTech Holdings, Inc.*(a)		7,500	7,500		75,000	75,000
Ventiv Health, Inc.*		8,700	8,700		150,510	150,510
				408,821	1,119,344	1,528,165
Cable Television – 0.1%, 0.0%
Insight Communications Co., Inc. (Class “A” Stock)*		3,100	3,100		26,226	26,226

Capital Markets – 0.4%, 0.1%
Piper Jaffray Cos., Inc.*	1,985		1,985	86,804		86,804

Chemicals – 1.2%, 0.8%
Georgia Gulf Corp.		11,200	11,200		507,024	507,024
The Mosaic Co.*		2,000	2,000		30,080	30,080
					537,104	537,104
Clothing & Apparel – 0.6%, 0.9%
Guess, Inc.*		5,900	5,900		98,530	98,530
J. Jill Group, Inc.*		22,800	22,800		400,824	400,824
Warnaco Group, Inc. (The)*		2,900	2,900		59,160	59,160
					558,514	558,514
Commercial Services & Supplies – 3.9%, 1.2%
Education Management Corp.*	4,513		4,513	121,039		121,039
Fair Isaac Corp.	6,492		6,492	196,058		196,058
Huron Consulting Group, Inc.*	1,350		1,350	26,325		26,325
Laureate Education, Inc.*	3,680		3,680	144,330		144,330
Navigant Consulting, Inc.*	4,570		4,570	113,656		113,656
Providence Service Corp. (The)*	5,550		5,550	102,564		102,564
ThermoGenesis Corp.*	12,000		12,000	67,020		67,020
				770,992		770,992
Communication Equipment – 3.1%, 1.0%
Andrew Corp.*	5,909		5,909	82,608		82,608
Avocent Corp.*	8,397		8,397	298,933		298,933
Inter–Tel, Inc.	3,138		3,138	84,726		84,726
NTN Communications, Inc.*	19,700		19,700	52,205		52,205
SafeNet, Inc.*	3,490		3,490	106,899		106,899
				625,371		625,371
Computer Hardware – 0.9%, 0.6%
Dot Hill Systems Corp.*		48,700	48,700		304,375	304,375
Transact Technologies, Inc.*		4,300	4,300		107,586	107,586
					411,961	411,961
Computer & Peripherals – 0.4%, 0.1%
M–Systems Flash Disk Pioneers, Ltd. (Israel)*	5,700		5,700	80,142		80,142

Computer Services & Software – 8.3%, 5.9%
@Road, Inc.*		8,400	8,400		52,920	52,920
ANSYS, Inc.*		15,200	15,200		419,520	419,520
Aspen Technology, Inc.*		30,400	30,400		182,704	182,704
Cerner Corp.*(a)		10,000	10,000		451,499	451,499
Covansys Corp.*		3,400	3,400		39,168	39,168
FactSet Research Systems, Inc.		3,100	3,100		154,504	154,504

Pro Forma Portfolio of Investments for the Growth Fund Transaction

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Hyperion Solutions Corp.*		9,100	9,100		365,183	365,183
Internet Security Systems, Inc.*		3,800	3,800		82,688	82,688
Kronos, Inc.*		7,500	7,500		367,875	367,875
Macrovision Corp.*		5,500	5,500		148,720	148,720
MatrixOne, Inc.*		8,000	8,000		45,600	45,600
Micros Systems, Inc.*		6,600	6,600		390,192	390,192
PC-TEL, Inc.*		7,600	7,600		58,596	58,596
Progress Software Corp.*		5,800	5,800		115,188	115,188
SS&C Technologies, Inc.		8,800	8,800		208,032	208,032
THQ, Inc.*		7,200	7,200		136,080	136,080
Transaction Systems Architects, Inc. (Class “A” Stock)*		21,900	21,900		359,051	359,051
Websense, Inc.*		3,600	3,600		146,052	146,052
Wind River Systems, Inc.*		1,000	1,000		13,390	13,390
					3,736,962	3,736,962
Construction - 1.1%, 2.3%, 1.9%
Brookfield Homes Corp.		10,600	10,600		274,540	274,540
Cal Dive International, Inc.*		5,300	5,300		187,673	187,673
Champion Enterprises, Inc.*		33,500	33,500		364,815	364,815
Dycom Industries, Inc.*		6,400	6,400		208,960	208,960
Jacobs Engineering Group, Inc.*	5,497		5,497	223,893		223,893
				223,893	1,035,988	1,259,881
Consumer Products & Services - 2.2%, 1.5%
Coinstar, Inc.*		18,600	18,600		480,438	480,438
Nu Skin Enterprises, Inc. (Class “A” Stock)		25,500	25,500		493,170	493,170
					973,608	973,608
Containers & Packaging - 0.6%, 0.4%
Silgan Holdings, Inc.		5,200	5,200		246,766	246,766

Education - 0.8%, 0.6%
Strayer Education, Inc.		3,800	3,800		368,752	368,752

Electronic Components & Equipment - 5.0%, 3.0%, 3.7%
BEI Technologies, Inc.	2,930	12,000	14,930	87,578	358,680	446,258
Benchmark Electronics, Inc.	6,236		6,236	211,836		211,836
Coherent, Inc.*		1,600	1,600		38,608	38,608
Franklin Electric Co., Inc.		1,200	1,200		46,056	46,056
Global Imaging Systems, Inc.*	2,768		2,768	97,434		97,434
II-VI, Inc.*		1,500	1,500		51,360	51,360
Littelfuse, Inc.*	2,813	14,000	16,813	91,760	456,680	548,440
Photon Dynamics, Inc.*	7,129		7,129	130,461		130,461
Rayovac Corp.*		15,000	15,000		373,650	373,650
Rogers Corp.*	3,259		3,259	139,876		139,876
Semtech Corp.*	5,490		5,490	114,631		114,631
SRS Labs, Inc.*	16,800		16,800	116,088		116,088
				989,664	1,325,034	2,314,698
Energy Equipment & Services - 1.8%, 0.5%
Cooper Cameron Corp.*	2,145		2,145	103,711		103,711
Maverick Tube Corp.*	3,740		3,740	98,624		98,624
Patterson _UTI Energy, Inc.	7,770		7,770	149,417		149,417
				351,752		351,752

Entertainment & Leisure - 2.7%, 1.8%
Alliance Gaming Corp.*		41,500	41,500		383,875	383,875
Argosy Gaming Co.*		5,100	5,100		201,909	201,909

Pro Forma Portfolio of Investments for the Growth Fund Transaction

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
RC2 Corp.*		3,400	3,400		94,724	94,724
Winnebago Industries, Inc.		16,000	16,000		502,400	502,400
					1,182,908	1,182,908
Environmental Services - 0.7%, 0.5%
Casella Waste Systems, Inc.*		15,800	15,800		196,236	196,236
Waste Connections, Inc.*		4,000	4,000		126,080	126,080
					322,316	322,316
Exchange Traded Funds - 1.1%, 0.3%
iShares Russell 2000 Growth Index Fund	3,700		3,700	222,000		222,000

Financial - Bank & Trust - 5.7%, 3.9%
Accredited Home Lenders Holding Co.*(a)		10,600	10,600		382,448	382,448
Bank Of The Ozarks, Inc.		11,900	11,900		384,191	384,191
Cathay Bancorp, Inc.		5,000	5,000		197,000	197,000
CVB Financial Corp.		5,920	5,920		146,816	146,816
East West Bancorp, Inc.		7,100	7,100		284,284	284,284
First Bancorp.		1,000	1,000		54,530	54,530
Hanmi Financial Corp.		7,200	7,200		218,736	218,736
Oriental Financial Group, Inc.		7,687	7,687		217,773	217,773
R&G Financial Corp. (Class “B” Stock)		4,600	4,600		173,052	173,052
Silicon Valley Bancshares*(a)		5,300	5,300		212,053	212,053
Texas Regional Bancshares, Inc. (Class “A” Stock)		1,950	1,950		62,264	62,264
Westamerica Bancorp		1,800	1,800		102,942	102,942
Wintrust Financial Corp.		1,900	1,900		108,300	108,300
					2,544,389	2,544,389
Financial Services - 3.9%, 1.3%, 2.1%
Affiliated Managers Group, Inc.*(a)	3,321		38,800	185,445		185,445
Education Lending Group, Inc.*		8,000	8,000		127,320	127,320
Euronet Worldwide, Inc.*		11,500	11,500		263,580	263,580
Financial Federal Corp.*	5,307		5,307	198,004		198,004
Gabelli Asset Management, Inc. (Class A Shares)	2,244		2,244	103,448		103,448
Jefferies Group, Inc.	3,604		3,604	144,629		144,629
Saxon Capital , Inc.*	7,150		7,150	137,280		137,280
PrivateBancorp, Inc.		4,400	4,400		142,340	142,340
Univest Corporation of Pennsylvania		1,600	1,600		64,240	64,240
				768,806	597,480	1,366,286
Food - 1.0%, 0.2%, 0.4%
Performance Food Group Co.*	5,199		5,199	120,928		120,928
SunOpta, Inc. (Canada)*	12,519		12,519	78,745		78,745
Wild Oats Markets, Inc.*	310	14,200	14,510	1,885	86,336	88,221
				201,558	86,336	287,894
Gaming - 1.2%, 0.4%
Scientific Games Corp.*	11,600		11,600	245,688		245,688

Healthcare Equipment & Supplies - 5.5%, 1.7%
Advanced Neuromodulation Systems, Inc.*	5,748		5,748	182,959		182,959
ArthoCare Corp.*	2,090		2,090	64,393		64,393
Closure Medical Corp.*	6,150		6,150	104,919		104,919
Edwards Lifesciences Corp.*	3,441		3,441	117,613		117,613
Hologic, Inc.*	4,900		4,900	98,392		98,392
IDEXX Laboratories, Inc.*	1,778		1,778	88,616		88,616
Kindred Healthcare, Inc.*	4,550		4,550	109,655		109,655
PolyMedica Corp.	2,700		2,700	94,500		94,500
Priority Healthcare Corp. (Class B shares)*	5,389		5,389	97,325		97,325

Pro Forma Portfolio of Investments for the Growth Fund Transaction

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Spectranetics Corp. (The)*	20,100		20,100	95,073		95,073
Thoratec Corp.*	5,435		5,435	47,719		47,719
				1,101,164		1,101,164
Healthcare Services – 2.1%, 5.0%, 4.1%
Amedisys, Inc.*		15,500	15,500		468,565	468,565
America Service Group, Inc.*	3,880	6,000	9,880	138,787	214,620	353,407
AmSurg Corp.*	2,515		2,515	58,826		58,826
Apria Healthcare Group, Inc.*		2,100	2,100		57,456	57,456
Centene Corp.*		3,800	3,800		180,234	180,234
Chemed Corp.	1,600		1,600	96,720		96,720
deCODE genetics, Inc.*		28,400	28,400		198,800	198,800
First Health Group Corp.*		8,000	8,000		127,360	127,360
Healthcare Services Group, Inc.		2,800	2,800		51,884	51,884
LifePoint Hospitals, Inc.*	2,390		2,390	77,484		77,484
Magellan Health Services, Inc.*		12,100	12,100		452,540	452,540
Pediatrix Medical Group, Inc.*		5,600	5,600		315,000	315,000
PSS World Medical, Inc.*	4,544		4,544	51,188		51,188
Sierra Health Services, Inc.*		3,300	3,300		157,476	157,476
				423,005	2,223,935	2,646,940
Hotels, Restaurants & Leisure – 1.6%, 0.5%
RARE Hospitality International, Inc.*	8,081		8,081	223,924		223,924
Ruby Tuesday, Inc.	3,944		3,944	97,417		97,417
				321,341		321,341
Industrial Products – 1.0%, 0.7%
Actuant Corp.*		2,200	2,200		87,274	87,274
Acuity Brands, Inc.		1,600	1,600		42,448	42,448
Brady Corp. (Class “A” Stock)		6,000	6,000		325,380	325,380
					455,102	455,102
Insurance – 3.2%, 0.5%, 1.4%
Affirmative Insurance Holdings, Inc.*	6,900		6,900	116,852		116,852
Infinity Property & Casualty Corp.	4,862		4,862	151,111		151,111
LabOne, Inc.*	5,045		5,045	151,350		151,350
Philadelphia Consolidated Holdings Corp.*		2,800	2,800		162,344	162,344
ProAssurance Corp.*	2,180		2,180	77,804		77,804
Tower Group, Inc.*	14,800		14,800	131,868		131,868
Zenith National Insurance Corp.(a)		2,000	2,000		82,140	82,140
				628,985	244,484	873,469
Internet Services – 6.6%, 5.5%, 6.0%
Ciber, Inc.*	13,178		13,178	119,129		119,129
CNET Networks, Inc.*	12,150	19,500	31,650	99,266	159,315	258,581
Digi International, Inc.*		20,400	20,400		279,276	279,276
Digital Insight Corp.*	10,714	2,200	12,914	167,781	34,452	202,233
Digital River, Inc.*		3,800	3,800		126,540	126,540
Digitas, Inc.*	19,950		19,950	179,550		179,550
EarthLink, Inc.*(a)		23,600	23,600		243,788	243,788
Equinix, Inc.*	1,800		1,800	67,842		67,842
eResearch Technology, Inc.*		25,300	25,300		295,757	295,757
eSPEED, Inc. (Class “A” Stock)*		8,300	8,300		81,755	81,755
F5 Networks, Inc.*		7,300	7,300		291,635	291,635
Harris Interactive, Inc.*		4,200	4,200		28,560	28,560
InfoSpace, Inc.*(a)	1,970	3,100	5,070	103,425	162,750	266,175
j2 Global Communications, Inc.*	4,100	1,700	5,800	123,615	51,255	174,870
Keynote Systems, Inc.*	12,050		12,050	169,483		169,483
NetRatings, Inc.*		4,500	4,500		84,870	84,870

Pro Forma Portfolio of Investments for the Growth Fund Transaction

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Openwave Systems, Inc.*		7,600	7,600		89,452	89,452
Priceline.com, Inc.*(a)		4,200	4,200		83,748	83,748
ProQuest Co.*		2,300	2,300		59,938	59,938
Radware, Ltd. (Israel)*	4,400		4,400	108,680		108,680
RSA Security, Inc.*(a)		8,500	8,500		173,910	173,910
S1 Corp.*		5,300	5,300		49,767	49,767
Shopping.com Ltd.*	300		300	8,091		8,091
Stamps.com, Inc.*		1,500	1,500		20,820	20,820
Sypris Solutions, Inc.	7,700		7,700	106,260		106,260
UNOVA, Inc.*	4,041		4,041	62,029		62,029
WebEx Communications, Inc.*		7,100	7,100		156,200	156,200
				1,315,151	2,473,788	3,788,939
Leisure Equipment & Products - 0.7%, 0.2%
K2, Inc.*	8,500		8,500	137,870		137,870

Machinery & Equipment - 3.5%, 2.4%
Cognex Corp.		10,400	10,400		266,240	266,240
Lincoln Electric Holdings, Inc.		7,100	7,100		236,998	236,998
Manitowoc Co., Inc. (The)		6,100	6,100		215,330	215,330
Maverick Tube Corp.*		17,000	17,000		448,290	448,290
Terex Corp.*(a)		10,500	10,500		399,000	399,000
					1,565,858	1,565,858
Media - 5.3%, 1.6%
Cox Radio, Inc.*	5,416		5,416	86,114		86,114
Emmis Communications Corp. (Class A shares)*	5,343		5,343	99,914		99,914
Entravisionm Communications Corp. (Class A shares)*	10,360		10,360	83,398		83,398
Getty Images, Inc.*	2,138		2,138	126,420		126,420
Image Entertainment, Inc.*	12,100		12,100	65,340		65,340
JupiterMedia Corp.*	3,850		3,850	76,365		76,365
Mediacom Communications Corp. (Class A shares)*	11,059		11,059	72,436		72,436
ValueClick, Inc.*	26,358		26,358	244,866		244,866
ValueVision Media, Inc. (Class A shares)*	18,390		18,390	191,992		191,992
				1,046,845		1,046,845
Medical Supplies & Equipment - 2.8%, 7.6%, 6.1%
Abaxis, Inc.*	6,500		6,500	84,013		84,013
Advanced Medical Optics, Inc.*(a)		9,100	9,100		355,810	355,810
Align Technology, Inc.*		13,500	13,500		140,063	140,063
American Medical Systems Holdings, Inc.*	3,140	4,100	7,240	116,494	152,110	268,604
Biosite, Inc.*(a)		7,300	7,300		356,313	356,313
Cypress Bioscience, Inc.*		18,100	18,100		190,231	190,231
Encore Medical Corp.*		10,200	10,200		52,377	52,377
Haemonetics Corp.*		5,200	5,200		170,820	170,820
Immucor, Inc.*		9,100	9,100		280,735	280,735
Inamed Corp.*	2,491		2,491	132,396		132,396
Integra LifeSciences Holdings Corp.*(a)		10,200	10,200		327,216	327,216
Intuitive Surgical, Inc.*	2,890		2,890	84,330		84,330
Kensey Nash Corp.*		400	400		11,440	11,440
Laserscope*	2,000		2,000	54,120		54,120
Lifeline Systems, Inc.*		3,900	3,900		93,795	93,795
Mentor Corp.(a)		8,000	8,000		278,400	278,400
Orthovita, Inc.*	19,600		19,600	86,240		86,240
Serologicals Corp.*		2,800	2,800		66,220	66,220
Third Wave Technologies*		36,300	36,300		278,784	278,784
Ventana Medical Systems, Inc.*		9,300	9,300		503,315	503,315

Pro Forma Portfolio of Investments for the Growth Fund Transaction

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
West Pharmaceutical Services, Inc.		6,200	6,200		142,042	142,042
				557,593	3,399,671	3,957,264
Metals & Mining - 0.2%, 2.2%, 1.6%
Brush Engineered Materials, Inc.*	2,200		2,200	34,320		34,320
Century Aluminum Co.*		14,100	14,100		326,274	326,274
Matthews International Corp. (Class “A” Stock)		5,600	5,600		187,628	187,628
Steel Dynamics, Inc.		14,200	14,200		471,440	471,440
				34,320	985,342	1,019,662
Oil & Gas - 5.0%, 5.1%, 5.1%
Cabot Oil & Gas Corp.		10,500	10,500		444,255	444,255
Cal Dive International, Inc.*	5,830		5,830	206,440		206,440
Comstock Resources, Inc.*		3,200	3,200		70,400	70,400
Denbury Resources, Inc.*		21,200	21,200		525,760	525,760
Forest Oil Corp.*	1,555		1,555	47,428		47,428
Grey Wolf, Inc.*	22,700		22,700	117,586		117,586
Hydril Co.*	1,981		1,981	87,144		87,144
KCS Energy, Inc.*		21,400	21,400		291,254	291,254
Key Energy Services, Inc.*	6,900		6,900	79,350		79,350
Magnum Hunter Resources, Inc.*		26,200	26,200		317,020	317,020
Oil States International, Inc.*	6,250		6,250	114,750		114,750
Stone Energy Corp.*		10,100	10,100		415,817	415,817
Superior Eneery Services, Inc.*	10,700		10,700	137,923		137,923
Unit Corp.*	3,900		3,900	144,651		144,651
Veritas DGC, Inc.*		9,500	9,500		200,450	200,450
Western Gas Resources, Inc.	2,170		2,170	63,559		63,559
				998,831	2,264,956	3,263,787

Pharmaceuticals - 3.1%, 7.5%, 6.1%
Alexion Pharmaceuticals, Inc.*	5,900		5,900	105,286		105,286
ARIAD Pharmaceuticals, Inc.*		44,500	44,500		252,315	252,315
Atherogenics, Inc.*	2,200		2,200	65,868		65,868
Bone Care International, Inc.*		5,900	5,900		135,494	135,494
Connetics Corp.*	6,265		6,265	168,403		168,403
Durect Corp.*	19,550		19,550	35,581		35,581
Enzon Pharmaceuticals, Inc.*	2,195	22,900	25,095	35,493	370,293	405,786
First Horizon Pharmaceutical Corp.*		11,000	11,000		270,380	270,380
HealthExtras, Inc.*	3,374		3,374	48,147		48,147
Impax Laboratories, Inc.*		6,500	6,500		95,940	95,940
Inspire Pharmaceuticals, Inc.*	5,350		5,350	83,781		83,781
Kos Pharmaceuticals, Inc.*(a)		9,200	9,200		328,440	328,440
Kosan Biosciences, Inc.*		12,000	12,000		75,000	75,000
Ligand Pharmaceuticals, Inc. (Class “B” Stock)*(a)		10,300	10,300		91,825	91,825
Nabi Biopharmaceuticals*		3,500	3,500		48,475	48,475
Noven Pharmaceuticals, Inc.*		15,100	15,100		340,505	340,505
Perrigo Co.		22,600	22,600		410,868	410,868
Priority Healthcare Corp. (Class “B” Stock)*		2,700	2,700		48,762	48,762
Salix Pharmaceuticals Ltd.*	4,700	18,200	22,900	75,341	291,746	367,087
SFBC International, Inc.*		4,200	4,200		116,802	116,802
United Therapeutics Corp.*		1,000	1,000		31,260	31,260
Valeant Pharmaceuticals International		17,900	17,900		429,599	429,599
				617,900	3,337,704	3,955,604
Printing & Publishing - 1.2%, 0.8%
Consolidated Graphics, Inc.*		10,400	10,400		444,080	444,080
Nelson, (Thomas), Inc.		4,300	4,300		95,202	95,202
					539,282	539,282

Pro Forma Portfolio of Investments for the Growth Fund Transaction

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Real Estate - 0.6%, 1.2%, 1.0%
Alexandria Real Estate Equities, Inc. [REIT]		1,600	1,600		105,680	105,680
BioMed Realty Trust, Inc. [REIT]	6,250		6,250	113,625		113,625
Essex Property Trust, Inc. [REIT](a)		1,700	1,700		133,382	133,382
New Century Financial Corp. [REIT](a)		1,900	1,900		104,785	104,785
Novastar Financial, Inc.[REIT](a)		1,800	1,800		77,904	77,904
Washington Real Estate Investment Trust [REIT]		4,100	4,100		128,945	128,945
				113,625	550,696	664,321
Restaurants - 2.3%, 1.6%
CEC Entertainment, Inc.*		15,550	15,550		591,211	591,211
CKE Restaurants, Inc.*(a)		34,400	34,400		415,208	415,208
					1,006,419	1,006,419
Retail & Merchandising - 4.6%, 5.7%, 5.4%
99 Cents Only Stores*	4,133		4,133	63,690		63,690
Aeropostale, Inc.*		15,600	15,600		492,180	492,180
Beacon Roofing Supply, Inc.*	7,100		7,100	133,125		133,125
Charlotte Russe Holding, Inc.*		20,900	20,900		276,089	276,089
Children’s Place Retail Stores, Inc. (The)*		13,500	13,500		416,745	416,745
EzCorp., Inc.	11,350		11,350	88,303		88,303
Fred’s, Inc.	6,661		6,661	116,767		116,767
Genesco, Inc.*		7,500	7,500		192,000	192,000
Guitar Center, Inc.*	2,710		2,710	120,947		120,947
Gymboree Corp.*		33,700	33,700		407,770	407,770
Jos. A. Bank Clothiers, Inc.*	4,787		4,787	151,940		151,940
Linens ‘n Things, Inc. *	4,481		4,481	107,902		107,902
PETCO Animal Supplies, Inc.*	3,662		3,662	130,990		130,990
Select Comfort Corp.*		10,900	10,900		186,608	186,608
Stein Mart, Inc.*		28,800	28,800		478,656	478,656
The Pantry, Inc.*		2,800	2,800		64,372	64,372
Tractor Supply Co.*		700	700		25,396	25,396
				913,664	2,539,816	3,453,480
Road & Rail - 0.5%, 0.2%
Old Dominion Freight Line, Inc. *	3,550		3,550	99,489		99,489

Semiconductors - 4.2%, 6.5%, 5.8%
Axcelis Technologies, Inc.*		7,400	7,400		63,640	63,640
Cirrus Logic, Inc.*		45,300	45,300		228,765	228,765
FormFactor, Inc.*	4,600		4,600	107,870		107,870
Integrated Device Technology, Inc.*(a)		33,800	33,800		399,516	399,516
Intersils Corp.	6,617		6,617	107,989		107,989
Kopin Corp.*	7,125		7,125	26,078		26,078
LogicVision, Inc. *	21,500		21,500	42,355		42,355
Micrel, Inc.*		34,200	34,200		384,066	384,066
Microsemi Corp.*	5,300	22,700	28,000	82,362	352,758	435,120
O2Micro International Ltd.*	9,900		49,400	120,383		120,383
ON Semiconductor Corp.*		76,100	76,100		273,960	273,960
Pixelworks, Inc.*		9,500	9,500		107,255	107,255
Sigmatel, Inc.*	3,050		3,050	89,975		89,975
Silicon Image, Inc.*	6,400	24,600	31,000	87,680	337,020	424,700
Silicon Laboratories, Inc.*	2,349		8,600	70,400		70,400
Skyworks Solutions, Inc.*		32,000	32,000		284,480	284,480
Standard Microsystems Corp.*		20,200	20,200		444,804	444,804
Ultratech, Inc.*	6,200		6,200	105,524		105,524
				840,616	2,876,264	3,716,880

Pro Forma Portfolio of Investments for the Growth Fund Transaction

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE
Software - 9.3%, 2.9%
Altris, Inc.*	5,492		5,492	149,355		149,355
Catapult Communications Corp. *	3,273		3,273	80,385		80,385
Embarcadero Technologies, Inc.*	8,680		8,680	70,568		70,568
Epicor Software Corp.*	6,550		6,550	100,674		100,674
FactSet Research Systems, Inc.*	1,646		1,646	82,037		82,037
Filenet Corp.*	6,181		6,181	172,018		172,018
Hyperion Solutions Corp.*	4,034		4,034	161,884		161,884
Informatica Corp.*	15,394		15,394	120,227		120,227
Jack Henry & Associates, Inc.	3,804		3,804	70,907		70,907
Keane, Inc.*	4,301		4,301	67,999		67,999
Kronos, Inc.*	2,139		2,139	104,918		104,918
Macrovision Corp.*	2,287		2,287	61,840		61,840
Merge Technologies, Inc.*	7,100		7,100	127,552		127,552
Open Solutions, Inc.*	3,020		3,020	85,058		85,058
SERENA Software, Inc.*	7,730		7,730	137,130		137,130
Sonic Solutions, Inc.*	5,300		5,300	105,205		105,205
Synplicity, Inc.*	12,600		12,600	63,000		63,000
THQ, Inc.*	4,600		4,600	86,940		86,940
				1,847,697		1,847,697

Specialty Retail - 2.1%, 0.7%
Aaron Rents, Inc. (Class B shares)	4,925		4,925	106,873		106,873
Casual Male Retail Group, Inc.*	17,100		17,100	85,928		85,928
Cost Plus, Inc.*	4,060		4,060	131,137		131,137
Tractor Supply Co.*	2,745		2,745	99,589		99,589
				423,527		423,527

Telecommunications - 3.8%,2.6%
Alamosa Holdings, Inc.*(a)		23,900	23,900		239,837	239,837
Aspect Communications Corp.*		22,500	22,500		214,088	214,088
C-COR, Inc.*		31,500	31,500		236,880	236,880
Commscope, Inc.*		4,655	4,655		83,837	83,837
Ditech Communications Corp.*		700	700		16,058	16,058
Golden Telecom, Inc.(a)		5,400	5,400		153,846	153,846
InterDigital Communications Corp.*		22,800	22,800		362,519	362,519
Ptek Holdings, Inc.*		36,000	36,000		358,560	358,560
RF Micro Devices, Inc.*		5,300	5,300		34,503	34,503
					1,700,128	1,700,128
Textiles, Apparel & Luxury Goods - 1.9%, 0.6%
Ashworth, Inc.*	16,989		16,989	142,707		142,707
Charlotte Russe Holdings, Inc.*	9,250		9,250	122,193		122,193
Oxford Industries, Inc.	3,070		3,070	113,866		113,866
				378,766		378,766
Transportation - 1.4%, 0.9%, 1.0%
Forward Air Corp.*	3,778		3,778	155,540		155,540
Kirby Corp.*		6,400	6,400		268,800	268,800
SCS Transportation, Inc.*		6,200	6,200		112,034	112,034
Vitran Corp., Inc. (Class A shares)*	7,600		7,600	124,640		124,640
				280,180	380,834	661,014
TOTAL COMMON STOCK
(Cost $17,176,871, $41,834,890, $59,011,761)				18,804,338	43,880,097	62,684,435

Pro Forma Portfolio of Investments for the Growth Fund Transaction

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
				VALUE	VALUE	VALUE

	PAR (000)	PAR (000)	PAR (000)
SHORT–TERM INVESTMENTS – 5.0%, 11.0%, 9.1%
Certificates of Deposit – 0.6%, 0.4%
Eurohypo AG 1.88%, 11/22/04(b)		266	266		265,936	265,936

Corporate Obligations – 3.2%, 2.2%
Merrill Lynch & Co., Inc. 2.005%, 11/01/04(b)(c)		121	121		121,120	121,120
Natexis Banque NY 1.975%, 11/01/04(b)(c)		1,095	1,095		1,094,742	1,094,742
Swedbank NY 1.83%, 11/15/04(b)(c)		204	204		204,065	204,065
					1,419,927	1,419,927
Time Deposit – 0.3%, 0.2%
Citibank 1.76%, 11/01/04(b)		142	142		141,657	141,657

U.S. Government Agency Obligations – 0.1%, 0.1%
U.S. Treasury Bills 1.87%, 01/27/05(k)(m)		50	50		49,774	49,774

	SHARES	SHARES	SHARES
Non-Registered Investment Company – 6.8%, 4.7%
BlackRock Institutional Money Market Trust(b)(j)		3,032,787	3,032,787		3,032,787	3,032,787

Mutual Fund - 5.0%, 1.5%
Dryden Core Investment Fund-Taxable Money Market Series	998,392		998,392	998,392		998,392

TOTAL SHORT-TERM INVESTMENTS
(Cost $998,392, $4,910,081, $5,908,473)				998,392	4,910,081	5,908,473
Total Investments – 99.5%, 109.4%, 106.4%
(Cost $18,175,263, $46,744,971, $64,920,234)				19,802,730	48,790,178	68,592,908
Assets in Excess of Other Liabilities(Liabilities in Excess of Other Assets) – 0.5%, (9.4%), (10.4%)				92,205	(4,199,357)	(4,107,152)
Net Assets – 100.0%, 100.0%, 100.0%				19,894,935	44,590,821	64,485,756

Please note that none of the investments are expected to be sold as a result of the merger.

* Non-Income producing security.

(a) Portion of securities on loan with an aggregate market value of $4,676,125 for Managd Growth Fund: cash collateral of $4,860,307 for Managed Growth Fund (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b) Represents security purchased with collateral for securities on loan.

(c) Indicates a variable rate security.  The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j) Security available to institutional investors only.

(k) Securities or portion thereof with an aggregate market value of $49,774 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2004 for Managed Fund:

REIT – Real Estate Investment Trust

Number of Contracts	Type	Expiration	Value at Trade Date	Value at 10/31/2004	Unrealized Appreciation
Long Position:
2	Russell 2000	Dec 04	$578,712	$584,500	$5,788

(n) Rates shown are the effective yields at purchase date.

None of the investments must be sold as a result of the Growth Fund Transaction.

PRO FORMA FINANCIAL STATEMENTS FOR THE TRANSACTION (UNAUDITED)

The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities and Portfolio of Investments as of October 31, 2004 for Strategic Partners Style Specific Fund - Strategic Partners Growth Fund and Strategic Partners Managed Small Cap Growth Fund, as adjusted, giving effect to the Transaction.

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES FOR THE GROWTH FUND TRANSACTION

October 31, 2004
(unaudited)

	GROWTH FUND	MANAGED GROWTH FUND	ADJUSTMENTS	MANAGED GROWTH FUND PRO FORMA COMBINED
ASSETS:
Investments at Value (A, Including Securities on Loan (B)	$19,802,730	$48,790,178		$68,592,908
Cash	—	827,662		827,662
Receivable For:
Securities Sold	342,601	—		342,601
Dividends and Interest	1,105	5,805		6,910
Fund Shares Sold	11,585	17,957		29,542
Receivable from Investment Manager	—	54,649		54,649
Prepaid Expenses	69,488	31,874		101,362
Total Assets	20,227,509	49,728,125		69,955,634

LIABILITIES:
Payable to Custodian	243	—		243
Payable to Broker for Collateral for Securities on Loan	—	4,860,307		4,860,307
Payable For:
Securities Purchased	124,247	631		124,878
Management Fees	67,415	—		67,415
Fund Shares Redeemed	9,928	89,358		99,286
Futures Variation Margin	—	500		500
Distribution Fees	1,095	32,099		33,194
Deferred Directors’ Fees	2,460	1,887		4,347
Accrued Expenses and Other Liabilities	127,186	152,522		279,708
Total Liabilities	332,574	5,137,304		5,469,878
Net Assets	$19,894,935	$44,590,821		$64,485,756

Components of Net Assets

Common Stock, at $0.001 Par Value	$2,699	$8,909		$11,608
Paid-In Capital in Excess of Par	27,057,416	77,050,717		104,108,133
	27,060,115	77,059,626		104,119,741
Undistributed Net Investment Income (Loss)	(564,119)	(1,887)		(566,006)
Accumulated Net Realized Gain (Loss) on Investments	(8,228,528)	(34,517,913)		(42,746,441)
Net Unrealized Appreciation (Depreciation) on Investments	1,627,467	2,050,995		3,678,462
Net Assets	$19,894,935	$44,590,821		$64,485,756

(A) Investments at Cost	$18,175,263	$46,744,971		$64,920,234
(B) Securities on Loan at Value	$—	$4,676,125		$4,676,125

See Notes to Financial Statements

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES FOR THE GROWTH FUND TRANSACTION

October 31, 2004 (unaudited) (continued)

		GROWTH FUND	MANAGED GROWTH FUND	ADJUSTMENTS		MANAGED GROWTH FUND PRO FORMA COMBINED
NET ASSET VALUE:
Class A:	Net Assets	$5,240,528	$2,062,501			7,303,029
	Shares Outstanding	690,403	402,883	333,087	(a)	1,426,373
	Net Asset Value and Redemption Price Per Share	$7.59	$5.12			5.12
	Maximum Sales Charge	5.50%	5.50%			5.50%
	Offering Price Per Share*	$8.03	$5.42			5.42
Class B:	Net Assets	$7,378,724	$279,732			7,658,456
	Shares Outstanding	1,011,088	56,691	485,660	(a)	1,553,439
	Net Asset Value, Offering and Redemption Price Per Share	$7.30	$4.93			4.93
Class C:	Net Assets	$7,275,683	$8,516,178			15,791,861
	Shares Outstanding	997,629	1,712,342	467,466	(a)	3,177,437
	Net Asset Value, Offering and Redemption Price Per Share	$7.29	$4.97			4.97
Class L:	Net Assets	$—	$10,548,798			10,548,798
	Shares Outstanding	—	2,071,426		(a)	2,071,426
	Net Asset Value and Redemption Price Per Share	$—	$5.09			5.09
Class M:	Net Assets	$—	$19,447,860			19,447,860
	Shares Outstanding	—	3,914,410		(a)	3,914,410
	Net Asset Value and Redemption Price Per Share	$—	$4.97			4.97
Class X:	Net Assets	$—	$3,735,752			3,735,752
	Shares Outstanding	—	750,427		(a)	750,427
	Net Asset Value, Offering and Redemption Price Per Share	$—	$4.98			4.98

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

(a) Reflects the change in shares of SPSSF-Strategic Partners Small Capitalization Growth Fund upon conversion into Strategic Partners Managed Small Cap Growth Fund.

PRO FORMA STATEMENTS OF OPERATIONS FOR THE GROWTH FUND TRANSACTION

For the Year Ended October 31, 2004

(unaudited)

	GROWTH FUND	MANAGED GROWTH FUND	ADJUSTMENTS		MANAGED GROWTH FUND PRO FORMA COMBINED
INVESTMENT INCOME:
Interest	$—	$6,146			$6,146
Dividends	45,205	166,091			211,296
Income from Securities Loaned, Net	—	15,943			15,943
Foreign Taxes Withheld	—	(611)			(611)
Total Income	45,205	187,569			232,774

EXPENSES:
Advisory Fees	145,309	487,313	56,584	(a)	689,206
Distribution Fees - Class A	12,794	1,381			14,175
Distribution Fees - Class B	75,970	818			76,788
Distribution Fees - Class C	80,436	107,764			188,200
Distribution Fees - Class L	—	65,951			65,951
Distribution Fees - Class M	—	223,920			223,920
Distribution Fees - Class X	—	43,051			43,051
Transfer Agent’s Fees and Expenses	74,000	382,000			456,000
Administration and Accounting Fees	—	58,000			58,000
Custodian Fees and Expenses	83,000	25,000			108,000
Audit and Legal Fees	71,000	32,000	(53,000	)(b)	50,000
Directors’ Fees	7,000	9,000	(7,000	)(b)	9,000
Registration Fees	41,000	38,000	(20,000	)(b)	59,000
Interest Expense	—	—			—
Reports to Shareholders	32,000	37,000	(32,000	)(b)	37,000
Miscellaneous	11,279	16,755	(12,034	)(b)	16,000
Total Expenses	633,788	1,527,953	(67,450)		2,094,291
Less: Advisory Fee Waivers and Expense Reimbursements	(130,681)	(366,973)	31,120	(c)	(466,534)
Net Expenses	503,107	1,160,980			1,627,757

Net Investment Income (Loss)	(457,902)	(973,411)			(1,394,983)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	895,536	7,889,041			8,784,577
Futures	—	60,845			60,845
	895,536	7,949,886			8,845,422
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	410,364	(6,744,174)			(6,333,810)
Futures	—	(13,263)			(13,263)
	410,364	(6,757,437)			(6,347,073)

Net Gain (Loss) on Investments and Foreign Currencies	1,305,900	1,192,449			2,498,349

Net Increase (Decrease) in Net Assets Resulting from Operations	$847,998	$219,038			$1,103,366

(a) Reflects adjustments to advisory fees and distribution fees based on the surviving Fund’s fee schedule.

(b) Reflects the elimination of duplicate services or fees.

(c) Reflects the adjustment to advisory fee waivers and expense reimbursements to have ProForma combined at the expense cap of the survivor fund of 1.40% excluding distribution fees.

Notes to Pro-Forma Financial Statements for the Growth Fund Transaction

(unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at October 31, 2004 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the twelve months ended October 31, 2004, reflect the accounts of Strategic Partners Managed Small Cap Growth Fund and Strategic Partners Style Specific Small Cap Growth Fund (Strategic Partners Small Cap Growth Fund), each a “Fund.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Strategic Partners Small Cap Growth Fund in exchange for shares in Strategic Partners Managed Small Cap Growth Fund.  The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.              Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, L, M, and X shares of Strategic Partners Managed Small Cap Growth Fund, which would have been issued on October 31, 2004, in connection with the proposed reorganization.  Shareholders of Strategic Partners Small Cap Growth Fund would become shareholders of Strategic Partners Managed Small Cap Growth Fund, receiving shares of Strategic Partners Managed Small Cap Growth Fund equal to the value of their holdings in Strategic Partners Small Cap Growth Fund. The amount of additional shares assumed to be issued has been calculated based on the October 31, 2004 total net assets of Strategic Partners Small Cap Growth Fund and the net asset value per share of Strategic Partners Managed Small Cap Growth Fund, as follows:

		Growth	Managed Growth Fund
Strategic Partners Managed Small Cap		Fund	Net Asset Value
Growth Fund		Net Assets	Per Share
Total Shares Issued		10/31/04	10/31/04
Class A	1,023,490	$5,240,528	$5.12
Class B	1,496,748	$7,378,724	$4.93
Class C	1,465,095	$7,275,683	$4.97

3.              Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Strategic Partners Managed Small Cap Growth Fund at the combined level of average net assets for the year ended October 31, 2004.

4.              Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the co-managers, in consultation with the subadviser; believe the primary market to be over-the-counter are valued by an independent agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with procedures approved by the Board of Directors. Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation. Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

The Funds’ valuation policies are substantially identical and there are no differences in the terms of how each Fund values its Portfolio Securities.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.              Taxes – For federal income tax purposes, each fund in the Company is treated as a separate taxpaying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Strategic Partners Small Cap Growth Fund had a capital loss carry forward of $8,140,000 as of July 31, 2004, and Strategic Partners Managed Small Cap Growth Fund had a capital loss carry forward of $34,255,313 as of October 31, 2004. The future utilization of the acquired or the Strategic Partners Managed Small Cap Growth Fund capital loss carry forwards, depending on the Funds net asset value on the date the Transaction is effective, may be limited under certain conditions defined in the Internal Revenue Code as a result of the Transaction.

Pro Forma Portfolio of Investments for the Transactions

October 31, 2004

(unaudited)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE	VALUE
LONG-TERM INVESTMENTS - 94.5%, 99.6%, 98.4%, 98.5%
COMMON STOCK
Advertising – 0.0%, 0.0%
Valueclick, Inc.*			1,700	1,700			$15,793	$15,793

Aerospace – 2.3%, 1.5%, 0.7%
Applied Signal Technology, Inc.	3,630			3,630	$109,953			109,953
Armor Holdings, Inc.*			1,100	1,100			40,722	40,722
Ceradyne, Inc.*	1,880			1,880	80,633			80,633
DRS Technologies, Inc.*	3,200			3,200	115,904			115,904
Engineered Support Systems, Inc.	3,210			3,210	154,208			154,208
Orbital Sciences Corp.*			26,800	26,800			277,380	277,380
Teledyne Technologies, Inc.*			12,900	12,900			329,853	329,853
					460,698		647,955	1,108,653
Airlines – 1.8%, 0.5%
ExpressJet Holdings, Inc.*			23,900	23,900			265,768	265,768
Pinnacle Airlines Corp.*			47,800	47,800			518,152	518,152
							783,920	783,920
Automobile Manufacturers – 0.9%, 0.5%, 0.3%
A.S.V., Inc.*			1,700	1,700			61,540	61,540
Monaco Coach Corp.	3,444		9,900	13,344	61,131		175,725	236,856
Winnebago Industries, Inc.	3,512			3,512	110,277			110,277
					171,408		237,265	408,673
Automotive Parts – 0.8%, 0.2%
Wabash National Corp.*			14,400	14,400			353,952	353,952

Banks - 2.8%, 0.4%
Nara Bancorp., Inc.	4,900			4,900	93,639			93,639
PrivateBancorp., Inc.	3,020			3,020	97,697			97,697
Signature Bank*	2,700			2,700	79,569			79,569
Southwest Bancorp of Texas, Inc.	9,185			9,185	215,296			215,296
Wintrust Financial Corp.	1,223			1,223	69,711			69,711
					555,912			555,912
Biotechnology - 2.1%, 0.3%
Cypress Bioscience, Inc.*	6,550			6,550	68,841			68,841
Nabi Biopharmaceuticals*	11,960			11,960	165,646			165,646
QLT, Inc. (Canada)*	6,400			6,400	106,560			106,560
Rigel Pharmaceuticals, Inc.*	3,400			3,400	81,600			81,600
					422,647			422,647
Broadcasting – 1.7%, 0.2%, 1.0%
Citadel Broadcasting Co.*		64,900		64,900		$944,295		944,295
Entravision Communications Corp. (Class “A” Stock)*		41,200		41,200		331,660		331,660
Radio One, Inc. (Class “D” Stock)*		8,200		8,200		120,458		120,458
Salem Communications Corp. (Class “A” Stock)*			3,400	3,400			85,000	85,000
						1,396,413	85,000	1,481,413
Building Materials – 0.2%, 0.3%, 0.2%
NCI Building Systems, Inc.*			4,300	4,300			138,245	138,245
Trex Co., Inc.*		4,700		4,700		188,564		188,564
						188,564	138,245	326,809
Building & Construction - 0.7%, 0.1%
Toll Brothers, Inc.*	2,969			2,969	137,613			137,613

Business Services – 2.1%, 5.6%, 2.5%, 4.2%
Advisory Board Co. (The)*		100	5,100	5,200		3,258	166,158	169,416
CCC Information Services Group, Inc.*			4,400	4,400			80,608	80,608
Corporate Executive Board Co. (The)		14,900		14,900		948,385		948,385
CoStar Group, Inc.*			6,600	6,600			266,442	266,442
FTI Consulting, Inc.*	9,964			9,964	186,924			186,924
Hiedrick & Struggles International, Inc.*			1,200	1,200			34,362	34,362
Kforce, Inc.*	11,600			11,600	122,844			122,844
Korn/Ferry International, Inc.*			2,800	2,800			48,720	48,720
LECG Corp.*		54,500		54,500		996,805		996,805
Marlin Business Services, Inc.*	5,620			5,620	99,053			99,053
PDI, Inc.*			10,400	10,400			297,544	297,544
Phase Forward, Inc.*		47,800		47,800		352,764		352,764
Resources Connection, Inc.*		57,300		57,300		2,405,454		2,405,454
TeleTech Holdings, Inc.*(a)			7,500	7,500			75,000	75,000
Ventiv Health, Inc.*			8,700	8,700			150,510	150,510
					408,821	4,706,666	1,119,344	6,234,831

Pro Forma Portfolio of Investments for the Transactions

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE	VALUE

Cable Television – 0.1%, 0.0%
Insight Communications Co., Inc. (Class “A” Stock)*			3,100	3,100			26,226	26,226

Capital Markets - 0.4%, 0.1%
Piper Jaffray Cos., Inc.*	1,985			1,985	86,804			86,804

Chemicals – 1.2%, 0.3%
Georgia Gulf Corp.			11,200	11,200			507,024	507,024
The Mosaic Co.*			2,000	2,000			30,080	30,080
							537,104	537,104
Clothing & Apparel – 0.6%, 1.3%, 0.7%
Guess, Inc.*			5,900	5,900			98,530	98,530
J. Jill Group, Inc.*			22,800	22,800			400,824	400,824
Pacific Sunwear of California, Inc.*		21,900		21,900		513,336		513,336
Warnaco Group, Inc. (The)*			2,900	2,900			59,160	59,160
						513,336	558,514	1,071,850
Commercial Services & Supplies - 3.9%, 0.5%
Education Management Corp.*	4,513			4,513	121,039			121,039
Fair Isaac Corp.	6,492			6,492	196,058			196,058
Huron Consulting Group, Inc.*	1,350			1,350	26,325			26,325
Laureate Education, Inc.*	3,680			3,680	144,330			144,330
Navigant Consulting, Inc.*	4,570			4,570	113,656			113,656
Providence Service Corp. (The)*	5,550			5,550	102,564			102,564
ThermoGenesis Corp.*	12,000			12,000	67,020			67,020
					770,992			770,992
Communication Equipment - 3.1%, 0.4%
Andrew Corp.*	5,909			5,909	82,608			82,608
Avocent Corp.*	8,397			8,397	298,933			298,933
Inter-Tel, Inc.	3,138			3,138	84,726			84,726
NTN Communications, Inc.*	19,700			19,700	52,205			52,205
SafeNet, Inc.*	3,490			3,490	106,899			106,899
					625,371			625,371
Computer Hardware – 0.6%, 0.9%, 0.6%
Dot Hill Systems Corp.*			48,700	48,700			304,375	304,375
Mobility Electronics, Inc.*		68,900		68,900		483,678		483,678
Transact Technologies, Inc.*			4,300	4,300			107,586	107,586
						483,678	411,961	895,639
Computer & Peripherals - 0.4%, 0.1%
M-Systems Flash Disk Pioneers, Ltd. (Israel)*	5,700			5,700	80,142			80,142

Computer Services & Software – 8.2%, 8.3%, 7.2%
@Road, Inc.*			8,400	8,400			52,920	52,920
Activision, Inc.*		44,600		44,600		645,808		645,808
ANSYS, Inc.*			15,200	15,200			419,520	419,520
Anteon International Corp.*		48,500		48,500		1,906,050		1,906,050
Aspen Technology, Inc.*			30,400	30,400			182,704	182,704
BEA Systems, Inc.*		66,000		66,000		535,920		535,920
CACI International, Inc. (Class “A” Stock)*		24,100		24,100		1,469,377		1,469,377
Cerner Corp.*(a)			10,000	10,000			451,499	451,499
Covansys Corp.*			3,400	3,400			39,168	39,168
Epicor Software Corp.*		40,700		40,700		625,559		625,559
FactSet Research Systems, Inc.			3,100	3,100			154,504	154,504
Hyperion Solutions Corp.*		18,600	9,100	27,700		746,418	365,183	1,111,601
Internet Security Systems, Inc.*			3,800	3,800			82,688	82,688
Kronos, Inc.*			7,500	7,500			367,875	367,875
Macrovision Corp.*			5,500	5,500			148,720	148,720
MatrixOne, Inc.*			8,000	8,000			45,600	45,600
Micros Systems, Inc.*			6,600	6,600			390,192	390,192
PC-TEL, Inc.*			7,600	7,600			58,596	58,596
Progress Software Corp.*			5,800	5,800			115,188	115,188
Quest Software, Inc.*		33,000		33,000		484,110		484,110
SS&C Technologies, Inc.			8,800	8,800			208,032	208,032
Sybase, Inc.*		31,300		31,300		495,479		495,479
THQ, Inc.*			7,200	7,200			136,080	136,080
Transaction Systems Architects, Inc. (Class “A” Stock)*			21,900	21,900			359,051	359,051
Websense, Inc.*			3,600	3,600			146,052	146,052
Wind River Systems, Inc.*			1,000	1,000			13,390	13,390
						6,908,721	3,736,962	10,645,683
Construction – 1.1%, 2.3%, 0.8%
Brookfield Homes Corp.			10,600	10,600			274,540	274,540
Cal Dive International, Inc.*			5,300	5,300			187,673	187,673
Champion Enterprises, Inc.*			33,500	33,500			364,815	364,815

Pro Forma Portfolio of Investments for the Transactions

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE	VALUE

Dycom Industries, Inc.*			6,400	6,400			208,960	208,960
Jacobs Engineering Group, Inc.*	5,497				223,893			223,893
					223,893		1,035,988	1,259,881
Consumer Products & Services – 0.7%, 2.2%, 1.1%
Aaron Rents, Inc.		27,850		27,850		604,345		604,345
Coinstar, Inc.*			18,600	18,600			480,438	480,438
Nu Skin Enterprises, Inc. (Class “A” Stock)			25,500	25,500			493,170	493,170
						604,345	973,608	1,577,953
Containers & Packaging – 0.6%, 0.2%
Silgan Holdings, Inc.			5,200	5,200			246,766	246,766

Education – 0.8%, 0.2%
Strayer Education, Inc.			3,800	3,800			368,752	368,752

Electronic Components & Equipment – 5.0%, 4.5%, 3.0%, 4.1%
BEI Technologies, Inc.	2,930		12,000	14,930	87,578		358,680	446,258
Benchmark Electronics, Inc.	6,236			6,236	211,836			211,836
Coherent, Inc.*			1,600	1,600			38,608	38,608
ESCO Technologies, Inc.*		14,800		14,800		1,033,040		1,033,040
Franklin Electric Co., Inc.			1,200	1,200			46,056	46,056
Global Imaging Systems, Inc.*	2,768			2,768	97,434			97,434
Harman International Industries, Inc.		18,800		18,800		2,259,384		2,259,384
II-VI, Inc.*			1,500	1,500			51,360	51,360
Littelfuse, Inc.*	2,813		14,000	16,813	91,760		456,680	548,440
Photon Dynamics, Inc.*	7,129			7,129	130,461			130,461
Rayovac Corp.*			15,000	15,000			373,650	373,650
Rogers Corp.*	3,259			3,259	139,876			139,876
Semtech Corp.*	5,490			5,490	114,631			114,631
SRS Labs, Inc.*	16,800			16,800	116,088			116,088
Teradyne, Inc.*		30,600		30,600		506,736		506,736
					989,664	3,799,160	1,325,034	6,113,858
Energy Equipment & Services - 1.8%, 0.2%
Cooper Cameron Corp.*	2,145			2,145	103,711			103,711
Maverick Tube Corp.*	3,740			3,740	98,624			98,624
Patterson _UTI Energy, Inc.	7,770			7,770	149,417			149,417
					351,752			351,752

Entertainment & Leisure – 8.5%, 2.7%, 5.6%
Alliance Gaming Corp.*			41,500	41,500			383,875	383,875
Argosy Gaming Co.*			5,100	5,100			201,909	201,909
Boyd Gaming Corp.(a)		61,300		61,300		2,052,937		2,052,937
Pinnacle Entertainment, Inc.*		105,800		105,800		1,555,260		1,555,260
RC2 Corp.*			3,400	3,400			94,724	94,724
Shuffle Master, Inc.*(a)		21,300		21,300		896,517		896,517
Station Casinos, Inc.		30,600		30,600		1,559,070		1,559,070
Winnebago Industries, Inc.			16,000	16,000			502,400	502,400
WMS Industries, Inc.*(a)		36,600		36,600		1,070,550		1,070,550
						7,134,334	1,182,908	8,317,242
Environmental Services – 0.7%, 0.2%
Casella Waste Systems, Inc.*			15,800	15,800			196,236	196,236
Waste Connections, Inc.*			4,000	4,000			126,080	126,080
							322,316	322,316
Exchange Traded Funds - 1.1%. 0.1%
iShares Russell 2000 Growth Index Fund	3,700			3,700	222,000			222,000

Financial - Bank & Trust – 4.5%, 5.7%, 4.3%
Accredited Home Lenders Holding Co.*(a)			10,600	10,600			382,448	382,448
Bank Of The Ozarks, Inc.			11,900	11,900			384,191	384,191
Cathay Bancorp, Inc.			5,000	5,000			197,000	197,000
CVB Financial Corp.			5,920	5,920			146,816	146,816
East West Bancorp, Inc.		18,800	7,100	25,900		752,752	284,284	1,037,036
First Bancorp.			1,000	1,000			54,530	54,530
Hanmi Financial Corp.			7,200	7,200			218,736	218,736
Oriental Financial Group, Inc.			7,687	7,687			217,773	217,773
R&G Financial Corp. (Class “B” Stock)			4,600	4,600			173,052	173,052
Silicon Valley Bancshares*(a)			5,300	5,300			212,053	212,053
Southwest Bancorporation of Texas, Inc.		62,500		62,500		1,465,000		1,465,000
Texas Regional Bancshares, Inc. (Class “A” Stock)			1,950	1,950			62,264	62,264
UCBH Holdings, Inc.		36,200		36,200		1,559,858		1,559,858
Westamerica Bancorp			1,800	1,800			102,942	102,942
Wintrust Financial Corp.			1,900	1,900			108,300	108,300
						3,777,610	2,544,389	6,321,999

Pro Forma Portfolio of Investments for the Transactions

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE	VALUE

Affiliated Managers Group, Inc.*(a)	3,321	38,800		42,121	185,445	2,166,592		2,352,037
Capital Source, Inc.*(a)		62,200		62,200		1,393,280		1,393,280
Collegiate Funding Services*		54,900		54,900		678,015		678,015
Education Lending Group, Inc.*			8,000	8,000			127,320	127,320
Euronet Worldwide, Inc.*			11,500	11,500			263,580	263,580
Financial Federal Corp.*	5,307			5,307	198,004			198,004
Gabelli Asset Management, Inc. (Class A Shares)	2,244			2,244	103,448			103,448
Jefferies Group, Inc.	3,604			3,604	144,629			144,629
Nelnet, Inc. (Class “A” Stock)*		16,600		16,600		322,206		322,206
Saxon Capital , Inc.*	7,150			7,150	137,280			137,280
PrivateBancorp, Inc.			4,400	4,400			142,340	142,340
Univest Corporation of Pennsylvania			1,600	1,600			64,240	64,240
					768,806	4,560,093	597,480	5,926,379
Food – 1.0%, 0.2%, 0.2%
Performance Food Group Co.*	5,199			5,199	120,928			120,928
SunOpta, Inc. (Canada)*	12,519			12,519	78,745			78,745
Wild Oats Markets, Inc.*	310		14,200	14,510	1,885		86,336	88,221
					201,558		86,336	287,894
Gaming - 1.2%, 0.2%
Scientific Games Corp.*	11,600			11,600	245,688			245,688

Healthcare Equipment & Supplies - 5.5%, 0.7%
Advanced Neuromodulation Systems, Inc.*	5,748			5,748	182,959			182,959
ArthoCare Corp.*	2,090			2,090	64,393			64,393
Closure Medical Corp.*	6,150			6,150	104,919			104,919
Edwards Lifesciences Corp.*	3,441			3,441	117,613			117,613
Hologic, Inc.*	4,900			4,900	98,392			98,392
IDEXX Laboratories, Inc.*	1,778			1,778	88,616			88,616
Kindred Healthcare, Inc.*	4,550			4,550	109,655			109,655
PolyMedica Corp.	2,700			2,700	94,500			94,500
Priority Healthcare Corp. (Class B shares)*	5,389			5,389	97,325			97,325
Spectranetics Corp. (The)*	20,100			20,100	95,073			95,073
Thoratec Corp.*	5,435			5,435	47,719			47,719
					1,101,164			1,101,164
Healthcare Services – 2.1%, 10.0%, 5.0%, 7.5%
Amedisys, Inc.*			15,500	15,500			468,565	468,565
America Service Group, Inc.*	3,880		6,000	9,880	138,787		214,620	353,407
AmSurg Corp.*	2,515	53,600		56,115	58,826	1,253,704		1,312,530
Apria Healthcare Group, Inc.*			2,100	2,100			57,456	57,456
Centene Corp.*			3,800	3,800			180,234	180,234
Chemed Corp.	1,600			1,600	96,720			96,720
Community Health Systems, Inc.*		54,600		54,600		1,464,372		1,464,372
Cooper Companies, Inc. (The)(a)		13,000		13,000		914,550		914,550
deCODE genetics, Inc.*			28,400	28,400			198,800	198,800
First Health Group Corp.*			8,000	8,000			127,360	127,360
Healthcare Services Group, Inc.			2,800	2,800			51,884	51,884
LifePoint Hospitals, Inc.*	2,390	49,000		51,390	77,484	1,588,580		1,666,064
Magellan Health Services, Inc.*			12,100	12,100			452,540	452,540
Pediatrix Medical Group, Inc.*			5,600	5,600			315,000	315,000
PSS World Medical, Inc.*	4,544			4,544	51,188			51,188
Psychiatric Solutions, Inc.*		56,200		56,200		1,430,290		1,430,290
Sierra Health Services, Inc.*			3,300	3,300			157,476	157,476
United Surgical Partners International, Inc.*		51,900		51,900		1,817,019		1,817,019
					423,005	8,468,515	2,223,935	11,115,455
Hotels, Restaurants & Leisure - 1.6%, 0.2%
RARE Hospitality International, Inc.*	8,081				223,924			223,924
Ruby Tuesday, Inc.	3,944				97,417			97,417
					321,341			321,341
Industrial Products – 1.0%, 0.3%
Actuant Corp.*			2,200	2,200			87,274	87,274
Acuity Brands, Inc.			1,600	1,600			42,448	42,448
Brady Corp. (Class “A” Stock)			6,000	6,000			325,380	325,380
							455,102	455,102
Insurance – 3.2%, 1.1%, 0.5%, 1.2%
Affirmative Insurance Holdings, Inc.*	6,900			6,900	116,852			116,852
Bristol West Holdings, Inc.		52,500		52,500		903,000		903,000
Infinity Property & Casualty Corp.	4,862			4,862	151,111			151,111
LabOne, Inc.*	5,045			5,045	151,350			151,350
Philadelphia Consolidated Holdings Corp.*			2,800	2,800			162,344	162,344

Pro Forma Portfolio of Investments for the Transactions

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED

	SHARES	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE	VALUE

ProAssurance Corp.*	2,180			2,180	77,804			77,804
Tower Group, Inc.*	14,800			14,800	131,868			131,868
Zenith National Insurance Corp.(a)			2,000	2,000			82,140	82,140
					628,985	903,000	244,484	1,776,469
Internet Services – 6.6%, 6.2%, 5.5%, 6.0%
Ask Jeeves, Inc.*(a)		106,100		106,100		2,735,258		2,735,258
Autobytel, Inc.*		189,800		189,800		1,321,008		1,321,008
Avocent Corp.*		15,900		15,900		566,040		566,040
Ciber, Inc.*	13,178			13,178	119,129			119,129
CNET Networks, Inc.*	12,150		19,500	31,650	99,266		159,315	258,581
Digi International, Inc.*			20,400	20,400			279,276	279,276
Digital Insight Corp.*	10,714		2,200	12,914	167,781		34,452	202,233
Digital River, Inc.*			3,800	3,800			126,540	126,540
Digitas, Inc.*	19,950			19,950	179,550			179,550
EarthLink, Inc.*(a)			23,600	23,600			243,788	243,788
Equinix, Inc.*	1,800			1,800	67,842			67,842
eResearch Technology, Inc.*			25,300	25,300			295,757	295,757
eSPEED, Inc. (Class “A” Stock)*			8,300	8,300			81,755	81,755
F5 Networks, Inc.*			7,300	7,300			291,635	291,635
Harris Interactive, Inc.*			4,200	4,200			28,560	28,560
InfoSpace, Inc.*(a)	1,970		3,100	5,070	103,425		162,750	266,175
j2 Global Communications, Inc.*	4,100		1,700	5,800	123,615		51,255	174,870
Keynote Systems, Inc.*	12,050			12,050	169,483			169,483
NetRatings, Inc.*			4,500	4,500			84,870	84,870
Openwave Systems, Inc.*			7,600	7,600			89,452	89,452
Priceline.com, Inc.*(a)			4,200	4,200			83,748	83,748
ProQuest Co.*			2,300	2,300			59,938	59,938
Radware, Ltd. (Israel)*	4,400			4,400	108,680			108,680
RSA Security, Inc.*(a)			8,500	8,500			173,910	173,910
S1 Corp.*			5,300	5,300			49,767	49,767
Shopping.com Ltd.*	300			300	8,091			8,091
Stamps.com, Inc.*			1,500	1,500			20,820	20,820
Sypris Solutions, Inc.	7,700			7,700	106,260			106,260
UNOVA, Inc.*	4,041			4,041	62,029			62,029
WebEx Communications, Inc.*			7,100	7,100			156,200	156,200
					1,315,151	4,622,306	2,473,788	8,411,245
Leisure Equipment & Products - 0.7%, 0.1%
K2, Inc.*	8,500			8,500	137,870			137,870

Machinery & Equipment – 3.5%, 1.1%
Cognex Corp.			10,400	10,400			266,240	266,240
Lincoln Electric Holdings, Inc.			7,100	7,100			236,998	236,998
Manitowoc Co., Inc. (The)			6,100	6,100			215,330	215,330
Maverick Tube Corp.*			17,000	17,000			448,290	448,290
Terex Corp.*(a)			10,500	10,500			399,000	399,000
							1,565,858	1,565,858
Media - 5.3%, 1.0%
Cox Radio, Inc.*	5,416			5,416	86,114			86,114
Emmis Communications Corp. (Class A shares)*	5,343			5,343	99,914			99,914
Entravisionm Communications Corp. (Class A shares)*	10,360			10,360	83,398			83,398
Getty Images, Inc.*	2,138			2,138	126,420			126,420
Image Entertainment, Inc.*	12,100			12,100	65,340			65,340
JupiterMedia Corp.*	3,850	29,090		32,940	76,365	577,000		653,365
Mediacom Communications Corp. (Class A shares)*	11,059			11,059	72,436			72,436
ValueClick, Inc.*	26,358			26,358	244,866			244,866
ValueVision Media, Inc. (Class A shares)*	18,390			18,390	191,992			191,992
					1,046,845	577,000		1,623,845
Medical Supplies & Equipment – 2.8%, 9.7%, 7.6%, 8.2%
Abaxis, Inc.*	6,500			6,500	84,013			84,013
Advanced Medical Optics, Inc.*(a)		34,600	9,100	43,700		1,352,860	355,810	1,708,670
Align Technology, Inc.*			13,500	13,500			140,063	140,063
American Medical Systems Holdings, Inc.*	3,140		4,100	7,240	116,494		152,110	268,604
Animas Corp.*		38,700		38,700		552,249		552,249
Biosite, Inc.*(a)			7,300	7,300			356,313	356,313
Cutera, Inc.*		56,550		56,550		610,740		610,740
Cyberonics, Inc.*(a)		19,700		19,700		369,769		369,769
Cypress Bioscience, Inc.*			18,100	18,100			190,231	190,231
Encore Medical Corp.*			10,200	10,200			52,377	52,377
Haemonetics Corp.*			5,200	5,200			170,820	170,820
Immucor, Inc.*			9,100	9,100			280,735	280,735
Inamed Corp.*	2,491	25,100		27,591	132,396	1,334,065		1,466,461

Pro Forma Portfolio of Investments for the Transactions

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED

	SHARES	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE	VALUE

Integra LifeSciences Holdings Corp.*(a)			10,200	10,200			327,216	327,216
Intuitive Surgical, Inc.*	2,890			2,890	84,330			84,330
Invitrogen Corp.*(a)		15,900		15,900		920,610		920,610
Kensey Nash Corp.*			400	400			11,440	11,440
Laserscope*	2,000			2,000	54,120			54,120
LCA-Vision, Inc.		30,600		30,600		900,099		900,099
Lifeline Systems, Inc.*			3,900	3,900			93,795	93,795
Martek Biosciences Corp.*(a)		24,100		24,100		1,134,050		1,134,050
Mentor Corp.(a)			8,000	8,000			278,400	278,400
Orthovita, Inc. *	19,600			19,600	86,240			86,240
Protein Design Labs, Inc.*		28,700		28,700		549,605		549,605
Serologicals Corp.*			2,800	2,800			66,220	66,220
Third Wave Technologies*			36,300	36,300			278,784	278,784
Ventana Medical Systems, Inc.*			9,300	9,300			503,315	503,315
West Pharmaceutical Services, Inc.			6,200	6,200			142,042	142,042
Wright Medical Group, Inc.*		18,200		18,200		470,106		470,106
					557,593	8,194,153	3,399,671	12,151,417
Metals & Mining – 0.2%, 1.8%, 2.2%, 1.7%
Arch Coal, Inc.		18,600		18,600		604,872		604,872
Brush Engineered Materials, Inc.*	2,200			2,200	34,320			34,320
Century Aluminum Co.*			14,100	14,100			326,274	326,274
CONSOL Energy, Inc.		26,500		26,500		938,100		938,100
Matthews International Corp. (Class “A” Stock)			5,600	5,600			187,628	187,628
Steel Dynamics, Inc.			14,200	14,200			471,440	471,440
					34,320	1,542,972	985,342	2,562,634
Oil & Gas – 5.0%, 3.0%, 5.1%, 3.9%
Cabot Oil & Gas Corp.			10,500	10,500			444,255	444,255
Cal Dive International, Inc.*	5,830			5,830	206,440			206,440
Comstock Resources, Inc.*			3,200	3,200			70,400	70,400
Denbury Resources, Inc.*			21,200	21,200			525,760	525,760
Forest Oil Corp.*	1,555			1,555	47,428			47,428
Grey Wolf, Inc.*	22,700			22,700	117,586			117,586
Hydril Co.*	1,981			1,981	87,144			87,144
KCS Energy, Inc.*			21,400	21,400			291,254	291,254
Key Energy Services, Inc.*	6,900			6,900	79,350			79,350
Magnum Hunter Resources, Inc.*			26,200	26,200			317,020	317,020
Newpark Resources, Inc.*		150,300		150,300		816,129		816,129
Oil States International, Inc.*	6,250			6,250	114,750			114,750
Patterson-UTI Energy, Inc.(a)		33,100		33,100		636,513		636,513
Pride International, Inc.*		58,900		58,900		1,088,472		1,088,472
Stone Energy Corp.*			10,100	10,100			415,817	415,817
Superior Eneery Services, Inc.*	10,700			10,700	137,923			137,923
Unit Corp.*	3,900			3,900	144,651			144,651
Veritas DGC, Inc.*			9,500	9,500			200,450	200,450
Western Gas Resources, Inc.	2,170			2,170	63,559			63,559
					998,831	2,541,114	2,264,956	5,804,901

Personal Services – 1.5%, 0.9%
Laureate Education, Inc.*		33,100		33,100		1,298,182		1,298,182

Pharmaceuticals – 3.1%, 4.6%, 7.5%, 5.2%
Abgenix, Inc.*		62,000		62,000		564,820		564,820
Alexion Pharmaceuticals, Inc.*	5,900			5,900	105,286			105,286
Alkermes, Inc.*		79,100		79,100		978,467		978,467
ARIAD Pharmaceuticals, Inc.*			44,500	44,500			252,315	252,315
Atherogenics, Inc.*	2,200			2,200	65,868			65,868
Bone Care International, Inc.*			5,900	5,900			135,494	135,494
Connetics Corp.*	6,265			6,265	168,403			168,403
Covance, Inc.*		25,700		25,700		1,020,804		1,020,804
Durect Corp.*	19,550			19,550	35,581			35,581
Enzon Pharmaceuticals, Inc.*	2,195		22,900	25,095	35,493		370,293	405,786
First Horizon Pharmaceutical Corp.*			11,000	11,000			270,380	270,380
HealthExtras, Inc.*	3,374			3,374	48,147			48,147
ICOS Corp.*(a)		38,300		38,300		862,516		862,516
Impax Laboratories, Inc.*			6,500	6,500			95,940	95,940
Inspire Pharmaceuticals, Inc.*	5,350			5,350	83,781			83,781
Kos Pharmaceuticals, Inc.*(a)			9,200	9,200			328,440	328,440
Kosan Biosciences, Inc.*			12,000	12,000			75,000	75,000
Ligand Pharmaceuticals, Inc. (Class “B” Stock)*(a)			10,300	10,300			91,825	91,825
MGI Pharma, Inc.*		15,400		15,400		410,718		410,718
Nabi Biopharmaceuticals*			3,500	3,500			48,475	48,475

Pro Forma Portfolio of Investments for the Transactions

October 31, 2004 (unaudited)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE	VALUE

Noven Pharmaceuticals, Inc.*			15,100	15,100			340,505	340,505
Perrigo Co.			22,600	22,600			410,868	410,868
Priority Healthcare Corp. (Class “B” Stock)*			2,700	2,700			48,762	48,762
Salix Pharmaceuticals Ltd.*	4,700		18,200	22,900	75,341		291,746	367,087
SFBC International, Inc.*			4,200	4,200			116,802	116,802
United Therapeutics Corp.*			1,000	1,000			31,260	31,260
Valeant Pharmaceuticals International			17,900	17,900			429,599	429,599
					617,900	3,837,325	3,337,704	7,792,929
Printing & Publishing – 1.2%, 0.4%
Consolidated Graphics, Inc.*			10,400	10,400			444,080	444,080
Nelson, (Thomas), Inc.			4,300	4,300			95,202	95,202
							539,282	539,282
Real Estate – 0.6%, 1.2%, 0.4%
Alexandria Real Estate Equities, Inc. [REIT]			1,600	1,600			105,680	105,680
BioMed Realty Trust, Inc. [REIT]	6,250			6,250	113,625			113,625
Essex Property Trust, Inc. [REIT](a)			1,700	1,700			133,382	133,382
New Century Financial Corp. [REIT](a)			1,900	1,900			104,785	104,785
Novastar Financial, Inc.[REIT](a)			1,800	1,800			77,904	77,904
Washington Real Estate Investment Trust [REIT]			4,100	4,100			128,945	128,945
					113,625		550,696	664,321
Restaurants – 0.8%, 2.3%, 1.1%
CEC Entertainment, Inc.*			15,550	15,550			591,211	591,211
CKE Restaurants, Inc.*(a)			34,400	34,400			415,208	415,208
RARE Hospitality International, Inc.*		24,100		24,100		667,811		667,811
						667,811	1,006,419	1,674,230
Retail & Merchandising – 4.6%, 3.6%, 5.7%, 4.2%
99 Cents Only Stores*	4,133			4,133	63,690			63,690
Aeropostale, Inc.*		21,300	15,600	36,900		672,015	492,180	1,164,195
Beacon Roofing Supply, Inc.*	7,100			7,100	133,125			133,125
Charlotte Russe Holding, Inc.*			20,900	20,900			276,089	276,089
Children’s Place Retail Stores, Inc. (The)*			13,500	13,500			416,745	416,745
Cost Plus, Inc.*(a)		26,900		26,900		868,870		868,870
EzCorp., Inc.	11,350			11,350	88,303			88,303
Fred’s, Inc.	6,661			6,661	116,767			116,767
Genesco, Inc.*			7,500	7,500			192,000	192,000
Guitar Center, Inc.*	2,710	15,100		17,810	120,947	673,913		794,860
Gymboree Corp.*			33,700	33,700			407,770	407,770
Jos. A. Bank Clothiers, Inc.*	4,787			4,787	151,940			151,940
Linens ‘n Things, Inc.*	4,481			4,481	107,902			107,902
PETCO Animal Supplies, Inc.*	3,662			3,662	130,990			130,990
Select Comfort Corp.*			10,900	10,900			186,608	186,608
Stein Mart, Inc.*			28,800	28,800			478,656	478,656
The Pantry, Inc.*			2,800	2,800			64,372	64,372
Tractor Supply Co.*			700	700			25,396	25,396
West Marine, Inc.*		32,000		32,000		784,960		784,960
					913,664	2,999,758	2,539,816	6,453,238
Road & Rail - 0.5%, 0.1%
Old Dominion Freight Line, Inc. *	3,550			3,550	99,489			99,489

Semiconductors – 4.2%, 7.8%, 6.5%, 6.9%
Axcelis Technologies, Inc.*			7,400	7,400			63,640	63,640
ATMI, Inc.*		25,600		25,600		597,760		597,760
Cirrus Logic, Inc.*			45,300	45,300			228,765	228,765
Cymer, Inc.*		22,900		22,900		653,108		653,108
FormFactor, Inc.*	4,600			4,600	107,870			107,870
Genesis Microchip, Inc. (Canada)*		40,100		40,100		568,217		568,217
Helix Technology Corp.		40,000		40,000		561,600		561,600
Integrated Device Technology, Inc.*(a)			33,800	33,800			399,516	399,516
Intersils Corp.	6,617			6,617	107,989			107,989
Kopin Corp.*	7,125			7,125	26,078			26,078
Lam Research Corp.*		11,900		11,900		309,757		309,757
LogicVision, Inc.*	21,500			21,500	42,355			42,355
Mattson Technology, Inc.*		48,600		48,600		407,754		407,754
Micrel, Inc.*		48,300	34,200	82,500		542,409	384,066	926,475
Microsemi Corp.*	5,300	48,700	22,700	76,700	82,362	756,798	352,758	1,191,918
NVIDIA Corp.*		41,600		41,600		601,952		601,952
O2Micro International Ltd.*	9,900	49,400		59,300	120,383	600,704		721,087
ON Semiconductor Corp.*			76,100	76,100			273,960	273,960
Pixelworks, Inc.*			9,500	9,500			107,255	107,255
Power Integrations, Inc.*		34,200		34,200		731,880		731,880
Sigmatel, Inc.*	3,050			3,050	89,975			89,975

Pro Forma Portfolio of Investments for the Transactions

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE	VALUE

Silicon Image, Inc.*	6,400		24,600	31,000	87,680		337,020	424,700
Silicon Laboratories, Inc.*	2,349	8,600		10,949	70,400	257,742		328,142
Skyworks Solutions, Inc.*			32,000	32,000			284,480	284,480
Standard Microsystems Corp.*			20,200	20,200			444,804	444,804
Ultratech, Inc.*	6,200			6,200	105,524			105,524
					840,616	6,589,681	2,876,264	10,306,561
Software - 9.3%, 1.2%
Altris, Inc.*	5,492			5,492	149,355			149,355
Catapult Communications Corp.*	3,273			3,273	80,385			80,385
Embarcadero Technologies, Inc.*	8,680			8,680	70,568			70,568
Epicor Software Corp.*	6,550			6,550	100,674			100,674
FactSet Research Systems, Inc.*	1,646			1,646	82,037			82,037
Filenet Corp.*	6,181			6,181	172,018			172,018
Hyperion Solutions Corp.*	4,034			4,034	161,884			161,884
Informatica Corp.*	15,394			15,394	120,227			120,227
Jack Henry & Associates, Inc.	3,804			3,804	70,907			70,907
Keane, Inc.*	4,301			4,301	67,999			67,999
Kronos, Inc.*	2,139			2,139	104,918			104,918
Macrovision Corp.*	2,287			2,287	61,840			61,840
Merge Technologies, Inc.*	7,100			7,100	127,552			127,552
Open Solutions, Inc.*	3,020			3,020	85,058			85,058
SERENA Software, Inc.*	7,730			7,730	137,130			137,130
Sonic Solutions, Inc.*	5,300			5,300	105,205			105,205
Synplicity, Inc.*	12,600			12,600	63,000			63,000
THQ, Inc.*	4,600			4,600	86,940			86,940
					1,847,697			1,847,697

Specialty Retail - 2.1%, 0.3%
Aaron Rents, Inc. (Class B shares)	4,925			4,925	106,873			106,873
Casual Male Retail Group, Inc.*	17,100			17,100	85,928			85,928
Cost Plus, Inc.*	4,060			4,060	131,137			131,137
Tractor Supply Co.*	2,745			2,745	99,589			99,589
					423,527			423,527

Telecommunications – 9.0%, 3.8%, 6.2%
Aeroflex, Inc.*		54,900		54,900		609,390		609,390
Alamosa Holdings, Inc.*(a)			23,900	23,900			239,837	239,837
American Tower Corp. (Class “A” Stock)*		140,400		140,400		2,413,476		2,413,476
Anaren, Inc.*		54,400		54,400		666,128		666,128
Andrew Corp.*		41,500		41,500		580,170		580,170
Aspect Communications Corp.*			22,500	22,500			214,088	214,088
C-COR, Inc.*			31,500	31,500			236,880	236,880
Commscope, Inc.*			4,655	4,655			83,837	83,837
Ditech Communications Corp.*			700	700			16,058	16,058
Golden Telecom, Inc.(a)			5,400	5,400			153,846	153,846
InterDigital Communications Corp.*			22,800	22,800			362,519	362,519
Polycom, Inc.*		95,900		95,900		1,980,355		1,980,355
Ptek Holdings, Inc.*			36,000	36,000			358,560	358,560
RF Micro Devices, Inc.*			5,300	5,300			34,503	34,503
Scientific-Atlanta, Inc.		23,600		23,600		646,404		646,404
Western Wireless Corp. (Class “A” Stock)*(a)		23,500		23,500		684,790		684,790
						7,580,713	1,700,128	9,280,841
Textiles, Apparel & Luxury Goods - 1.9%, 0.3%
Ashworth, Inc.*	16,989			16,989	142,707			142,707
Charlotte Russe Holdings, Inc.*	9,250			9,250	122,193			122,193
Oxford Industries, Inc.	3,070			3,070	113,866			113,866
					378,766			378,766
Transportation – 1.4%, 0.9%, 0.4%
Forward Air Corp.*	3,778			3,778	155,540			155,540
Kirby Corp.*			6,400	6,400			268,800	268,800
SCS Transportation, Inc.*			6,200	6,200			112,034	112,034
Vitran Corp., Inc. (Class A shares)*	7,600			7,600	124,640			124,640
					280,180		380,834	661,014
TOTAL COMMON STOCK (Cost $17,176,871, $80,343,659, $41,834,890, $139,355,420)					18,804,338	83,895,430	43,880,097	146,579,865

	Par (000)	Par (000)	Par (000)	Par (000)
SHORT-TERM INVESTMENTS – 5.0%, 11.3%, 11.0%, 10.4%
Certificates of Deposit – 1.5%, 0.6%, 1.0%
Banco Santander PR 1.815%, 11/08/04(b)(c)		145		145	144,567	144,567
Canadian Imperial Bank of Commerce

Pro Forma Portfolio of Investments for the Transactions

October 31, 2004 (unaudited) (continued)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	MANAGED GROWTH FUND PRO FORMA COMBINED
	SHARES	SHARES	SHARES	SHARES	VALUE	VALUE	VALUE	VALUE

1.72%, 05/25/05(b)		827		827		827,020		827,020
CS First Boston
1.79%, 11/10/04(b)		192		192		192,104		192,104
Eurohypo AG
1.88%, 11/22/04(b)		60	266	326		59,761	265,936	325,697
						1,223,452	265,936	1,489,388
Corporate Obligations – 2.7%, 3.2%, 2.5%
Merrill Lynch & Co., Inc.
2.005%, 11/01/04(b)(c)		268	121	389		268,145	121,120	389,265
Morgan Stanley
1.955%, 11/01/04(b)(c)		564		564		563,576		563,576
Natexis Banque NY
1.975%, 11/01/04(b)(c)		560	1,095	1,655		559,533	1,094,742	1,654,275
Societe Generale
1.95%, 11/01/04(b)(c)		844		844		843,773		843,773
Swedbank NY
1.83%, 11/15/04 (b)(c)		72	204	276		71,600	204,065	275,665
						2,306,627	1,419,927	3,726,554
Time Deposit – 0.3%, 0.3%, 0.2%
Citibank
1.76%, 11/01/04(b)		211	142	353		211,253	141,657	352,910

U.S. Government Agency Obligations – 0.1%, 0.0%
U.S. Treasury Bills
1.87%, 01/27/05(k)(n)			50	50			49,774	49,774

Non-Registered Investment Company – 6.8%, 6.8%, 6.0%	Shares	Shares	Shares	Shares
BlackRock Institutional Money Market Trust(b)(j)		5,799,953	3,032,787	8,832,740		5,799,953	3,032,787	8,832,740

Mutual Fund - 5.0%, 0.7%
Dryden Core Investment Fund-Taxable Money Market Series	998,392			998,392	998,392			998,392

TOTAL SHORT-TERM INVESTMENTS (Cost $998,392, $9,541,285, $4,910,081, $15,449,758)					998,392	9,541,285	4,910,081	15,449,758
Total Investments — 99.5%, 110.9%, 109.4%, 108.9% (Cost $18,175,263, $89,884,944, $46,744,971, $154,805,178)					19,802,730	93,436,715	48,790,178	162,029,623
Assets in Excess of Other Liabilities(Liabilities in Excess of Other Assets) — 0.5%, (10.9%), (9.4%), (8.9%)					92,205	(9,199,963)	(4,199,357)	(13,307,115)
Net Assets — 100.0%, 100.0%, 100.0%					$19,894,935	84,236,752	44,590,821	148,722,508

Please note that none of the investments are expected to be sold as a result of the merger.

* Non-Income producing security.

(a) Portion of securities on loan with an aggregate market value of $9,248,968 for Opportunity Fund and $4,676,125 for Managed Growth Fund: cash collateral of $9,541,285 for Opportunity Fund and $4,860,307 for Managed Growth Fund(included with liabilities)

was received with which the portfolio purchased highly liquid short-term investments.

(b) Represents security purchased with collateral for securities on loan.

(c) Indicates a variable rate security.  The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j) Security available to institutional investors only.

(k) Securities or portion thereof with an aggregate market value of $49,774 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2004 for Managed Growth Fund:

Number of Contracts	Type	Expiration	Value at Trade Date	Value at 10/31/2004	Unrealized Appreciation
Long Position:
2	Russell 2000	Dec 04	$578,712	$584,500	$5,788

(n) Rates shown are the effective yields at purchase date.

None of the investments must be sold as a result of the Transactions.

PRO FORMA FINANCIAL STATEMENTS FOR THE TRANSACTION (UNAUDITED)

The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities and Portfolio of Investments as of October 31, 2004 for Strategic Partners Style Specific Fund - Strategic Partners Growth Fund Strategic Partners Small Cap Growth Opportunity Fund and Strategic Partners Managed Small Cap Growth Fund, as adjusted, giving effect to the Transaction.

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES FOR THE TRANSACTIONS

October 31, 2004

(unaudited)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	ADJUSTMENTS	MANAGED GROWTH FUND PRO FORMA COMBINED
ASSETS:
Investments at Value(A), Including Securities on Loan(B)	$19,802,730	$93,436,715	$48,790,178		$162,029,623
Cash	—	—	827,662		827,662
Receivable For:
Securities Sold	342,601	6,518,684	—		6,861,285
Dividends and Interest	1,105	4,690	5,805		11,600
Fund Shares Sold	11,585	98,368	17,957		127,910
Receivable from Investment Manager	—	55,032	54,649		109,681
Prepaid Expenses	69,488	16,264	31,874		117,626
Total Assets	20,227,509	100,129,753	49,728,125		170,085,387

LIABILITIES:
Payable to Custodian	243	262,054	—		262,297
Payable to Broker for Collateral for Securities on Loan	—	9,541,285	4,860,307		14,401,592
Payable For:
Securities Purchased	124,247	5,529,535	631		5,654,413
Management Fees	67,415	—	—		67,415
Fund Shares Redeemed	9,928	282,898	89,358		382,184
Futures Variation Margin	—	—	500		500
Distribution Fees	1,095	61,566	32,099		94,760
Deferred Directors’ Fees	2,460	6,487	1,887		10,834
Accrued Expenses and Other Liabilities	127,186	209,176	152,522		488,884
Total Liabilities	332,574	15,893,001	5,137,304		21,362,879
Net Assets	19,894,935	$84,236,752	$44,590,821		$148,722,508

Components of Net Assets

Common Stock, at $0.001 Par Value	$2,699	$9,092	$8,909		$20,700
Paid-In Capital in Excess of Par	27,057,416	205,852,607	77,050,717		309,960,740
	27,060,115	205,861,699	77,059,626		309,981,440
Undistributed Net Investment Income (Loss)	(564,119)	(6,487)	(1,887)		(572,493)
Accumulated Net Realized Gain (Loss) on Investments	(8,228,528)	(125,170,231)	(34,517,913)		(167,916,672)
Net Unrealized Appreciation (Depreciation) on Investments	1,627,467	3,551,771	2,050,995		7,230,233
Net Assets	$19,894,935	$84,236,752	$44,590,821		$148,722,508

(A) Investments at Cost	$18,175,263	$89,884,944	$46,744,971		$154,805,178
(B) Securities on Loan at Value	$—	$9,248,968	$4,676,125		$13,925,093

See Notes to Financial Statements

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES FOR THE TRANSACTIONS

October 31, 2004 (unaudited) (continued)

		GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	ADJUSTMENTS		MANAGED GROWTH FUND PRO FORMA COMBINED
NET ASSET VALUE:
Class A:	Net Assets	$5,240,528	$3,449,689	$2,062,501			10,752,718
	Shares Outstanding	690,403	341,350	402,883	665,504	(a)	2,100,140
	Net Asset Value and Redemption Price Per Share	$7.59	$10.11	$5.12			5.12
	Maximum Sales Charge	5.50%	5.50%	5.50%			5.50%
	Offering Price Per Share*	$8.03	$10.70	$5.42			5.42
Class B:	Net Assets	$7,378,724	$394,250	$279,732			8,052,706
	Shares Outstanding	1,011,088	40,578	56,691	525,052	(a)	1,633,409
	Net Asset Value, Offering and Redemption Price Per Share	$7.30	$9.72	$4.93			4.93
Class C:	Net Assets	$7,275,683	$14,426,277	$8,516,178			30,218,138
	Shares Outstanding	997,629	1,485,706	1,712,342	1,884,431	(a)	6,080,108
	Net Asset Value, Offering and Redemption Price Per Share	$7.29	$9.71	$4.97			4.97
Class L:	Net Assets	$—	$17,631,525	$10,548,798			28,180,323
	Shares Outstanding	—	1,753,264	2,071,426	1,711,719	(a)	5,536,409
	Net Asset Value and Redemption Price Per Share	$—	$10.06	$5.09			5.09
Class M:	Net Assets	$—	$38,531,312	$19,447,860			57,979,172
	Shares Outstanding	—	3,969,722	3,914,410	3,781,697	(a)	11,665,829
	Net Asset Value and Redemption Price Per Share	$—	$9.71	$4.97			4.97
Class X:	Net Assets	$—	$9,803,699	$3,735,752			13,539,451
	Shares Outstanding	—	1,010,234	750,427	958,104	(a)	2,718,765
	Net Asset Value, Offering and Redemption Price Per Share	$—	$9.70	$4.98			4.98

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

(a) Reflects the change in shares of SPSSF-Strategic Partners Small Capitalization Growth Fund and Strategic Partners Small Cap Growth Opportunity Fund upon conversion into Strategic Partners Managed Small Cap Growth Fund.

PRO FORMA STATEMENTS OF OPERATIONS FOR THE TRANSACTIONS

For the Twelve Months Ended October 31, 2004

(unaudited)

	GROWTH FUND	OPPORTUNITY FUND	MANAGED GROWTH FUND	ADJUSTMENTS		MANAGED GROWTH FUND PRO FORMA COMBINED
INVESTMENT INCOME:
Interest	$—	$19,964	$6,146			$26,110
Dividends	45,205	309,067	166,091			520,363
Income from Securities Loaned, Net	—	20,999	15,943			36,942
Foreign Taxes Withheld	—	(32)	(611)			(643)
Total Income	45,205	349,998	187,569			582,772

EXPENSES:
Advisory Fees	145,309	987,219	487,313	122,620	(a)	1,742,461
Distribution Fees - Class A	12,794	3,368	1,381			17,543
Distribution Fees - Class B	75,970	1,171	818			77,959
Distribution Fees - Class C	80,436	201,322	107,764			389,522
Distribution Fees - Class L	—	124,142	65,951			190,093
Distribution Fees - Class M	—	507,430	223,920			731,350
Distribution Fees - Class X	—	125,376	43,051			168,427
Transfer Agent’s Fees and Expenses	74,000	655,000	382,000			1,111,000
Administration and Accounting Fees	—	97,000	58,000	(5,000	)(b)	150,000
Custodian Fees and Expenses	83,000	35,000	25,000			143,000
Audit and Legal Fees	71,000	42,000	32,000	(95,000	)(b)	50,000
Directors’ Fees	7,000	10,000	9,000	(17,000	)(b)	9,000
Registration Fees	41,000	45,000	38,000	(37,000	)(b)	87,000
Interest Expense	—	598	—			598
Reports to Shareholders	32,000	70,000	37,000	(69,000	)(b)	70,000
Miscellaneous	11,279	13,362	16,755	(16,396	)(b)	25,000
Total Expenses	633,788	2,917,988	1,527,953	(116,776)		4,962,953
Less: Advisory Fee Waivers and Expense Reimbursements	(130,681)	(528,594)	(366,973)	17,455	(c)	(1,008,793)
Net Expenses	503,107	2,389,394	1,160,980			3,954,160

Net Investment Income (Loss)	(457,902)	(2,039,396)	(973,411)			(3,371,388)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	895,536	19,673,756	7,889,041			28,458,333
Futures	—	—	60,845			60,845
	895,536	19,673,756	7,949,886			28,519,178
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	410,364	(33,407,467)	(6,744,174)			(39,741,277)
Futures	—	—	(13,263)			(13,263)
	410,364	(33,407,467)	(6,757,437)			(39,754,540)

Net Gain (Loss) on Investments and Foreign Currencies	1,305,900	(13,733,711)	1,192,449			(11,235,362)

Net Increase (Decrease) in Net Assets Resulting from Operations	847,998	$(15,773,107)	$219,038			$(14,606,750)

(a)   Reflects adjustments to advisory fees and distribution fees based on the surviving Fund’s fee schedule.

(b)   Reflects the elimination of duplicate services or fees.

(c)   Reflects the adjustment to advisory fee waivers and expense reimbursements to have ProForma combined at the expense cap of the Strategic Partners Small Cap Growth Opportunity Fund of 1.30% excluding distribution fees.

Notes to Pro-Forma Financial Statements for the Transactions

(unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at October 31, 2004 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the twelve months ended October 31, 2004, reflect the accounts of Strategic Partners Managed Small Cap Growth Fund, Strategic Partners Style Specific Small Cap Growth Fund (Strategic Partners Small Cap Growth Fund) and Strategic Partners Small Cap Growth Opportunity Fund, each a “Fund.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Strategic Partners Small Cap Growth Fund and Strategic Partners Small Cap Growth Opportunity in exchange for shares in Strategic Partners Managed Small Cap Growth Fund.  The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.              Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, L, M, and X shares of Strategic Partners Managed Small Cap Growth Fund, which would have been issued on October 31, 2004, in connection with the proposed reorganization.  Shareholders of Strategic Partners Small Cap Growth Fund and Strategic Partners Small Cap Growth Opportunity Fund would become shareholders of Strategic Partners Managed Small Cap Growth Fund, receiving shares of Strategic Partners Managed Small Cap Growth Fund equal to the value of their holdings in Strategic Partners Small Cap Growth Fund and Strategic Partners Small Cap Growth Opportunity Fund. The amount of additional shares assumed to be issued has been calculated based on the October 31, 2004 total net assets of both Strategic Partners Small Cap Growth Fund and Strategic Partners Small Cap Growth Opportunity Fund and the net asset value per share of Strategic Partners Managed Small Cap Growth Fund, as follows:

		Opportunity Fund and Growth	Managed Growth Fund
Strategic Partners Managed Small Cap		Fund	Net Asset Value
Growth Fund		Net Assets	Per Share
Total Shares Issued		10/31/04	10/31/04
Class A	1,697,257	$8,690,217	$5.12
Class B	1,576,718	$7,772,974	$4.93
Class C	4,367,766	$21,701,960	$4.97
Class L	3,464,983	$17,631,525	$5.09
Class M	7,751,419	$38,531,312	$4.97
Class X	1,968,338	$9,803,699	$4.98

3.              Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Strategic Partners Managed Small Cap Growth Fund at the combined level of average net assets for the year ended October 31, 2004.

4.              Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the co-managers, in consultation with the subadviser; believe the primary market to be over-the-counter are valued by an independent agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with procedures approved by the Board of Directors. Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation. Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

The Funds’ valuation policies are substantially identical and there are no differences in the terms of how each Fund values its Portfolio Securities.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

6.              Taxes – For federal income tax purposes, each fund in the Company is treated as a separate taxpaying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Strategic Partners Small Cap Growth Opportunity Fund had a capital loss carry forward of $124,280,393 and Strategic Partners Managed Small Cap Growth Fund had a capital loss carry forward of $34,255,313 as of October 31, 2004 and Strategic Partners Small Cap Growth Fund had a capital carryforward of $8,140,000 as of July 31, 2004. The future utilization of the acquired or the Strategic Partners Managed Small Cap Growth Fund capital loss carry forwards, depending on the Funds net asset value on the date the Transaction is effective, may be limited under certain conditions defined in the Internal Revenue Code as a result of the Transaction.